Baird Aggregate Bond Fund
Schedule of Investments
March 31, 2026 (Unaudited)

CORPORATE BONDS - 38.6%	Par	Value
Financials - 18.1%
200 Park Funding Trust, 5.74%, 02/15/2055 (Callable 08/15/2054) (a)	$21,925,000	$21,064,622
ABN AMRO Bank NV
4.80%, 04/18/2026 (a)	42,935,000	42,914,039
1.54% to 06/16/2026 then 1 yr. CMT Rate + 0.80%, 06/16/2027 (Callable 06/16/2026) (a)	16,900,000	16,788,966
6.34% to 09/18/2026 then 1 yr. CMT Rate + 1.65%, 09/18/2027 (Callable 09/18/2026) (a)	16,025,000	16,161,265
4.99% to 12/03/2027 then 1 yr. CMT Rate + 0.78%, 12/03/2028 (Callable 12/03/2027) (a)	51,250,000	51,626,410
5.52% to 12/03/2034 then 1 yr. CMT Rate + 1.25%, 12/03/2035 (Callable 12/03/2034) (a)	10,000,000	10,136,915
3.32% to 03/13/2032 then 5 yr. CMT Rate + 1.90%, 03/13/2037 (Callable 12/13/2031) (a)	5,000,000	4,462,826
AEGON Funding Co. LLC, 5.50%, 04/16/2027 (Callable 03/16/2027) (a)	31,625,000	31,903,124
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
5.75%, 06/06/2028 (Callable 05/06/2028)	30,000,000	30,736,842
3.00%, 10/29/2028 (Callable 08/29/2028)	44,806,000	43,129,560
4.63%, 09/10/2029 (Callable 08/10/2029)	8,000,000	7,984,199
3.30%, 01/30/2032 (Callable 10/30/2031)	10,000,000	9,082,258
4.75%, 01/15/2033 (Callable 11/15/2032)	19,900,000	19,341,997
Aetna, Inc., 6.63%, 06/15/2036	9,165,000	9,876,367
Agree LP
2.90%, 10/01/2030 (Callable 07/01/2030)	5,000,000	4,618,328
4.80%, 10/01/2032 (Callable 07/01/2032)	7,000,000	6,932,851
AIB Group PLC
6.61% to 09/13/2028 then SOFR + 2.33%, 09/13/2029 (Callable 09/13/2028) (a)	65,345,000	68,389,479
5.87% to 03/28/2034 then SOFR + 1.91%, 03/28/2035 (Callable 03/28/2034) (a)	39,575,000	40,895,266
AIG SunAmerica Global Financing X, 6.90%, 03/15/2032 (a)	25,000,000	27,109,134
Air Lease Corp., 5.85%, 12/15/2027 (Callable 11/15/2027)	10,000,000	10,208,910
Aircastle Ltd.
2.85%, 01/26/2028 (Callable 11/26/2027) (a)	12,131,000	11,751,931
6.50%, 07/18/2028 (Callable 06/18/2028) (a)	9,482,000	9,830,535
5.95%, 02/15/2029 (Callable 01/15/2029) (a)	23,000,000	23,628,703
Aircastle Ltd. / Aircastle Ireland DAC, 5.00%, 09/15/2030 (Callable 08/15/2030) (a)	12,595,000	12,565,007
Ally Financial, Inc., 5.54% to 01/17/2030 then SOFR + 1.73%, 01/17/2031 (Callable 01/17/2030)	8,444,000	8,500,555
American International Group, Inc., 5.13%, 03/27/2033 (Callable 12/27/2032)	10,500,000	10,601,202
American National Global Funding
5.55%, 01/28/2030 (a)	15,000,000	15,152,885
4.88%, 01/23/2031 (a)	37,100,000	36,312,200
American National Group, Inc.
5.75%, 10/01/2029 (Callable 09/01/2029)	12,000,000	12,123,782
6.00%, 07/15/2035 (Callable 04/15/2035)	59,600,000	58,103,213
Americold Realty Operating Partnership LP
5.60%, 05/15/2032 (Callable 03/15/2032)	21,626,000	21,392,979
5.41%, 09/12/2034 (Callable 06/12/2034)	10,000,000	9,508,752
AmFam Holdings, Inc., 2.81%, 03/11/2031 (Callable 12/11/2030) (a)	5,900,000	5,175,387
Aon Corp. / Aon Global Holdings PLC, 3.90%, 02/28/2052 (Callable 08/28/2051)	5,000,000	3,645,990
Aon Global Ltd., 4.45%, 05/24/2043 (Callable 02/24/2043)	1,274,000	1,073,422
Aon North America, Inc., 5.75%, 03/01/2054 (Callable 09/01/2053)	10,600,000	10,213,399
Arthur J Gallagher & Co.
3.50%, 05/20/2051 (Callable 11/20/2050)	5,625,000	3,847,879
5.75%, 03/02/2053 (Callable 09/02/2052)	5,000,000	4,790,076
5.75%, 07/15/2054 (Callable 01/15/2054)	9,000,000	8,632,778
ASB Bank Ltd., 5.28% to 06/17/2027 then 5 yr. CMT Rate + 2.25%, 06/17/2032 (Callable 06/17/2027) (a)	4,350,000	4,370,402
Assurant, Inc., 5.55%, 02/15/2036 (Callable 11/15/2035)	9,250,000	9,268,765
Australia & New Zealand Banking Group Ltd.
6.74%, 12/08/2032 (a)	38,113,000	41,325,653
5.20% to 09/30/2034 then 1 yr. CMT Rate + 1.47%, 09/30/2035 (Callable 09/30/2034) (a)	37,350,000	36,770,356
2.57% to 11/25/2030 then 5 yr. CMT Rate + 1.70%, 11/25/2035 (Callable 11/25/2030) (a)	15,000,000	13,406,558
5.82% to 06/18/2035 then 1 yr. CMT Rate + 1.35%, 06/18/2036 (Callable 06/18/2035) (a)	12,000,000	12,209,278
Aviation Capital Group LLC
6.25%, 04/15/2028 (Callable 03/15/2028) (a)	31,000,000	31,864,400
4.25%, 04/30/2029 (Callable 03/30/2029) (a)	13,000,000	12,810,484
5.38%, 07/15/2029 (Callable 06/15/2029) (a)	25,760,000	26,163,373
5.13%, 04/10/2030 (Callable 03/10/2030) (a)	15,000,000	15,078,144
6.38%, 07/15/2030 (Callable 05/15/2030) (a)	6,500,000	6,841,517
4.80%, 10/24/2030 (Callable 09/24/2030) (a)	23,925,000	23,648,684
Avolon Holdings Funding Ltd.
4.95%, 01/15/2028 (Callable 12/15/2027) (a)	24,000,000	24,078,996
5.38%, 05/30/2030 (Callable 04/30/2030) (a)	8,000,000	8,087,228
Banco Santander SA
1.72% to 09/14/2026 then 1 yr. CMT Rate + 0.90%, 09/14/2027 (Callable 09/14/2026)	11,325,000	11,180,502
4.38%, 04/12/2028	13,400,000	13,355,648
6.61%, 11/07/2028	15,000,000	15,765,136
5.54% to 03/14/2029 then 1 yr. CMT Rate + 1.45%, 03/14/2030 (Callable 03/14/2029)	15,600,000	15,972,773
3.49%, 05/28/2030	5,000,000	4,757,547
2.75%, 12/03/2030	19,250,000	17,243,209
5.44%, 07/15/2031	10,000,000	10,285,913
3.23% to 11/22/2031 then 1 yr. CMT Rate + 1.60%, 11/22/2032 (Callable 08/22/2031)	35,000,000	31,415,853
6.92%, 08/08/2033	9,800,000	10,577,051
6.35%, 03/14/2034	36,500,000	38,340,038
Bank of America Corp.
6.20% to 11/10/2027 then SOFR + 1.99%, 11/10/2028 (Callable 11/10/2027)	11,425,000	11,736,827
3.42% to 12/20/2027 then 3 mo. Term SOFR + 1.30%, 12/20/2028 (Callable 12/20/2027)	37,683,000	37,018,705
3.97% to 03/05/2028 then 3 mo. Term SOFR + 1.33%, 03/05/2029 (Callable 03/05/2028)	14,230,000	14,100,915
2.09% to 06/14/2028 then SOFR + 1.06%, 06/14/2029 (Callable 06/14/2028)	15,000,000	14,271,599
4.27% to 07/23/2028 then 3 mo. Term SOFR + 1.57%, 07/23/2029 (Callable 07/23/2028)	39,821,000	39,658,681
3.19% to 07/23/2029 then 3 mo. Term SOFR + 1.44%, 07/23/2030 (Callable 07/23/2029)	5,000,000	4,795,301
2.50% to 02/13/2030 then 3 mo. Term SOFR + 1.25%, 02/13/2031 (Callable 02/13/2030)	13,000,000	12,016,174
2.59% to 04/29/2030 then SOFR + 2.15%, 04/29/2031 (Callable 04/29/2030)	60,000,000	55,430,120
1.90% to 07/23/2030 then SOFR + 1.53%, 07/23/2031 (Callable 07/23/2030)	10,000,000	8,906,437
1.92% to 10/24/2030 then SOFR + 1.37%, 10/24/2031 (Callable 10/24/2030)	5,000,000	4,431,224
2.69% to 04/22/2031 then SOFR + 1.32%, 04/22/2032 (Callable 04/22/2031)	15,000,000	13,593,278
2.30% to 07/21/2031 then SOFR + 1.22%, 07/21/2032 (Callable 07/21/2031)	5,000,000	4,413,672
2.97% to 02/04/2032 then SOFR + 1.33%, 02/04/2033 (Callable 02/04/2032)	28,925,000	26,183,289
5.29% to 04/25/2033 then SOFR + 1.91%, 04/25/2034 (Callable 04/25/2033)	16,500,000	16,700,555
5.47% to 01/23/2034 then SOFR + 1.65%, 01/23/2035 (Callable 01/23/2034)	10,000,000	10,207,987
7.75%, 05/14/2038	1,138,000	1,352,030
Bank of Ireland Group PLC
2.03% to 09/30/2026 then 1 yr. CMT Rate + 1.10%, 09/30/2027 (Callable 09/30/2026) (a)	20,975,000	20,705,075
5.60% (SOFR + 1.62%), 03/20/2030 (Callable 03/20/2029) (a)	67,824,000	69,555,610
Bank of Montreal
5.37%, 06/04/2027	3,000,000	3,036,508
5.00% to 01/27/2028 then SOFR + 0.67%, 01/27/2029 (Callable 01/27/2028)	15,500,000	15,639,002
4.34% (SOFR + 0.89%), 03/19/2030 (Callable 03/19/2029)	25,000,000	24,890,424
3.09% to 01/10/2032 then 5 yr. CMT Rate + 1.40%, 01/10/2037 (Callable 01/10/2032)	32,576,000	28,969,759
Bank of Nova Scotia
5.40%, 06/04/2027	40,000,000	40,509,668
5.25%, 06/12/2028	10,000,000	10,201,266
4.93% to 02/14/2028 then SOFR + 0.89%, 02/14/2029 (Callable 02/14/2028)	45,000,000	45,377,797
4.25% (SOFR + 0.73%), 02/02/2030 (Callable 02/02/2029)	54,360,000	53,864,528
4.59% to 05/04/2032 then 5 yr. CMT Rate + 2.05%, 05/04/2037 (Callable 02/04/2032)	23,300,000	22,289,545
Banque Federative du Credit Mutuel SA
4.75%, 07/13/2027 (a)	22,290,000	22,377,381
5.19%, 02/16/2028 (a)	14,500,000	14,691,130
5.79%, 07/13/2028 (a)	12,000,000	12,312,541
Barclays PLC
4.34%, 01/10/2028 (Callable 01/08/2027)	20,000,000	19,917,201
5.09% to 02/25/2028 then SOFR + 0.96%, 02/25/2029 (Callable 02/25/2028)	17,000,000	17,139,108
4.48% to 11/11/2028 then SOFR + 1.08%, 11/11/2029 (Callable 11/11/2028)	8,000,000	7,956,115
5.69% to 03/12/2029 then SOFR + 1.74%, 03/12/2030 (Callable 03/12/2029)	5,875,000	6,036,906
5.37% to 02/25/2030 then SOFR + 1.23%, 02/25/2031 (Callable 02/25/2030)	12,125,000	12,335,580
4.52% to 02/24/2031 then SOFR + 1.14%, 02/24/2032 (Callable 02/24/2031)	19,000,000	18,583,778
7.44% to 11/02/2032 then 1 yr. CMT Rate + 3.50%, 11/02/2033 (Callable 11/02/2032)	4,575,000	5,114,715
6.22% to 05/09/2033 then SOFR + 2.98%, 05/09/2034 (Callable 05/09/2033)	52,900,000	55,476,357
6.69% to 09/13/2033 then SOFR + 2.62%, 09/13/2034 (Callable 09/13/2033)	32,225,000	34,821,751
5.34% to 09/10/2034 then SOFR + 1.91%, 09/10/2035 (Callable 09/10/2034)	60,000,000	59,459,992
5.79% to 02/25/2035 then SOFR + 1.59%, 02/25/2036 (Callable 02/25/2035)	18,000,000	18,200,329
Beacon Funding Trust, 6.27%, 08/15/2054 (Callable 02/15/2054) (a)	37,750,000	37,305,969
Belrose Funding Trust II, 6.79%, 05/15/2055 (Callable 11/15/2054) (a)	14,000,000	14,022,091
BGC Group, Inc., 6.60%, 06/10/2029 (Callable 05/10/2029)	19,542,000	20,162,072
BNP Paribas SA
4.38%, 05/12/2026 (a)	45,131,000	45,115,507
4.63%, 03/13/2027 (a)	2,325,000	2,324,700
2.59% to 01/20/2027 then SOFR + 1.23%, 01/20/2028 (Callable 01/20/2027) (a)	2,175,000	2,141,722
1.90% to 09/30/2027 then SOFR + 1.61%, 09/30/2028 (Callable 09/30/2027) (a)	27,000,000	25,957,060
4.79% to 05/09/2028 then SOFR + 1.45%, 05/09/2029 (Callable 05/09/2028) (a)	10,000,000	10,035,549
5.34% (1 yr. CMT Rate + 1.50%), 06/12/2029 (Callable 06/12/2028) (a)	13,025,000	13,234,886
2.16% to 09/15/2028 then SOFR + 1.22%, 09/15/2029 (Callable 09/15/2028) (a)	26,788,000	25,235,825
5.18% to 01/09/2029 then SOFR + 1.52%, 01/09/2030 (Callable 01/09/2029) (a)	6,500,000	6,600,134
5.28% to 11/19/2029 then SOFR + 1.28%, 11/19/2030 (Callable 11/19/2029) (a)	32,300,000	32,791,776
5.09% to 05/09/2030 then SOFR + 1.68%, 05/09/2031 (Callable 05/09/2030) (a)	5,000,000	5,043,160
2.87% to 04/19/2031 then 3 mo. Term SOFR + 1.39%, 04/19/2032 (Callable 04/19/2031) (a)	43,447,000	39,395,976
3.13% to 01/20/2032 then SOFR + 1.56%, 01/20/2033 (Callable 01/20/2032) (a)	10,000,000	8,989,579
4.92% to 01/15/2033 then SOFR + 1.29%, 01/15/2034 (Callable 01/15/2033) (a)	10,500,000	10,267,119
2.59% to 08/12/2030 then 5 yr. CMT Rate + 2.05%, 08/12/2035 (Callable 08/12/2030) (a)	14,000,000	12,519,276
5.91% to 11/19/2034 then SOFR + 1.92%, 11/19/2035 (Callable 11/19/2034) (a)	7,600,000	7,705,173
BPCE SA
5.72% to 01/18/2029 then SOFR + 1.96%, 01/18/2030 (Callable 01/18/2029) (a)	5,400,000	5,535,246
5.88% to 01/14/2030 then SOFR + 1.68%, 01/14/2031 (Callable 01/14/2030) (a)	8,700,000	8,962,336
5.39% to 05/28/2030 then SOFR + 1.58%, 05/28/2031 (Callable 05/28/2030) (a)	15,000,000	15,202,079
2.28% to 01/20/2031 then SOFR + 1.31%, 01/20/2032 (Callable 01/20/2031) (a)	18,350,000	16,176,099
3.12% to 10/19/2031 then SOFR + 1.73%, 10/19/2032 (Callable 10/19/2031) (a)	49,720,000	43,925,982
7.00% to 10/19/2033 then SOFR + 2.59%, 10/19/2034 (Callable 10/19/2033) (a)	10,000,000	10,928,819
6.51% to 01/18/2034 then SOFR + 2.79%, 01/18/2035 (Callable 01/18/2034) (a)	12,500,000	12,929,487
5.94% to 05/30/2034 then SOFR + 1.85%, 05/30/2035 (Callable 05/30/2034) (a)	16,000,000	16,365,399
6.03% to 05/28/2035 then SOFR + 1.96%, 05/28/2036 (Callable 05/28/2035) (a)	18,500,000	18,914,910
Broadstone Net Lease LLC, 5.00%, 11/01/2032 (Callable 09/01/2032)	6,000,000	5,901,688
Brown & Brown, Inc.
4.50%, 03/15/2029 (Callable 12/15/2028)	23,825,000	23,694,564
2.38%, 03/15/2031 (Callable 12/15/2030)	36,789,000	32,371,092
4.20%, 03/17/2032 (Callable 12/17/2031)	15,000,000	14,158,740
5.25%, 06/23/2032 (Callable 04/23/2032)	12,315,000	12,280,908
4.95%, 03/17/2052 (Callable 09/17/2051)	9,500,000	7,917,195
Canadian Imperial Bank of Commerce
4.86% to 03/31/2028 then SOFR + 1.03%, 03/30/2029 (Callable 03/31/2028)	20,000,000	20,160,001
4.28% (SOFR + 0.79%), 01/29/2030 (Callable 01/29/2029)	24,000,000	23,838,253
4.63% to 09/11/2029 then SOFR + 1.34%, 09/11/2030 (Callable 09/11/2029)	8,000,000	8,008,869
5.25% to 01/13/2030 then SOFR + 1.11%, 01/13/2031 (Callable 01/13/2030)	15,000,000	15,298,066
4.58% to 09/08/2030 then SOFR + 1.17%, 09/08/2031 (Callable 09/08/2030)	10,000,000	9,957,455
6.09%, 10/03/2033 (Callable 07/03/2033)	20,000,000	21,396,333
Cantor Fitzgerald LP
4.50%, 04/14/2027 (Callable 01/14/2027) (a)	17,450,000	17,393,410
7.20%, 12/12/2028 (Callable 11/12/2028) (a)	14,250,000	14,804,074
Capital One Financial Corp.
4.10%, 02/09/2027 (Callable 11/09/2026)	38,019,000	37,929,465
3.65%, 05/11/2027 (Callable 04/11/2027)	26,750,000	26,526,451
5.47% to 02/01/2028 then SOFR + 2.08%, 02/01/2029 (Callable 02/01/2028)	12,938,000	13,133,371
6.31% to 06/08/2028 then SOFR + 2.64%, 06/08/2029 (Callable 06/08/2028)	40,205,000	41,572,540
3.27% to 03/01/2029 then SOFR + 1.79%, 03/01/2030 (Callable 03/01/2029)	23,862,000	22,976,874
7.62% to 10/30/2030 then SOFR + 3.07%, 10/30/2031 (Callable 10/30/2030)	8,000,000	8,835,974
5.82% to 02/01/2033 then SOFR + 2.60%, 02/01/2034 (Callable 02/01/2033)	12,700,000	12,994,245
7.96% to 11/02/2033 then SOFR + 3.37%, 11/02/2034 (Callable 11/02/2033)	23,000,000	26,377,508
6.05% to 02/01/2034 then SOFR + 2.26%, 02/01/2035 (Callable 02/01/2034)	7,950,000	8,215,677
5.40% (SOFR + 1.51%), 01/30/2037 (Callable 01/30/2036)	19,000,000	18,617,481
Capital One NA
5.97% to 08/09/2028 then 5 yr. Mid Swap Rate USD + 1.73%, 08/09/2028	6,264,000	6,416,368
4.65%, 09/13/2028 (Callable 06/13/2028)	32,508,000	32,644,694
Centene Corp.
2.45%, 07/15/2028 (Callable 05/15/2028)	18,084,000	16,841,602
4.63%, 12/15/2029 (Callable 05/01/2026)	25,000,000	23,732,060
3.38%, 02/15/2030 (Callable 04/16/2026)	15,325,000	13,843,653
3.00%, 10/15/2030 (Callable 07/15/2030)	13,061,000	11,446,129
2.50%, 03/01/2031 (Callable 12/01/2030)	50,000,000	41,957,661
2.63%, 08/01/2031 (Callable 05/01/2031)	17,675,000	14,778,824
Citigroup, Inc.
3.89% to 01/10/2027 then 3 mo. Term SOFR + 1.82%, 01/10/2028 (Callable 01/10/2027)	20,600,000	20,500,695
3.67% to 07/24/2027 then 3 mo. Term SOFR + 1.65%, 07/24/2028 (Callable 07/24/2027)	3,142,000	3,108,539
3.52% to 10/27/2027 then 3 mo. Term SOFR + 1.41%, 10/27/2028 (Callable 10/27/2027)	11,900,000	11,722,928
4.79% to 03/04/2028 then SOFR + 0.87%, 03/04/2029 (Callable 03/04/2028)	40,000,000	40,201,693
4.54% to 09/19/2029 then SOFR + 1.34%, 09/19/2030 (Callable 09/19/2029)	28,350,000	28,251,635
4.41% to 03/31/2030 then SOFR + 3.91%, 03/31/2031 (Callable 03/31/2030)	26,105,000	25,806,600
4.95% to 05/07/2030 then SOFR + 1.46%, 05/07/2031 (Callable 05/07/2030)	14,000,000	14,090,741
2.57% to 06/03/2030 then SOFR + 2.11%, 06/03/2031 (Callable 06/03/2030)	25,000,000	22,917,004
4.50% to 09/11/2030 then SOFR + 1.17%, 09/11/2031 (Callable 09/11/2030)	14,000,000	13,840,876
2.56% to 05/01/2031 then SOFR + 1.17%, 05/01/2032 (Callable 05/01/2031)	6,000,000	5,367,262
2.52% to 11/03/2031 then SOFR + 1.18%, 11/03/2032 (Callable 11/03/2031)	11,460,000	10,104,520
3.79% to 03/17/2032 then SOFR + 1.94%, 03/17/2033 (Callable 03/17/2032)	18,000,000	16,884,973
6.27% to 11/17/2032 then SOFR + 2.34%, 11/17/2033 (Callable 11/17/2032)	29,000,000	30,994,868
5.33% to 03/27/2035 then SOFR + 1.47%, 03/27/2036 (Callable 03/27/2035)	55,275,000	55,443,385
Citizens Financial Group, Inc.
2.85%, 07/27/2026 (Callable 04/27/2026)	10,000,000	9,952,708
5.84% to 01/23/2029 then SOFR + 2.01%, 01/23/2030 (Callable 01/23/2029)	10,000,000	10,298,316
3.25%, 04/30/2030 (Callable 01/30/2030)	28,925,000	27,271,687
6.65% to 04/25/2034 then SOFR + 2.33%, 04/25/2035 (Callable 04/25/2034)	10,000,000	10,717,624
CNA Financial Corp.
3.45%, 08/15/2027 (Callable 05/15/2027)	12,000,000	11,832,166
3.90%, 05/01/2029 (Callable 02/01/2029)	7,000,000	6,852,917
2.05%, 08/15/2030 (Callable 05/15/2030)	1,000,000	889,610
5.50%, 06/15/2033 (Callable 03/15/2033)	15,225,000	15,438,750
CNO Global Funding
5.88%, 06/04/2027 (a)	37,000,000	37,505,935
4.88%, 12/10/2027 (a)	15,325,000	15,360,733
2.65%, 01/06/2029 (a)	10,000,000	9,472,905
Commonwealth Bank of Australia
2.69%, 03/11/2031 (a)	41,000,000	37,098,705
3.78%, 03/14/2032 (a)	17,800,000	16,721,039
5.84%, 03/13/2034 (a)	10,000,000	10,311,380
3.61% to 09/12/2029 then 5 yr. CMT Rate + 2.05%, 09/12/2034 (Callable 09/12/2029) (a)	10,000,000	9,604,345
Constellation Global Funding, 4.85%, 10/22/2030 (a)	45,000,000	44,097,973
Cooperatieve Rabobank UA
3.75%, 07/21/2026	20,829,000	20,783,430
4.66% to 08/22/2027 then 1 yr. CMT Rate + 1.75%, 08/22/2028 (Callable 08/22/2027) (a)	12,000,000	12,023,903
5.56% to 02/28/2028 then 1 yr. CMT Rate + 1.40%, 02/28/2029 (Callable 02/28/2028) (a)	7,200,000	7,336,882
Corebridge Global Funding
4.90%, 01/07/2028 (a)	18,000,000	18,110,497
5.20%, 01/12/2029 (a)	5,000,000	5,076,432
5.20%, 06/24/2029 (a)	10,000,000	10,131,097
Credit Agricole SA
4.13%, 01/10/2027 (a)	17,867,000	17,842,114
4.63% to 09/11/2027 then SOFR + 1.21%, 09/11/2028 (Callable 09/11/2027) (a)	12,000,000	11,996,524
5.23% to 01/09/2028 then SOFR + 1.13%, 01/09/2029 (Callable 01/09/2028) (a)	17,000,000	17,186,035
6.32% to 10/03/2028 then SOFR + 1.86%, 10/03/2029 (Callable 10/03/2028) (a)	65,046,000	67,714,290
3.25%, 01/14/2030 (a)	6,800,000	6,379,644
4.00% to 01/10/2028 then 5 yr. Swap Rate USD + 1.64%, 01/10/2033 (Callable 01/10/2028) (a)	8,000,000	7,868,691
5.51%, 07/05/2033 (a)	32,000,000	33,006,956
6.25% to 01/10/2034 then SOFR + 2.67%, 01/10/2035 (Callable 01/10/2034) (a)	7,000,000	7,258,481
Danske Bank AS
4.30% to 04/01/2027 then 1 yr. CMT Rate + 1.75%, 04/01/2028 (Callable 04/01/2027) (a)	23,530,000	23,495,055
5.71% to 03/01/2029 then 1 yr. CMT Rate + 1.40%, 03/01/2030 (Callable 03/01/2029) (a)	36,318,000	37,353,483
4.61% to 10/02/2029 then 1 yr. CMT Rate + 1.10%, 10/02/2030 (Callable 10/02/2029) (a)	15,000,000	14,955,696
5.02% to 03/04/2030 then 1 yr. CMT Rate + 0.93%, 03/04/2031 (Callable 03/04/2030) (a)	10,000,000	10,064,766
5.00% to 03/27/2031 then 1 yr. CMT Rate + 0.98%, 03/27/2032 (Callable 03/27/2031) (a)	14,000,000	14,034,825
Deutsche Bank AG
7.15% to 07/13/2026 then SOFR + 2.52%, 07/13/2027 (Callable 07/13/2026)	32,425,000	32,643,714
2.31% to 11/16/2026 then SOFR + 1.22%, 11/16/2027 (Callable 11/16/2026)	19,435,000	19,169,997
6.82% to 11/20/2028 then SOFR + 2.51%, 11/20/2029 (Callable 11/20/2028)	25,649,000	26,930,627
5.00% to 09/11/2029 then SOFR + 1.70%, 09/11/2030 (Callable 09/11/2029)	27,750,000	27,880,710
5.30% to 05/09/2030 then SOFR + 1.72%, 05/09/2031 (Callable 05/09/2030)	7,500,000	7,577,407
4.95% to 08/04/2030 then SOFR + 1.30%, 08/04/2031 (Callable 08/04/2030)	13,500,000	13,449,149
3.55% to 09/18/2030 then SOFR + 3.04%, 09/18/2031 (Callable 09/18/2030)	36,351,000	34,174,399
3.73% to 01/14/2031 then SOFR + 2.76%, 01/14/2032 (Callable 10/14/2030)	12,240,000	11,375,069
3.04% to 05/28/2031 then SOFR + 1.72%, 05/28/2032 (Callable 05/28/2031)	14,000,000	12,676,748
3.74% to 01/07/2032 then SOFR + 2.26%, 01/07/2033 (Callable 10/07/2031)	87,215,000	79,489,416
Deutsche Bank AG/New York NY, 6.72% to 01/18/2028 then SOFR + 3.18%, 01/18/2029 (Callable 01/18/2028)	10,000,000	10,360,454
DNB Bank ASA, 4.38% to 11/04/2030 then SOFR + 1.05%, 11/04/2031 (Callable 11/04/2030) (a)	8,000,000	7,885,393
Elevance Health, Inc.
5.20%, 02/15/2035 (Callable 11/15/2034)	9,975,000	9,958,620
5.10%, 01/15/2044	1,584,000	1,442,187
4.38%, 12/01/2047 (Callable 06/01/2047)	8,650,000	6,957,844
5.13%, 02/15/2053 (Callable 08/15/2052)	8,150,000	7,145,482
5.70%, 02/15/2055 (Callable 08/15/2054)	13,825,000	13,067,802
Equitable Financial Life Global Funding, 5.45%, 03/03/2028 (a)	6,000,000	6,090,607
Equitable Holdings, Inc., 4.57%, 02/15/2029 (Callable 11/15/2028) (a)	2,183,000	2,168,887
Extra Space Storage LP
5.70%, 04/01/2028 (Callable 03/01/2028)	25,000,000	25,526,328
5.50%, 07/01/2030 (Callable 05/01/2030)	10,000,000	10,257,958
2.55%, 06/01/2031 (Callable 03/01/2031)	10,750,000	9,601,847
5.40%, 06/15/2035 (Callable 03/15/2035)	9,050,000	9,072,549
Federation des Caisses Desjardins du Quebec
4.55%, 08/23/2027 (a)	24,325,000	24,416,416
4.57%, 08/26/2030 (a)	10,000,000	9,948,067
Fifth Third Bancorp, 4.77% to 07/28/2029 then SOFR + 2.13%, 07/28/2030 (Callable 07/28/2029)	7,525,000	7,526,132
Fifth Third Bank NA, 5.33% to 08/25/2032 then SOFR + 2.61%, 08/25/2033 (Callable 08/25/2032)	15,325,000	15,352,101
First Citizens BancShares, Inc.
5.23% to 03/12/2030 then SOFR + 1.41%, 03/12/2031 (Callable 03/12/2030)	17,500,000	17,352,578
4.87% to 03/03/2031 then SOFR + 1.49%, 03/03/2032 (Callable 03/03/2031)	30,000,000	28,984,690
First Industrial LP, 5.25%, 01/15/2031 (Callable 12/15/2030)	10,000,000	10,096,768
Five Corners Funding Trust II, 2.85%, 05/15/2030 (Callable 02/15/2030) (a)	30,000,000	27,946,258
Five Corners Funding Trust III, 5.79%, 02/15/2033 (Callable 11/15/2032) (a)	18,000,000	18,563,960
Five Corners Funding Trust IV, 6.00%, 02/15/2053 (Callable 08/15/2052) (a)	10,000,000	9,863,824
FMR LLC, 4.95%, 02/01/2033 (a)	1,750,000	1,757,647
Globe Life, Inc., 4.55%, 09/15/2028 (Callable 06/15/2028)	5,000,000	4,993,070
Goldman Sachs Bank USA, 5.41% to 05/21/2026 then SOFR + 0.75%, 05/21/2027 (Callable 05/21/2026)	5,000,000	5,006,190
Goldman Sachs Capital I, 6.35%, 02/15/2034	1,553,000	1,617,738
Goldman Sachs Group, Inc.
2.64% to 02/24/2027 then SOFR + 1.11%, 02/24/2028 (Callable 02/24/2027)	89,350,000	87,910,229
4.94% (SOFR + 1.32%), 04/23/2028 (Callable 04/23/2027)	5,000,000	5,024,428
3.81% to 04/23/2028 then 3 mo. Term SOFR + 1.42%, 04/23/2029 (Callable 04/23/2028)	10,000,000	9,864,635
4.22% to 05/01/2028 then 3 mo. Term SOFR + 1.56%, 05/01/2029 (Callable 05/01/2028)	43,348,000	43,103,408
4.15% (SOFR + 0.90%), 10/21/2029 (Callable 10/21/2028)	18,000,000	17,832,037
3.80%, 03/15/2030 (Callable 12/15/2029)	30,000,000	29,153,736
5.05% to 07/23/2029 then SOFR + 1.21%, 07/23/2030 (Callable 07/23/2029)	15,000,000	15,180,711
4.69% to 10/23/2029 then SOFR + 1.14%, 10/23/2030 (Callable 10/23/2029)	15,000,000	15,011,745
1.99% to 01/27/2031 then SOFR + 1.09%, 01/27/2032 (Callable 01/27/2031)	10,000,000	8,776,324
2.62% to 04/22/2031 then SOFR + 1.28%, 04/22/2032 (Callable 04/22/2031)	9,625,000	8,645,686
2.38% to 07/21/2031 then SOFR + 1.25%, 07/21/2032 (Callable 07/21/2031)	30,000,000	26,483,210
5.07% to 01/21/2036 then SOFR + 1.19%, 01/21/2037 (Callable 01/21/2036)	9,500,000	9,287,886
Grand River Funding Trust I, 6.31%, 02/15/2036 (Callable 11/15/2035) (a)	15,300,000	15,435,187
Grand River Funding Trust II, 7.28%, 02/15/2056 (Callable 08/15/2055) (a)	20,000,000	20,920,008
Guardian Life Global Funding
5.55%, 10/28/2027 (a)	16,350,000	16,669,845
4.33%, 10/06/2030 (a)	61,400,000	60,698,158
Guardian Life Insurance Co. of America
3.70%, 01/22/2070 (Callable 07/22/2069) (a)	7,211,000	4,698,689
4.85%, 01/24/2077 (a)	24,727,000	19,956,370
Hanover Insurance Group, Inc.
2.50%, 09/01/2030 (Callable 06/01/2030)	10,550,000	9,565,286
5.50%, 09/01/2035 (Callable 06/01/2035)	27,500,000	27,261,595
Health Care Service Corp. A Mutual Legal Reserve Co., 2.20%, 06/01/2030 (Callable 03/01/2030) (a)	6,125,000	5,541,131
Healthpeak OP LLC, 5.25%, 12/15/2032 (Callable 09/15/2032)	4,000,000	4,026,432
Henneman Trust, 6.58%, 05/15/2055 (Callable 11/15/2054) (a)	8,800,000	8,841,254
High Street Funding Trust II, 4.68%, 02/15/2048 (Callable 11/15/2047) (a)	2,000,000	1,680,407
Horizon Mutual Holdings, Inc., 6.20%, 11/15/2034 (Callable 08/15/2034) (a)	15,000,000	14,042,243
Host Hotels & Resorts LP
4.25%, 12/15/2028 (Callable 11/15/2028)	5,160,000	5,098,847
5.70%, 06/15/2032 (Callable 04/15/2032)	15,000,000	15,348,296
5.50%, 04/15/2035 (Callable 01/15/2035)	6,000,000	5,952,822
HSBC Holdings PLC
2.01% to 09/22/2027 then SOFR + 1.73%, 09/22/2028 (Callable 09/22/2027)	17,286,000	16,663,704
5.13% to 11/19/2027 then SOFR + 1.04%, 11/19/2028 (Callable 11/19/2027)	35,000,000	35,255,151
4.90% to 03/03/2028 then SOFR + 1.03%, 03/03/2029 (Callable 03/03/2028)	26,000,000	26,142,043
6.16% to 03/09/2028 then SOFR + 1.97%, 03/09/2029 (Callable 03/09/2028)	8,250,000	8,487,062
4.58% to 06/19/2028 then 3 mo. Term SOFR + 1.80%, 06/19/2029 (Callable 06/19/2028)	35,000,000	34,974,880
2.21% to 08/17/2028 then SOFR + 1.29%, 08/17/2029 (Callable 08/17/2028)	27,139,000	25,689,577
3.97% to 05/22/2029 then 3 mo. Term SOFR + 1.87%, 05/22/2030 (Callable 05/22/2029)	11,533,000	11,291,731
5.29% to 11/19/2029 then SOFR + 1.29%, 11/19/2030 (Callable 11/19/2029)	24,600,000	25,046,508
4.62% to 11/06/2030 then SOFR + 1.19%, 11/06/2031 (Callable 11/06/2030)	9,000,000	8,875,006
4.68% to 03/10/2031 then SOFR + 1.21%, 03/10/2032 (Callable 03/10/2031)	20,000,000	19,734,960
2.80% to 05/24/2031 then SOFR + 1.19%, 05/24/2032 (Callable 05/24/2031)	37,085,000	33,352,622
Humana, Inc., 5.55%, 05/01/2035 (Callable 02/01/2035)	22,000,000	21,753,772
Huntington Bancshares, Inc.
4.44% to 08/04/2027 then SOFR + 1.97%, 08/04/2028 (Callable 08/04/2027)	9,500,000	9,493,110
5.27% to 01/15/2030 then SOFR + 1.28%, 01/15/2031 (Callable 01/15/2030)	28,000,000	28,424,353
4.62% to 01/28/2031 then SOFR + 0.99%, 01/28/2032 (Callable 01/28/2031)	30,000,000	29,562,162
5.02% to 05/17/2032 then SOFR + 2.05%, 05/17/2033 (Callable 05/17/2032)	3,775,000	3,750,619
5.71% to 02/02/2034 then SOFR + 1.87%, 02/02/2035 (Callable 02/02/2034)	10,150,000	10,357,213
Huntington National Bank
4.27%, 11/25/2026	4,600,000	4,595,979
5.65%, 01/10/2030 (Callable 11/10/2029)	1,500,000	1,551,209
ING Groep NV, 5.55% to 03/19/2034 then SOFR + 1.77%, 03/19/2035 (Callable 03/19/2034)	6,000,000	6,094,166
Jackson National Life Global Funding
5.55%, 07/02/2027 (a)	30,000,000	30,274,778
4.55%, 09/09/2030 (a)	15,000,000	14,694,857
Janus Henderson US Holdings, Inc., 5.45%, 09/10/2034 (Callable 06/10/2034)	10,000,000	9,970,213
Jefferies Financial Group, Inc.
5.88%, 07/21/2028 (Callable 06/21/2028)	18,000,000	18,379,251
4.15%, 01/23/2030	10,000,000	9,640,827
6.20%, 04/14/2034 (Callable 01/14/2034)	20,000,000	20,396,238
6.25%, 01/15/2036	1,390,000	1,409,046
5.50%, 02/15/2036 (Callable 11/15/2035)	21,775,000	20,899,517
JPMorgan Chase & Co.
1.47% to 09/22/2026 then SOFR + 0.77%, 09/22/2027 (Callable 09/22/2026)	12,025,000	11,860,443
5.57% to 04/22/2027 then SOFR + 0.93%, 04/22/2028 (Callable 04/22/2027)	3,000,000	3,036,627
4.98% to 07/22/2027 then SOFR + 0.93%, 07/22/2028 (Callable 07/22/2027)	42,500,000	42,785,660
4.85% to 07/25/2027 then SOFR + 1.99%, 07/25/2028 (Callable 07/25/2027)	60,619,000	60,917,344
4.92% to 01/24/2028 then SOFR + 0.80%, 01/24/2029 (Callable 01/24/2028)	25,000,000	25,212,921
2.07% to 06/01/2028 then SOFR + 1.02%, 06/01/2029 (Callable 06/01/2028)	25,000,000	23,787,384
5.30% to 07/24/2028 then SOFR + 1.45%, 07/24/2029 (Callable 07/24/2028)	10,000,000	10,186,630
6.09% to 10/23/2028 then SOFR + 1.57%, 10/23/2029 (Callable 10/23/2028)	30,000,000	31,172,363
3.70% to 05/06/2029 then 3 mo. Term SOFR + 1.42%, 05/06/2030 (Callable 05/06/2029)	15,000,000	14,628,457
2.52% to 04/22/2030 then SOFR + 2.04%, 04/22/2031 (Callable 04/22/2030)	28,000,000	25,874,997
1.95% to 02/04/2031 then SOFR + 1.07%, 02/04/2032 (Callable 02/04/2031)	22,000,000	19,370,941
2.58% to 04/22/2031 then 3 mo. Term SOFR + 1.25%, 04/22/2032 (Callable 04/22/2031)	10,000,000	9,036,604
5.35% to 06/01/2033 then SOFR + 1.85%, 06/01/2034 (Callable 06/01/2033)	2,500,000	2,550,711
5.77% to 04/22/2034 then SOFR + 1.49%, 04/22/2035 (Callable 04/22/2034)	26,500,000	27,602,006
KBC Group NV
5.80% to 01/19/2028 then 1 yr. CMT Rate + 2.10%, 01/19/2029 (Callable 01/19/2028) (a)	18,500,000	18,906,123
4.93% to 10/16/2029 then 1 yr. CMT Rate + 1.07%, 10/16/2030 (Callable 10/16/2029) (a)	18,375,000	18,494,536
Kemper Corp., 3.80%, 02/23/2032 (Callable 11/23/2031)	8,000,000	7,222,060
Keybank National Association
3.40%, 05/20/2026	18,965,000	18,936,828
4.90%, 08/08/2032	6,000,000	5,898,625
5.00%, 01/26/2033 (Callable 10/26/2032)	5,000,000	4,927,981
Liberty Mutual Group, Inc.
4.57%, 02/01/2029 (a)	2,087,000	2,076,284
3.95%, 10/15/2050 (Callable 04/15/2050) (a)	2,231,000	1,619,245
5.50%, 06/15/2052 (Callable 12/15/2051) (a)	5,150,000	4,644,746
Liberty Mutual Insurance Co., 7.70%, 10/15/2097 (a)	465,000	509,389
Lincoln National Corp.
3.05%, 01/15/2030 (Callable 10/15/2029)	20,010,000	18,827,322
2.33%, 08/15/2030 (Callable 05/15/2030)	23,950,000	21,423,879
5.35%, 11/15/2035 (Callable 08/15/2035)	15,800,000	15,400,325
Lineage OP LP, 5.25%, 07/15/2030 (Callable 06/15/2030)	27,000,000	26,938,201
Lloyds Banking Group PLC
1.63% to 05/11/2026 then 1 yr. CMT Rate + 0.85%, 05/11/2027 (Callable 05/11/2026)	10,000,000	9,965,014
3.57% to 11/07/2027 then 3 mo. LIBOR USD + 1.21%, 11/07/2028 (Callable 11/07/2027) (b)	18,500,000	18,248,600
5.09% to 11/26/2027 then 1 yr. CMT Rate + 0.85%, 11/26/2028 (Callable 11/26/2027)	30,000,000	30,273,566
4.24% to 02/10/2029 then 1 yr. CMT Rate + 0.60%, 02/10/2030 (Callable 02/10/2029)	30,000,000	29,676,868
4.43% to 11/04/2030 then 1 yr. CMT Rate + 0.82%, 11/04/2031 (Callable 11/04/2030)	20,000,000	19,718,803
5.68% to 01/05/2034 then 1 yr. CMT Rate + 1.75%, 01/05/2035 (Callable 01/05/2034)	12,000,000	12,329,387
5.59% to 11/26/2034 then 1 yr. CMT Rate + 1.20%, 11/26/2035 (Callable 11/26/2034)	15,000,000	15,261,731
LPL Holdings, Inc.
6.75%, 11/17/2028 (Callable 10/17/2028)	36,030,000	37,748,594
4.00%, 03/15/2029 (Callable 05/01/2026) (a)	6,500,000	6,312,022
5.20%, 03/15/2030 (Callable 02/15/2030)	18,375,000	18,509,651
5.15%, 06/15/2030 (Callable 05/15/2030)	8,000,000	8,034,806
4.38%, 05/15/2031 (Callable 05/15/2026) (a)	11,930,000	11,411,716
6.00%, 05/20/2034 (Callable 02/20/2034)	32,814,000	33,468,697
5.65%, 03/15/2035 (Callable 12/15/2034)	12,000,000	11,897,208
5.75%, 06/15/2035 (Callable 03/15/2035)	11,500,000	11,454,491
LXP Industrial Trust
6.75%, 11/15/2028 (Callable 10/15/2028)	2,957,000	3,100,170
2.70%, 09/15/2030 (Callable 06/15/2030)	14,800,000	13,493,909
2.38%, 10/01/2031 (Callable 07/01/2031)	5,747,000	4,988,013
M&T Bank Corp., 7.41% to 10/30/2028 then SOFR + 2.80%, 10/30/2029 (Callable 10/30/2028)	12,000,000	12,823,877
Macquarie Airfinance Holdings Ltd.
6.40%, 03/26/2029 (Callable 02/26/2029) (a)	6,115,000	6,335,884
5.15%, 03/17/2030 (Callable 02/17/2030) (a)	46,750,000	46,510,884
6.50%, 03/26/2031 (Callable 01/26/2031) (a)	8,375,000	8,769,821
Macquarie Bank Ltd.
3.62%, 06/03/2030 (a)	12,550,000	11,909,159
5.64% to 08/13/2035 then 1 yr. CMT Rate + 1.45%, 08/13/2036 (Callable 08/13/2035) (a)	15,000,000	14,918,058
Macquarie Group Ltd.
3.76% to 11/28/2027 then 3 mo. Term SOFR + 1.63%, 11/28/2028 (Callable 11/28/2027) (a)	9,000,000	8,873,888
2.87% to 01/14/2032 then SOFR + 1.53%, 01/14/2033 (Callable 01/14/2032) (a)	56,525,000	50,574,052
4.44% to 06/21/2032 then SOFR + 2.41%, 06/21/2033 (Callable 06/21/2032) (a)	9,000,000	8,727,857
Maple Grove Funding Trust I, 4.16%, 08/15/2051 (Callable 02/15/2051) (a)	28,600,000	20,625,955
Marsh & McLennan Cos., Inc.
2.25%, 11/15/2030 (Callable 08/15/2030)	5,000,000	4,522,009
5.88%, 08/01/2033	8,429,000	8,950,741
4.35%, 01/30/2047 (Callable 07/30/2046)	3,450,000	2,820,265
5.45%, 03/15/2053 (Callable 09/15/2052)	3,700,000	3,493,304
Massachusetts Mutual Life Insurance Co.
5.38%, 12/01/2041 (a)	6,000,000	5,496,924
5.67%, 12/01/2052 (Callable 06/01/2052) (a)	15,000,000	14,415,390
5.08% (3 mo. LIBOR USD + 3.19%), 02/15/2069 (Callable 02/15/2049) (a)(b)	40,670,000	36,025,501
3.73%, 10/15/2070 (a)	22,472,000	14,083,969
4.90%, 04/01/2077 (a)	11,175,000	8,831,070
MassMutual Global Funding II
4.00%, 01/22/2029 (a)	14,000,000	13,852,179
4.55%, 05/07/2030 (a)	5,700,000	5,681,465
MBIA Insurance Corp., 15.19% (3 mo. Term SOFR + 11.52%), 01/15/2033 (Callable 01/15/2028) (a)(c)	714,000	1,428
MetLife, Inc., 4.88%, 11/13/2043	3,375,000	3,022,239
Metropolitan Life Global Funding I
2.95%, 04/09/2030 (a)	22,375,000	21,014,470
1.55%, 01/07/2031 (a)	650,000	564,914
5.15%, 03/28/2033 (a)	19,475,000	19,667,574
Mitsubishi UFJ Financial Group, Inc.
5.02% to 07/20/2027 then 1 yr. CMT Rate + 1.95%, 07/20/2028 (Callable 07/20/2027)	6,700,000	6,741,668
5.35% to 09/13/2027 then 1 yr. CMT Rate + 1.90%, 09/13/2028 (Callable 09/13/2027)	13,600,000	13,763,909
5.48% to 02/22/2030 then 1 yr. CMT Rate + 1.53%, 02/22/2031 (Callable 02/22/2030)	3,525,000	3,618,109
5.16% to 04/24/2030 then 1 yr. CMT Rate + 1.17%, 04/24/2031 (Callable 04/24/2030)	8,500,000	8,620,961
5.43% to 04/17/2034 then 1 yr. CMT Rate + 1.00%, 04/17/2035 (Callable 04/17/2034)	7,000,000	7,121,926
Mizuho Financial Group, Inc.
1.23% to 05/22/2026 then 1 yr. CMT Rate + 0.67%, 05/22/2027 (Callable 05/22/2026)	8,000,000	7,962,274
5.41% to 09/13/2027 then 1 yr. CMT Rate + 2.05%, 09/13/2028 (Callable 09/13/2027)	6,725,000	6,815,684
5.78% to 07/06/2028 then 1 yr. CMT Rate + 1.65%, 07/06/2029 (Callable 07/06/2028)	10,000,000	10,275,748
4.71% to 07/08/2030 then 1 yr. CMT Rate + 0.92%, 07/08/2031 (Callable 07/08/2030)	13,725,000	13,702,320
1.98% to 09/08/2030 then 3 mo. Term SOFR + 1.53%, 09/08/2031 (Callable 09/08/2030)	10,000,000	8,875,166
Morgan Stanley
3.59%, 07/22/2028 (Callable 07/22/2027) (d)	12,000,000	11,858,939
6.30% to 10/18/2027 then SOFR + 2.24%, 10/18/2028 (Callable 10/18/2027)	62,625,000	64,263,921
3.77% to 01/24/2028 then 3 mo. Term SOFR + 1.40%, 01/24/2029 (Callable 01/24/2028)	1,000,000	986,603
5.12% to 02/01/2028 then SOFR + 1.73%, 02/01/2029 (Callable 02/01/2028)	8,300,000	8,390,772
5.16% to 04/20/2028 then SOFR + 1.59%, 04/20/2029 (Callable 04/20/2028)	37,365,000	37,795,378
5.17% to 01/16/2029 then SOFR + 1.45%, 01/16/2030 (Callable 01/16/2029)	16,740,000	16,975,443
3.62% to 04/01/2030 then SOFR + 3.12%, 04/01/2031 (Callable 04/01/2030)	10,000,000	9,589,057
4.36% to 10/22/2030 then SOFR + 1.07%, 10/22/2031 (Callable 10/22/2030)	12,500,000	12,249,867
4.71% to 03/12/2031 then SOFR + 1.20%, 03/12/2032 (Callable 03/12/2031)	18,800,000	18,673,418
1.93% to 04/28/2031 then SOFR + 1.02%, 04/28/2032 (Callable 04/28/2031)	25,000,000	21,670,410
2.24% to 07/21/2031 then SOFR + 1.18%, 07/21/2032 (Callable 07/21/2031)	25,000,000	21,886,957
6.34% to 10/18/2032 then SOFR + 2.56%, 10/18/2033 (Callable 10/18/2032)	20,000,000	21,399,476
5.42% to 07/21/2033 then SOFR + 1.88%, 07/21/2034 (Callable 07/21/2033)	8,000,000	8,117,274
5.07% (SOFR + 1.18%), 01/30/2037 (Callable 01/30/2036)	40,100,000	39,286,752
Mutual of Omaha Cos. Global Funding
5.35%, 04/09/2027 (a)	12,000,000	12,105,505
4.55%, 01/13/2031 (a)	20,000,000	19,753,725
Mutual of Omaha Insurance Co., 6.14% to 01/16/2054 then 10 yr. CMT Rate + 2.95%, 01/16/2064 (Callable 10/16/2053) (a)	9,500,000	9,579,250
National Australia Bank Ltd.
2.33%, 08/21/2030 (a)	95,282,000	85,956,669
2.99%, 05/21/2031 (a)	34,911,000	31,746,928
6.43%, 01/12/2033 (a)	28,262,000	30,173,631
3.93% to 08/02/2029 then 5 yr. CMT Rate + 1.88%, 08/02/2034 (Callable 08/02/2029) (a)	10,000,000	9,696,304
5.90% to 01/14/2035 then 1 yr. CMT Rate + 1.30%, 01/14/2036 (Callable 01/14/2035) (a)	9,000,000	9,242,493
3.35% to 01/12/2032 then 5 yr. CMT Rate + 1.70%, 01/12/2037 (Callable 01/12/2032) (a)	10,000,000	9,043,976
National Bank of Canada
4.95% to 02/01/2027 then SOFR + 0.80%, 02/01/2028 (Callable 02/01/2027)	10,000,000	10,039,509
5.60%, 12/18/2028	13,000,000	13,391,742
4.50%, 10/10/2029	15,000,000	15,008,459
Nationwide Building Society
4.00%, 09/14/2026 (a)	73,507,000	73,307,824
6.56% to 10/18/2026 then SOFR + 1.91%, 10/18/2027 (Callable 10/18/2026) (a)	12,000,000	12,135,093
4.30% to 03/08/2028 then 3 mo. LIBOR USD + 1.45%, 03/08/2029 (Callable 03/08/2028) (a)(b)	11,948,000	11,865,460
4.65% to 07/14/2028 then SOFR + 1.06%, 07/14/2029 (Callable 07/14/2028) (a)	72,048,000	72,113,010
3.96% to 07/18/2029 then 3 mo. LIBOR USD + 1.86%, 07/18/2030 (Callable 07/18/2029) (a)(b)	39,035,000	38,156,296
Nationwide Financial Services, Inc., 3.90%, 11/30/2049 (Callable 05/30/2049) (a)	10,000,000	7,406,312
Nationwide Mutual Insurance Co.
9.38%, 08/15/2039 (a)	18,340,000	23,482,119
4.35%, 04/30/2050 (Callable 10/30/2049) (a)	25,000,000	18,925,181
NatWest Group PLC
1.64% to 06/14/2026 then 1 yr. CMT Rate + 0.90%, 06/14/2027 (Callable 06/14/2026)	15,700,000	15,604,591
3.07% to 05/22/2027 then 1 yr. CMT Rate + 2.55%, 05/22/2028 (Callable 05/22/2027)	9,236,000	9,087,625
5.52% to 09/30/2027 then 1 yr. CMT Rate + 2.27%, 09/30/2028 (Callable 09/30/2027)	10,000,000	10,146,562
4.89% to 05/18/2028 then 3 mo. LIBOR USD + 1.75%, 05/18/2029 (Callable 05/18/2028) (b)	26,150,000	26,332,752
5.81% to 09/13/2028 then 1 yr. CMT Rate + 1.95%, 09/13/2029 (Callable 09/13/2028)	65,500,000	67,393,184
5.08% to 01/27/2029 then 3 mo. LIBOR USD + 1.91%, 01/27/2030 (Callable 01/27/2029) (b)	7,000,000	7,077,118
4.45% to 05/08/2029 then 3 mo. LIBOR USD + 1.87%, 05/08/2030 (Callable 05/08/2029) (b)	46,139,000	45,861,270
6.02% to 03/02/2033 then 1 yr. CMT Rate + 2.10%, 03/02/2034 (Callable 03/02/2033)	4,700,000	4,949,981
5.78% to 03/01/2034 then 1 yr. CMT Rate + 1.50%, 03/01/2035 (Callable 03/01/2034)	12,000,000	12,404,807
NatWest Markets PLC
5.42%, 05/17/2027 (a)	32,050,000	32,453,158
4.89%, 03/27/2031 (a)	21,000,000	21,043,463
New York Life Global Funding, 5.00%, 06/06/2029 (a)	12,050,000	12,247,625
New York Life Insurance Co.
6.75%, 11/15/2039 (a)	12,026,000	13,410,754
3.75%, 05/15/2050 (Callable 11/15/2049) (a)	17,000,000	12,328,765
4.45%, 05/15/2069 (Callable 11/15/2068) (a)	16,000,000	12,092,847
Nippon Life Insurance Co., 4.75%, 04/02/2031 (Callable 03/02/2031) (a)	15,325,000	15,363,345
NLG Global Funding, 4.35%, 09/15/2030 (a)	10,000,000	9,821,756
NNN REIT, Inc., 5.50%, 06/15/2034 (Callable 03/15/2034)	6,800,000	6,903,377
Nomura Holdings, Inc.
1.65%, 07/14/2026	32,975,000	32,734,509
5.59%, 07/02/2027	20,000,000	20,244,339
5.39%, 07/06/2027	10,000,000	10,102,661
2.17%, 07/14/2028	16,055,000	15,211,452
2.71%, 01/22/2029	8,000,000	7,596,728
3.10%, 01/16/2030	2,000,000	1,885,875
Old Republic International Corp., 5.75%, 03/28/2034 (Callable 12/28/2033)	15,000,000	15,306,054
Peachtree Corners Funding Trust II, 6.01%, 05/15/2035 (Callable 02/15/2035) (a)	6,000,000	6,138,283
Penn Mutual Life Insurance Co., 3.80%, 04/29/2061 (a)	17,038,000	11,263,512
Pine Street Trust III, 6.22%, 05/15/2054 (Callable 11/15/2053) (a)	10,000,000	9,985,091
Principal Life Global Funding II
5.50%, 06/28/2028 (a)	40,500,000	41,305,316
5.10%, 01/25/2029 (a)	13,725,000	13,934,464
Prologis LP
4.75%, 06/15/2033 (Callable 03/15/2033)	9,425,000	9,345,769
5.13%, 01/15/2034 (Callable 10/15/2033)	21,575,000	21,810,958
Protective Life Corp.
4.30%, 09/30/2028 (Callable 06/30/2028) (a)	10,000,000	9,936,001
4.70%, 01/15/2031 (Callable 12/15/2030) (a)	15,000,000	14,855,483
5.35%, 12/15/2035 (Callable 09/15/2035) (a)	20,175,000	19,825,770
8.45%, 10/15/2039	2,650,000	3,212,194
Protective Life Global Funding, 5.22%, 06/12/2029 (a)	15,250,000	15,505,136
Prudential Financial, Inc., 6.63%, 12/01/2037	5,000,000	5,510,611
Raymond James Financial, Inc., 4.65%, 04/01/2030 (Callable 01/01/2030)	9,700,000	9,785,284
Realty Income Corp.
4.70%, 12/15/2028 (Callable 11/15/2028)	6,625,000	6,662,238
5.63%, 10/13/2032 (Callable 07/13/2032)	6,725,000	7,012,154
Sammons Financial Group Global Funding
5.10%, 12/10/2029 (a)	17,500,000	17,669,835
4.80%, 12/12/2030 (a)	9,425,000	9,341,052
Sammons Financial Group, Inc.
3.35%, 04/16/2031 (Callable 01/16/2031) (a)	14,350,000	13,174,314
4.75%, 04/08/2032 (Callable 01/08/2032) (a)	23,000,000	21,911,555
Santander UK Group Holdings PLC
1.67% to 06/14/2026 then SOFR + 0.99%, 06/14/2027 (Callable 06/14/2026)	9,500,000	9,441,610
3.82% to 11/03/2027 then 3 mo. LIBOR USD + 1.40%, 11/03/2028 (Callable 11/03/2027) (b)	29,048,000	28,674,136
6.53% to 01/10/2028 then SOFR + 2.60%, 01/10/2029 (Callable 01/10/2028)	27,600,000	28,477,881
4.32% to 09/22/2028 then SOFR + 1.07%, 09/22/2029 (Callable 09/22/2028)	27,500,000	27,242,058
5.69% to 04/15/2030 then SOFR + 1.52%, 04/15/2031 (Callable 04/15/2030)	7,500,000	7,713,640
Skandinaviska Enskilda Banken AB, 5.38%, 03/05/2029 (a)	10,000,000	10,247,658
SMBC Aviation Capital Finance DAC
1.90%, 10/15/2026 (Callable 09/15/2026) (a)	6,725,000	6,630,597
5.45%, 05/03/2028 (Callable 04/03/2028) (a)	7,000,000	7,097,318
2.30%, 06/15/2028 (Callable 04/15/2028) (a)	12,000,000	11,417,862
5.70%, 07/25/2033 (Callable 04/25/2033) (a)	33,475,000	34,200,567
5.55%, 04/03/2034 (Callable 01/03/2034) (a)	48,550,000	48,730,067
Societe Generale SA
5.25%, 02/19/2027 (a)	27,000,000	27,167,713
5.52% to 01/19/2027 then 1 yr. CMT Rate + 1.50%, 01/19/2028 (Callable 01/19/2027) (a)	5,000,000	5,033,285
5.50% to 04/13/2028 then 1 yr. CMT Rate + 1.20%, 04/13/2029 (Callable 04/13/2028) (a)	17,225,000	17,482,325
5.63% to 01/19/2029 then 1 yr. CMT Rate + 1.75%, 01/19/2030 (Callable 01/19/2029) (a)	13,000,000	13,290,936
4.45% to 04/12/2029 then SOFR + 1.10%, 04/12/2030 (Callable 04/12/2029) (a)	7,000,000	6,929,843
5.51% to 05/22/2030 then SOFR + 1.65%, 05/22/2031 (Callable 05/22/2030) (a)	20,000,000	20,417,310
2.89% to 06/09/2031 then 1 yr. CMT Rate + 1.30%, 06/09/2032 (Callable 06/09/2031) (a)	11,775,000	10,561,328
3.34% to 01/21/2032 then 1 yr. CMT Rate + 1.60%, 01/21/2033 (Callable 01/21/2032) (a)	11,816,000	10,665,717
6.69% to 01/10/2033 then 1 yr. CMT Rate + 2.95%, 01/10/2034 (Callable 01/10/2033) (a)	19,500,000	20,826,621
6.07% to 01/19/2034 then 1 yr. CMT Rate + 2.10%, 01/19/2035 (Callable 01/19/2034) (a)	7,000,000	7,228,480
5.44% to 10/03/2035 then SOFR + 1.73%, 10/03/2036 (Callable 10/03/2035) (a)	32,250,000	31,553,095
3.63%, 03/01/2041 (a)	12,000,000	8,618,236
4.03% to 01/21/2042 then 1 yr. CMT Rate + 1.90%, 01/21/2043 (Callable 01/21/2042) (a)	5,000,000	3,717,464
Standard Chartered PLC
2.61% to 01/12/2027 then 1 yr. CMT Rate + 1.18%, 01/12/2028 (Callable 01/12/2027) (a)	24,000,000	23,643,644
6.30% to 01/09/2028 then 1 yr. CMT Rate + 2.45%, 01/09/2029 (Callable 01/09/2028) (a)	12,000,000	12,325,812
4.30% to 01/13/2029 then 1 yr. CMT Rate + 0.77%, 01/13/2030 (Callable 01/13/2029) (a)	8,400,000	8,311,316
7.02% to 02/08/2029 then 1 yr. CMT Rate + 2.20%, 02/08/2030 (Callable 02/08/2029) (a)	15,500,000	16,456,230
5.01% to 10/15/2029 then 1 yr. CMT Rate + 1.15%, 10/15/2030 (Callable 10/15/2029) (a)	25,350,000	25,562,071
5.24% to 05/13/2030 then 1 yr. CMT Rate + 1.35%, 05/13/2031 (Callable 05/13/2030) (a)	20,000,000	20,280,893
4.53% to 06/05/2031 then 1 yr. CMT Rate + 0.95%, 06/05/2032 (Callable 06/05/2031) (a)	32,850,000	32,074,744
2.68% to 06/29/2031 then 1 yr. CMT Rate + 1.20%, 06/29/2032 (Callable 06/29/2031) (a)	48,200,000	42,865,860
6.30% to 07/06/2033 then 1 yr. CMT Rate + 2.58%, 07/06/2034 (Callable 07/06/2033) (a)	13,850,000	14,617,335
5.91% to 05/14/2034 then 1 yr. CMT Rate + 1.45%, 05/14/2035 (Callable 05/14/2034) (a)	13,500,000	13,816,193
6.23% to 01/21/2035 then 1 yr. CMT Rate + 1.43%, 01/21/2036 (Callable 01/21/2035) (a)	15,000,000	15,787,177
5.40% to 08/12/2035 then 1 yr. CMT Rate + 1.20%, 08/12/2036 (Callable 08/12/2035) (a)	26,000,000	25,629,215
Stifel Financial Corp., 4.00%, 05/15/2030 (Callable 02/15/2030)	51,140,000	49,661,249
Store Capital LLC, 4.95%, 02/11/2031 (Callable 01/11/2031) (a)	11,900,000	11,796,327
Sumitomo Mitsui Financial Group, Inc.
2.13%, 07/08/2030	7,575,000	6,812,037
5.77%, 01/13/2033	33,650,000	35,020,036
Svenska Handelsbanken AB
1.42% to 06/11/2026 then 1 yr. CMT Rate + 0.63%, 06/11/2027 (Callable 06/11/2026) (a)	15,000,000	14,916,549
5.50%, 06/15/2028 (a)	15,250,000	15,576,346
Swedbank AB
5.41%, 03/14/2029 (a)	29,950,000	30,729,101
4.90%, 03/30/2031 (a)	25,000,000	25,098,734
Symetra Life Insurance Co., 6.55%, 10/01/2055 (Callable 04/01/2055) (a)	10,000,000	10,019,670
Synchrony Bank, 5.63%, 08/23/2027 (Callable 07/23/2027)	18,250,000	18,451,138
Synchrony Financial
3.70%, 08/04/2026 (Callable 05/04/2026)	23,023,000	22,955,240
3.95%, 12/01/2027 (Callable 09/01/2027)	44,825,000	44,270,578
5.02% (SOFR + 1.40%), 07/29/2029 (Callable 07/29/2028)	11,500,000	11,488,712
5.94% to 08/02/2029 then SOFR + 2.13%, 08/02/2030 (Callable 08/02/2029)	5,875,000	5,969,263
5.45% to 03/06/2030 then SOFR + 1.68%, 03/06/2031 (Callable 03/06/2030)	10,000,000	9,991,719
2.88%, 10/28/2031 (Callable 07/28/2031)	5,000,000	4,362,061
4.95% to 02/25/2031 then SOFR + 1.53%, 02/25/2032 (Callable 02/25/2031)	17,700,000	17,177,894
6.00% to 07/29/2035 then SOFR + 2.07%, 07/29/2036 (Callable 07/29/2035)	30,884,000	30,461,600
Takeoff Merger Sub, Inc., 4.85%, 03/24/2031 (Callable 02/24/2031) (a)	30,225,000	29,847,028
Trinity Acquisition PLC, 6.13%, 08/15/2043	22,561,000	22,244,866
Truist Financial Corp.
7.16% to 10/30/2028 then SOFR + 2.45%, 10/30/2029 (Callable 10/30/2028)	8,000,000	8,502,669
5.12% to 01/26/2033 then SOFR + 1.85%, 01/26/2034 (Callable 01/26/2033)	12,000,000	11,967,725
Trustage Financial Group, Inc., 4.63%, 04/15/2032 (Callable 01/15/2032) (a)	12,205,000	11,666,548
UBS AG, 4.63% to 02/16/2031 then SOFR + 1.11%, 02/16/2032 (Callable 02/16/2031)	17,000,000	16,941,498
UBS Americas, Inc., 7.13%, 07/15/2032	5,063,000	5,655,866
UBS Group AG
1.49% to 08/10/2026 then 1 yr. CMT Rate + 0.85%, 08/10/2027 (Callable 08/10/2026) (a)	9,000,000	8,902,995
4.28%, 01/09/2028 (Callable 01/09/2027) (a)	18,078,000	18,012,559
4.25%, 03/23/2028 (Callable 03/23/2027) (a)	17,150,000	17,086,382
3.87% to 01/12/2028 then 3 mo. LIBOR USD + 1.41%, 01/12/2029 (Callable 01/12/2028) (a)(b)	72,136,000	71,305,224
4.21% to 04/10/2029 then SOFR + 0.84%, 04/10/2030 (Callable 04/10/2029) (a)	35,000,000	34,556,186
3.13% to 08/13/2029 then 3 mo. LIBOR USD + 1.47%, 08/13/2030 (Callable 08/13/2029) (a)(b)	7,300,000	6,943,248
4.19% to 04/01/2030 then SOFR + 3.73%, 04/01/2031 (Callable 04/01/2030) (a)	20,000,000	19,568,264
2.10% to 02/11/2031 then 1 yr. CMT Rate + 1.00%, 02/11/2032 (Callable 02/11/2031) (a)	49,570,000	43,674,676
3.09% to 05/14/2031 then SOFR + 1.73%, 05/14/2032 (Callable 05/14/2031) (a)	23,390,000	21,450,409
4.84% to 11/06/2032 then SOFR + 1.29%, 11/06/2033 (Callable 11/06/2032) (a)	21,000,000	20,655,408
UnitedHealth Group, Inc.
2.75%, 05/15/2040 (Callable 11/15/2039)	7,000,000	5,091,543
4.75%, 05/15/2052 (Callable 11/15/2051)	8,275,000	6,965,891
Voya Financial, Inc., 5.05%, 03/02/2036 (Callable 12/02/2035)	14,400,000	13,909,809
Voya Global Funding, 4.60%, 11/24/2030 (a)	11,750,000	11,572,532
Wells Fargo & Co.
3.53% to 03/24/2027 then SOFR + 1.51%, 03/24/2028 (Callable 03/24/2027)	3,199,000	3,172,610
5.71% to 04/22/2027 then SOFR + 1.07%, 04/22/2028 (Callable 04/22/2027)	10,000,000	10,128,994
2.39% to 06/02/2027 then SOFR + 2.10%, 06/02/2028 (Callable 06/02/2027)	34,086,000	33,269,846
4.81% to 07/25/2027 then SOFR + 1.98%, 07/25/2028 (Callable 07/25/2027)	23,000,000	23,095,468
4.97% (SOFR + 1.37%), 04/23/2029 (Callable 04/23/2028)	22,625,000	22,821,177
5.57% to 07/25/2028 then SOFR + 1.74%, 07/25/2029 (Callable 07/25/2028)	44,350,000	45,368,833
3.35% to 03/02/2032 then SOFR + 1.50%, 03/02/2033 (Callable 03/02/2032)	5,000,000	4,590,929
5.39% to 04/24/2033 then SOFR + 2.02%, 04/24/2034 (Callable 04/24/2033)	23,925,000	24,283,305
6.49% to 10/23/2033 then SOFR + 2.06%, 10/23/2034 (Callable 10/23/2033)	25,000,000	27,068,847
5.50% to 01/23/2034 then SOFR + 1.78%, 01/23/2035 (Callable 01/23/2034)	10,650,000	10,841,152
3.07% to 04/30/2040 then SOFR + 2.53%, 04/30/2041 (Callable 04/30/2040)	25,000,000	18,768,828
Wells Fargo Bank NA, 5.85%, 02/01/2037	10,000,000	10,302,457
Western & Southern Financial Group, Inc., 5.75%, 07/15/2033 (a)	8,300,000	8,599,377
Western-Southern Global Funding
4.25%, 01/29/2029 (a)	30,000,000	29,728,850
4.70%, 12/10/2032 (a)	50,000,000	48,693,505
Westpac Banking Corp.
4.32% to 11/23/2026 then 5 yr. Mid Swap Rate USD + 2.24%, 11/23/2031 (Callable 11/23/2026)	8,350,000	8,329,816
5.41% to 08/10/2032 then 1 yr. CMT Rate + 2.68%, 08/10/2033 (Callable 08/10/2032)	5,000,000	5,065,081
6.82%, 11/17/2033	4,350,000	4,748,238
4.11% to 07/24/2029 then 5 yr. CMT Rate + 2.00%, 07/24/2034 (Callable 07/24/2029)	10,000,000	9,750,386
2.67% to 11/15/2030 then 5 yr. CMT Rate + 1.75%, 11/15/2035 (Callable 11/15/2030)	13,600,000	12,216,052
4.42%, 07/24/2039	10,000,000	8,966,838
Willis North America, Inc.
4.65%, 06/15/2027 (Callable 05/15/2027)	8,525,000	8,539,062
2.95%, 09/15/2029 (Callable 06/15/2029)	7,500,000	7,102,021
5.35%, 05/15/2033 (Callable 02/15/2033)	11,425,000	11,544,553
5.05%, 09/15/2048 (Callable 03/15/2048)	10,200,000	8,854,013
5.90%, 03/05/2054 (Callable 09/05/2053)	23,750,000	23,053,086
WP Carey, Inc., 5.38%, 06/30/2034 (Callable 03/30/2034)	10,000,000	10,000,117
		10,232,235,811

Industrials - 19.0%
AbbVie, Inc., 4.55%, 03/15/2035 (Callable 09/15/2034)	26,098,000	25,339,479
Adventist Health System/West
2.95%, 03/01/2029 (Callable 12/01/2028)	19,250,000	18,313,846
3.63%, 03/01/2049 (Callable 09/01/2048)	9,000,000	6,016,585
AGCO Corp., 5.80%, 03/21/2034 (Callable 12/21/2033)	13,500,000	13,792,986
Agilent Technologies, Inc., 2.10%, 06/04/2030 (Callable 03/04/2030)	14,000,000	12,669,960
Air Products and Chemicals, Inc., 2.70%, 05/15/2040 (Callable 11/15/2039)	10,425,000	7,669,133
Aker BP ASA
5.60%, 06/13/2028 (Callable 05/13/2028) (a)	15,500,000	15,813,362
6.00%, 06/13/2033 (Callable 03/13/2033) (a)	26,500,000	27,604,915
5.13%, 10/01/2034 (Callable 07/01/2034) (a)	30,825,000	30,166,371
5.25%, 10/30/2035 (Callable 07/30/2035) (a)	18,200,000	17,698,716
Alcon Finance Corp.
2.75%, 09/23/2026 (Callable 07/23/2026) (a)	14,770,000	14,651,140
3.80%, 09/23/2049 (Callable 03/23/2049) (a)	7,000,000	5,204,763
Allegion PLC, 3.50%, 10/01/2029 (Callable 07/01/2029)	21,494,000	20,701,758
Allegion US Holding Co., Inc.
3.55%, 10/01/2027 (Callable 07/01/2027)	11,975,000	11,804,448
5.41%, 07/01/2032 (Callable 04/01/2032)	13,025,000	13,295,092
5.60%, 05/29/2034 (Callable 02/28/2034)	10,000,000	10,205,680
Amgen, Inc.
3.15%, 02/21/2040 (Callable 08/21/2039)	13,350,000	10,383,239
4.40%, 05/01/2045 (Callable 11/01/2044)	12,300,000	10,374,582
4.20%, 02/22/2052 (Callable 08/22/2051)	4,000,000	3,107,946
5.65%, 03/02/2053 (Callable 09/02/2052)	37,200,000	36,029,768
Amrize Finance US LLC, 7.13%, 07/15/2036	13,596,000	15,480,588
Anglo American Capital PLC
4.75%, 04/10/2027 (a)	7,237,000	7,244,643
4.50%, 03/15/2028 (Callable 12/15/2027) (a)	17,570,000	17,570,426
5.63%, 04/01/2030 (Callable 01/01/2030) (a)	10,439,000	10,764,442
2.63%, 09/10/2030 (Callable 06/10/2030) (a)	35,675,000	32,547,652
5.75%, 04/05/2034 (Callable 01/05/2034) (a)	30,000,000	30,878,289
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 02/01/2046 (Callable 08/01/2045)	48,306,000	43,532,015
Anheuser-Busch InBev Worldwide, Inc., 5.45%, 01/23/2039 (Callable 07/23/2038)	20,150,000	20,470,792
AptarGroup, Inc., 3.60%, 03/15/2032 (Callable 12/15/2031)	7,500,000	6,970,852
ArcelorMittal SA
6.55%, 11/29/2027 (Callable 10/29/2027)	26,009,000	26,802,602
6.80%, 11/29/2032 (Callable 08/29/2032)	25,000,000	27,592,972
6.00%, 06/17/2034 (Callable 03/17/2034)	14,600,000	15,355,646
7.00%, 10/15/2039 (e)	15,906,000	17,295,321
6.75%, 03/01/2041 (e)	7,328,000	7,791,717
6.35%, 06/17/2054 (Callable 12/17/2053)	9,000,000	9,155,400
Ashtead Capital, Inc.
4.00%, 05/01/2028 (Callable 04/11/2026) (a)	8,010,000	7,900,791
5.50%, 08/11/2032 (Callable 05/11/2032) (a)	38,369,000	38,906,533
5.55%, 05/30/2033 (Callable 02/28/2033) (a)	15,000,000	15,146,318
5.95%, 10/15/2033 (Callable 07/15/2033) (a)	21,434,000	22,057,130
5.80%, 04/15/2034 (Callable 01/15/2034) (a)	11,000,000	11,214,401
AT&T Reign II Multi-Property Lease-Backed Pass-Through Trust, 6.09%, 12/15/2044 (a)	69,225,290	68,530,621
AT&T, Inc.
2.55%, 12/01/2033 (Callable 09/01/2033)	22,965,000	19,433,841
5.40%, 02/15/2034 (Callable 11/15/2033)	12,000,000	12,269,919
4.90%, 08/15/2037 (Callable 02/14/2037)	20,000,000	19,209,291
3.50%, 09/15/2053 (Callable 03/15/2053)	10,000,000	6,557,364
5.70%, 11/01/2054 (Callable 05/01/2054)	7,025,000	6,577,712
3.55%, 09/15/2055 (Callable 03/15/2055)	61,006,000	39,675,998
6.00%, 04/30/2056 (Callable 10/30/2055)	19,000,000	18,589,776
6.05%, 08/15/2056 (Callable 02/15/2056)	14,000,000	13,786,941
3.80%, 12/01/2057 (Callable 06/01/2057)	29,423,000	19,868,491
3.65%, 09/15/2059 (Callable 03/15/2059)	49,359,000	31,983,624
Augusta SpinCo Corp.
4.40%, 03/23/2029 (Callable 02/23/2029)	16,500,000	16,454,839
4.95%, 03/23/2033 (Callable 01/23/2033)	13,275,000	13,229,074
AutoNation, Inc., 4.45%, 01/15/2029 (Callable 12/15/2028)	17,500,000	17,354,511
Bacardi Ltd. / Bacardi-Martini BV, 5.40%, 06/15/2033 (Callable 03/15/2033) (a)	15,000,000	14,851,271
Baxter International, Inc., 2.27%, 12/01/2028 (Callable 10/01/2028)	54,076,000	50,390,263
Bayer US Finance LLC, 6.25%, 01/21/2029 (Callable 12/21/2028) (a)	15,000,000	15,579,774
Bayport Polymers LLC, 4.74%, 04/14/2027 (Callable 03/14/2027) (a)	61,325,000	61,354,281
Becle SAB de CV, 2.50%, 10/14/2031 (Callable 07/14/2031) (a)	39,493,000	33,916,983
Becton Dickinson & Co., 2.82%, 05/20/2030 (Callable 02/20/2030)	15,000,000	13,987,328
Bell Telephone Co. of Canada or Bell Canada
5.10%, 05/11/2033 (Callable 02/11/2033)	11,825,000	11,838,762
4.46%, 04/01/2048 (Callable 10/01/2047)	1,225,000	991,190
Berry Global, Inc.
5.50%, 04/15/2028 (Callable 03/15/2028)	19,345,000	19,722,437
5.80%, 06/15/2031 (Callable 04/15/2031)	31,000,000	32,088,571
Bimbo Bakeries USA, Inc., 4.00%, 05/17/2051 (Callable 11/17/2050) (a)	20,009,000	15,135,338
BMW US Capital LLC, 4.40%, 03/19/2029 (a)	14,200,000	14,173,552
Boardwalk Pipelines LP
4.45%, 07/15/2027 (Callable 04/15/2027)	15,227,000	15,210,402
4.80%, 05/03/2029 (Callable 02/03/2029)	16,918,000	16,977,629
3.40%, 02/15/2031 (Callable 11/15/2030)	5,825,000	5,433,760
3.60%, 09/01/2032 (Callable 06/01/2032)	25,550,000	23,540,645
5.63%, 08/01/2034 (Callable 05/01/2034)	9,825,000	10,067,605
5.38%, 02/15/2036 (Callable 11/15/2035)	15,000,000	14,758,627
Boeing Co.
5.04%, 05/01/2027 (Callable 03/01/2027)	5,140,000	5,168,935
5.15%, 05/01/2030 (Callable 02/01/2030)	26,150,000	26,587,751
Bon Secours Mercy Health, Inc., 3.46%, 06/01/2030 (Callable 12/01/2029)	8,900,000	8,612,451
Booz Allen Hamilton, Inc., 4.00%, 07/01/2029 (Callable 04/11/2026) (a)	5,481,000	5,303,293
BorgWarner, Inc., 4.95%, 08/15/2029 (Callable 07/15/2029)	7,200,000	7,282,807
BP Capital Markets America, Inc.
4.81%, 02/13/2033 (Callable 11/13/2032)	7,600,000	7,624,594
4.89%, 09/11/2033 (Callable 06/11/2033)	8,350,000	8,392,563
Bristol-Myers Squibb Co., 3.70%, 03/15/2052 (Callable 09/15/2051)	10,000,000	7,209,909
British Telecommunications PLC, 9.63%, 12/15/2030 (e)	83,243,000	99,425,565
Broadcom, Inc.
4.75%, 04/15/2029 (Callable 01/15/2029)	32,900,000	33,267,017
4.15%, 11/15/2030 (Callable 08/15/2030)	6,000,000	5,906,352
3.47%, 04/15/2034 (Callable 01/15/2034)	15,000,000	13,506,573
3.14%, 11/15/2035 (Callable 08/15/2035) (a)	12,000,000	10,195,030
3.50%, 02/15/2041 (Callable 08/15/2040)	21,000,000	16,754,002
Broadridge Financial Solutions, Inc., 2.90%, 12/01/2029 (Callable 09/01/2029)	11,300,000	10,569,540
Brunswick Corp./DE, 5.85%, 03/18/2029 (Callable 02/18/2029)	20,000,000	20,465,176
Bunge Ltd. Finance Corp.
3.25%, 08/15/2026 (Callable 05/15/2026)	5,050,000	5,026,459
4.90%, 04/21/2027 (Callable 03/21/2027)	45,000,000	45,235,098
3.20%, 04/21/2031 (Callable 01/01/2031)	80,745,000	75,310,544
5.25%, 04/21/2032 (Callable 01/01/2032)	16,631,000	16,880,304
Burlington Northern Santa Fe LLC, 4.15%, 04/01/2045 (Callable 10/01/2044)	3,275,000	2,692,052
Cameron LNG LLC, 3.30%, 01/15/2035 (Callable 09/15/2034) (a)	20,000,000	17,392,706
Canadian Natural Resources Ltd., 6.50%, 02/15/2037	982,000	1,047,969
Canadian Pacific Railway Co.
4.70%, 05/01/2048 (Callable 11/01/2047)	10,075,000	8,741,660
3.50%, 05/01/2050 (Callable 11/01/2049)	12,000,000	8,476,490
Cargill, Inc., 4.75%, 04/24/2033 (Callable 01/24/2033) (a)	10,200,000	10,095,724
Carlisle Cos., Inc.
2.75%, 03/01/2030 (Callable 12/01/2029)	16,000,000	14,952,820
5.25%, 09/15/2035 (Callable 06/15/2035)	5,000,000	4,999,715
Carrier Global Corp.
2.49%, 02/15/2027 (Callable 12/15/2026)	25,975,000	25,559,626
2.72%, 02/15/2030 (Callable 11/15/2029)	6,861,000	6,407,601
2.70%, 02/15/2031 (Callable 11/15/2030)	18,500,000	16,961,268
5.90%, 03/15/2034 (Callable 12/15/2033)	12,423,000	13,106,874
3.38%, 04/05/2040 (Callable 10/05/2039)	10,000,000	7,877,050
CBRE Services, Inc., 5.95%, 08/15/2034 (Callable 05/15/2034)	20,000,000	20,820,142
CCL Industries, Inc., 3.05%, 06/01/2030 (Callable 03/01/2030) (a)	20,000,000	18,662,986
CDW LLC / CDW Finance Corp.
2.67%, 12/01/2026 (Callable 11/01/2026)	9,000,000	8,895,031
3.28%, 12/01/2028 (Callable 10/01/2028)	5,457,000	5,242,457
3.25%, 02/15/2029 (Callable 05/01/2026)	26,333,000	25,078,012
Celanese US Holdings LLC
7.33%, 07/15/2029 (Callable 05/15/2029) (e)	9,075,000	9,472,848
7.05%, 11/15/2030 (Callable 09/15/2030) (e)	15,000,000	15,856,248
Cellnex Finance Co. SA, 3.88%, 07/07/2041 (Callable 04/07/2041) (a)	51,774,000	40,907,867
Celulosa Arauco y Constitucion SA, 3.88%, 11/02/2027 (Callable 08/02/2027)	12,000,000	11,799,644
Cencora, Inc., 4.63%, 12/15/2027 (Callable 11/15/2027)	15,000,000	15,052,035
Cenovus Energy, Inc., 5.40%, 03/20/2036 (Callable 12/20/2035)	7,000,000	6,963,874
CF Industries, Inc.
5.15%, 03/15/2034	3,000,000	2,981,262
5.30%, 11/26/2035 (Callable 08/26/2035)	9,475,000	9,436,744
Charter Communications Operating LLC
3.75%, 02/15/2028 (Callable 11/15/2027)	5,000,000	4,912,601
6.38%, 10/23/2035 (Callable 04/23/2035)	85,471,000	86,794,397
Charter Communications Operating LLC / Charter Communications Operating Capital
5.05%, 03/30/2029 (Callable 12/30/2028)	36,857,000	37,043,370
6.55%, 06/01/2034 (Callable 03/01/2034)	45,140,000	46,862,266
3.50%, 06/01/2041 (Callable 12/01/2040)	22,375,000	15,690,213
3.50%, 03/01/2042 (Callable 09/01/2041)	11,300,000	7,735,312
4.40%, 12/01/2061 (Callable 06/01/2061)	24,375,000	15,655,413
Cheniere Energy Partners LP
5.95%, 06/30/2033 (Callable 12/30/2032)	26,550,000	27,832,653
5.75%, 08/15/2034 (Callable 02/15/2034)	11,750,000	12,102,753
5.55%, 10/30/2035 (Callable 04/30/2035)	8,825,000	8,986,924
Choice Hotels International, Inc., 5.85%, 08/01/2034 (Callable 05/01/2034)	10,750,000	10,841,642
Church & Dwight Co., Inc., 5.00%, 06/15/2052 (Callable 12/15/2051)	6,725,000	6,024,958
Cia Cervecerias Unidas SA, 3.35%, 01/19/2032 (Callable 10/19/2031) (a)	25,000,000	22,417,283
Cigna Group
2.40%, 03/15/2030 (Callable 12/15/2029)	13,034,000	12,040,602
4.80%, 08/15/2038 (Callable 02/15/2038)	5,000,000	4,700,976
CNH Industrial Capital LLC, 4.75%, 03/21/2028 (Callable 02/21/2028)	15,000,000	15,062,812
CNH Industrial NV, 3.85%, 11/15/2027 (Callable 08/15/2027)	23,656,000	23,414,729
Colonial Enterprises, Inc., 5.63%, 11/15/2035 (Callable 08/15/2035) (a)	10,000,000	9,973,650
Columbia Pipeline Group, Inc., 5.80%, 06/01/2045 (Callable 12/01/2044)	10,776,000	10,507,588
Columbia Pipelines Holding Co. LLC, 5.10%, 10/01/2031 (Callable 08/01/2031) (a)	10,000,000	10,054,055
Columbia Pipelines Operating Co. LLC
6.04%, 11/15/2033 (Callable 08/15/2033) (a)	17,300,000	18,228,409
6.50%, 08/15/2043 (Callable 02/15/2043) (a)	10,000,000	10,441,145
Comcast Corp.
3.20%, 07/15/2036 (Callable 01/15/2036)	6,000,000	5,030,265
5.17%, 01/15/2037 (Callable 10/15/2036) (a)	9,067,000	8,828,927
3.97%, 11/01/2047 (Callable 05/01/2047)	8,622,000	6,344,535
5.35%, 05/15/2053 (Callable 11/15/2052)	19,000,000	16,799,038
2.99%, 11/01/2063 (Callable 05/01/2063)	14,646,000	7,754,971
CommonSpirit Health, 3.35%, 10/01/2029 (Callable 04/01/2029)	17,635,000	16,868,672
Conagra Brands, Inc.
7.13%, 10/01/2026	6,672,000	6,756,011
7.00%, 10/01/2028	4,300,000	4,523,997
5.30%, 11/01/2038 (Callable 05/01/2038)	5,000,000	4,649,863
Concentrix Corp.
6.60%, 08/02/2028 (Callable 07/02/2028)	62,000,000	61,621,155
6.50%, 03/01/2029 (Callable 02/01/2029)	11,400,000	11,088,183
Constellation Brands, Inc., 4.90%, 05/01/2033 (Callable 02/01/2033)	7,950,000	7,842,765
Constellation Software, Inc., 5.16%, 02/16/2029 (Callable 01/16/2029) (a)	23,000,000	23,086,266
Corning, Inc., 4.38%, 11/15/2057 (Callable 05/15/2057)	9,000,000	7,087,377
Cox Communications, Inc.
5.70%, 06/15/2033 (Callable 03/15/2033) (a)	5,900,000	5,849,597
4.80%, 02/01/2035 (Callable 08/01/2034) (a)	14,000,000	12,735,253
3.60%, 06/15/2051 (Callable 12/15/2050) (a)	21,000,000	12,730,052
Crown Castle, Inc.
4.30%, 02/15/2029 (Callable 11/15/2028)	10,000,000	9,880,938
5.10%, 05/01/2033 (Callable 02/01/2033)	20,400,000	20,111,552
CSL Finance PLC, 4.05%, 04/27/2029 (Callable 02/27/2029) (a)	7,500,000	7,402,296
CSX Corp., 4.65%, 03/01/2068 (Callable 09/01/2067)	9,000,000	7,289,428
CVS Health Corp.
3.63%, 04/01/2027 (Callable 02/01/2027)	3,000,000	2,974,245
3.25%, 08/15/2029 (Callable 05/15/2029)	8,000,000	7,666,057
5.30%, 06/01/2033 (Callable 03/01/2033)	6,500,000	6,551,430
4.78%, 03/25/2038 (Callable 09/25/2037)	40,234,000	37,077,154
5.13%, 07/20/2045 (Callable 01/20/2045)	44,155,000	38,757,195
5.05%, 03/25/2048 (Callable 09/25/2047)	42,525,000	36,486,557
5.88%, 06/01/2053 (Callable 12/01/2052)	9,000,000	8,521,910
6.05%, 06/01/2054 (Callable 12/01/2053)	14,225,000	13,799,965
CVS Pass-Through Trust Series 2013, Series 2013, 4.70%, 01/10/2036 (Callable 07/10/2035) (a)	8,098,416	7,642,213
Daimler Truck Finance North America LLC, 4.15%, 01/12/2029 (Callable 12/12/2028) (a)	20,000,000	19,719,880
DCP Midstream Operating LP, 5.13%, 05/15/2029 (Callable 02/15/2029)	10,000,000	10,175,507
Dell International LLC / EMC Corp., 5.30%, 10/01/2029 (Callable 07/01/2029)	6,000,000	6,123,220
DENTSPLY SIRONA, Inc., 3.25%, 06/01/2030 (Callable 03/01/2030)	53,000,000	48,813,093
Diamondback Energy, Inc., 5.40%, 04/18/2034 (Callable 01/18/2034)	11,535,000	11,710,296
Dignity Health, 5.27%, 11/01/2064	2,921,000	2,592,047
Discovery Global Holdings, Inc.
4.05%, 03/15/2029 (Callable 01/15/2029)	5,000,000	4,837,500
4.28%, 03/15/2032 (Callable 12/15/2031)	34,215,000	30,280,275
Dollar General Corp., 3.50%, 04/03/2030 (Callable 01/03/2030)	7,000,000	6,665,111
DT Midstream, Inc.
4.13%, 06/15/2029 (Callable 05/01/2026) (a)	8,500,000	8,321,164
5.80%, 12/15/2034 (Callable 09/15/2034) (a)	7,150,000	7,340,889
DuPont de Nemours, Inc., 5.32%, 11/15/2038 (Callable 05/15/2038)	17,857,000	17,592,680
DXC Technology Co.
1.80%, 09/15/2026 (Callable 08/15/2026)	16,724,000	16,516,942
2.38%, 09/15/2028 (Callable 07/15/2028)	79,300,000	74,465,737
Eagle Materials, Inc.
2.50%, 07/01/2031 (Callable 04/01/2031)	8,700,000	7,770,157
5.00%, 03/15/2036 (Callable 12/15/2035)	11,000,000	10,532,566
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/2054 (Callable 04/15/2054)	8,500,000	8,005,904
Eastern Gas Transmission & Storage, Inc.
4.80%, 11/01/2043 (Callable 05/01/2043)	4,017,000	3,509,143
4.60%, 12/15/2044 (Callable 06/15/2044)	3,674,000	3,134,705
Edwards Lifesciences Corp., 4.30%, 06/15/2028 (Callable 03/15/2028)	18,000,000	17,980,627
Element Fleet Management Corp.
6.27%, 06/26/2026 (Callable 05/26/2026) (a)	40,000,000	40,104,192
5.64%, 03/13/2027 (Callable 02/13/2027) (a)	10,000,000	10,082,495
6.32%, 12/04/2028 (Callable 11/04/2028) (a)	9,900,000	10,315,362
5.04%, 03/25/2030 (Callable 02/25/2030) (a)	14,000,000	14,128,846
Enbridge Energy Partners LP
7.50%, 04/15/2038	4,500,000	5,213,366
7.38%, 10/15/2045 (Callable 04/15/2045)	20,000,000	22,885,163
Enbridge, Inc., 6.20%, 11/15/2030 (Callable 09/15/2030)	8,725,000	9,239,279
Energy Transfer LP
3.90%, 07/15/2026 (Callable 05/01/2026)	10,000,000	9,988,611
5.50%, 06/01/2027 (Callable 03/01/2027)	7,019,000	7,084,045
4.00%, 10/01/2027 (Callable 07/01/2027)	2,000,000	1,986,657
6.00%, 02/01/2029 (Callable 05/01/2026) (a)	44,900,000	45,250,126
5.25%, 04/15/2029 (Callable 01/15/2029)	22,866,000	23,289,022
3.75%, 05/15/2030 (Callable 02/15/2030)	3,475,000	3,359,135
7.38%, 02/01/2031 (Callable 04/16/2026) (a)	10,450,000	10,838,880
4.90%, 03/15/2035 (Callable 09/15/2034)	4,550,000	4,400,588
5.70%, 04/01/2035 (Callable 01/01/2035)	16,950,000	17,408,171
5.35%, 01/15/2036 (Callable 10/15/2035)	3,914,000	3,886,817
6.63%, 10/15/2036	11,180,000	12,081,646
5.80%, 06/15/2038 (Callable 12/15/2037)	9,539,000	9,642,445
7.50%, 07/01/2038	20,979,000	24,032,945
6.05%, 06/01/2041 (Callable 12/01/2040)	1,611,000	1,612,025
6.50%, 02/01/2042 (Callable 08/01/2041)	7,603,000	7,924,520
5.95%, 10/01/2043 (Callable 04/01/2043)	3,550,000	3,451,292
6.13%, 12/15/2045 (Callable 06/15/2045)	5,797,000	5,663,984
5.40%, 10/01/2047 (Callable 04/01/2047)	22,425,000	19,926,896
6.00%, 06/15/2048 (Callable 12/15/2047)	13,000,000	12,478,711
6.25%, 04/15/2049 (Callable 10/15/2048)	3,850,000	3,775,800
6.20%, 04/01/2055 (Callable 10/01/2054)	9,000,000	8,737,705
Eni SpA
4.25%, 05/09/2029 (Callable 02/09/2029) (a)	18,250,000	18,147,812
5.75%, 05/19/2035 (Callable 02/19/2035) (a)	6,675,000	6,923,534
5.95%, 05/15/2054 (Callable 11/15/2053) (a)	11,000,000	10,944,510
Enterprise Products Operating LLC, 5.75%, 03/01/2035	5,630,000	5,839,391
EQT Corp.
5.70%, 04/01/2028 (Callable 03/01/2028)	10,000,000	10,231,067
4.50%, 01/15/2029 (Callable 07/15/2028)	4,237,000	4,227,090
7.00%, 02/01/2030 (Callable 11/01/2029) (e)	5,493,000	5,876,827
7.50%, 06/01/2030 (Callable 12/01/2029)	3,000,000	3,266,936
4.75%, 01/15/2031 (Callable 07/15/2030)	3,000,000	2,984,204
Equifax, Inc., 5.10%, 06/01/2028 (Callable 05/01/2028)	15,000,000	15,191,090
Equinix, Inc.
3.20%, 11/18/2029 (Callable 08/18/2029)	2,000,000	1,904,185
2.15%, 07/15/2030 (Callable 04/15/2030)	7,675,000	6,897,697
ERAC USA Finance LLC, 3.30%, 12/01/2026 (Callable 09/01/2026) (a)	20,625,000	20,495,694
FedEx Corp., 4.95%, 10/17/2048 (Callable 04/17/2048)	15,000,000	13,009,267
Fedex Freight Holding Co., Inc., 4.30%, 03/15/2029 (Callable 02/15/2029) (a)	25,967,000	25,655,625
Ferguson Enterprises, Inc., 5.00%, 10/03/2034 (Callable 07/03/2034)	12,000,000	11,858,244
Ferguson Finance PLC
4.50%, 10/24/2028 (Callable 07/24/2028) (a)	43,025,000	42,838,302
3.25%, 06/02/2030 (Callable 03/02/2030) (a)	28,100,000	26,452,532
4.65%, 04/20/2032 (Callable 01/20/2032) (a)	28,125,000	27,643,708
Fibercop SpA, 7.20%, 07/18/2036 (Callable 04/18/2036) (a)	4,102,000	4,072,343
Fidelity National Information Services, Inc.
5.10%, 07/15/2032 (Callable 04/15/2032)	4,900,000	4,882,605
3.10%, 03/01/2041 (Callable 09/01/2040)	7,100,000	5,101,012
4.50%, 08/15/2046 (Callable 02/15/2046)	23,965,000	19,516,031
Fiserv, Inc.
4.20%, 10/01/2028 (Callable 07/01/2028)	5,000,000	4,942,320
3.50%, 07/01/2029 (Callable 04/01/2029)	4,307,000	4,125,260
2.65%, 06/01/2030 (Callable 03/01/2030)	28,900,000	26,315,068
5.63%, 08/21/2033 (Callable 05/21/2033)	42,000,000	42,393,631
5.15%, 08/12/2034 (Callable 05/12/2034)	20,000,000	19,425,944
4.40%, 07/01/2049 (Callable 01/01/2049)	11,000,000	8,317,236
Flex Intermediate Holdco LLC, 3.36%, 06/30/2031 (Callable 12/30/2030) (a)	24,170,000	22,007,586
Flex Ltd.
6.00%, 01/15/2028 (Callable 12/15/2027)	20,000,000	20,408,626
4.88%, 06/15/2029 (Callable 03/15/2029)	30,902,000	31,021,157
4.88%, 05/12/2030 (Callable 02/12/2030)	21,830,000	21,801,149
5.38%, 11/13/2035 (Callable 08/13/2035)	19,675,000	19,332,677
Florida Gas Transmission Co. LLC, 2.55%, 07/01/2030 (Callable 04/01/2030) (a)	18,500,000	17,054,249
Flowserve Corp., 2.80%, 01/15/2032 (Callable 10/15/2031)	9,625,000	8,496,089
FMC Corp., 3.20%, 10/01/2026 (Callable 08/01/2026)	5,000,000	4,950,937
Ford Motor Credit Co. LLC
5.80%, 03/05/2027 (Callable 02/05/2027)	10,000,000	10,055,150
5.92%, 03/20/2028 (Callable 02/20/2028)	21,475,000	21,747,181
6.80%, 11/07/2028 (Callable 10/07/2028)	15,000,000	15,527,841
5.30%, 09/06/2029 (Callable 08/06/2029)	38,000,000	37,801,727
5.42%, 04/09/2031 (Callable 03/09/2031)	15,875,000	15,589,728
Fortune Brands Innovations, Inc.
3.25%, 09/15/2029 (Callable 06/15/2029)	15,000,000	14,300,413
5.88%, 06/01/2033 (Callable 03/01/2033)	24,000,000	24,855,236
Fox Corp., 6.50%, 10/13/2033 (Callable 07/13/2033)	7,000,000	7,512,379
Freeport-McMoRan, Inc.
4.25%, 03/01/2030 (Callable 05/01/2026)	8,000,000	7,836,342
4.63%, 08/01/2030 (Callable 05/01/2026)	5,000,000	4,967,131
5.45%, 03/15/2043 (Callable 09/15/2042)	21,975,000	20,790,241
Fresenius Medical Care US Finance III, Inc.
1.88%, 12/01/2026 (Callable 11/01/2026) (a)	4,200,000	4,118,645
3.75%, 06/15/2029 (Callable 03/15/2029) (a)	35,200,000	34,159,345
2.38%, 02/16/2031 (Callable 11/16/2030) (a)	25,000,000	22,160,583
3.00%, 12/01/2031 (Callable 09/01/2031) (a)	10,000,000	8,888,923
Gartner, Inc.
3.63%, 06/15/2029 (Callable 05/01/2026) (a)	24,900,000	23,424,900
4.95%, 03/20/2031 (Callable 02/20/2031)	17,375,000	16,949,502
General Motors Co., 5.63%, 04/15/2030 (Callable 03/15/2030)	19,775,000	20,331,745
General Motors Financial Co., Inc.
5.40%, 04/06/2026	20,000,000	20,001,867
2.35%, 02/26/2027 (Callable 01/26/2027)	11,000,000	10,789,264
5.05%, 04/04/2028	17,600,000	17,752,792
5.80%, 06/23/2028 (Callable 05/23/2028)	30,000,000	30,732,038
5.80%, 01/07/2029 (Callable 12/07/2028)	10,000,000	10,291,908
5.55%, 07/15/2029 (Callable 06/15/2029)	21,000,000	21,484,091
4.90%, 10/06/2029 (Callable 09/06/2029)	12,000,000	12,059,786
5.45%, 07/15/2030 (Callable 06/15/2030)	15,000,000	15,353,861
Genpact Luxembourg SARL/Genpact USA, Inc.
1.75%, 04/10/2026	25,000,000	24,970,752
6.00%, 06/04/2029 (Callable 05/04/2029)	6,400,000	6,585,249
Genpact UK Finco PLC / Genpact USA, Inc., 4.95%, 11/18/2030 (Callable 10/18/2030)	10,000,000	9,792,942
Genuine Parts Co.
4.95%, 08/15/2029 (Callable 07/15/2029)	5,000,000	4,982,569
6.88%, 11/01/2033 (Callable 08/01/2033)	26,375,000	28,493,188
Gilead Sciences, Inc., 4.60%, 09/01/2035 (Callable 03/01/2035)	4,600,000	4,495,121
Glencore Finance Canada Ltd., 5.55%, 10/25/2042 (a)(e)	5,000,000	4,769,513
Glencore Funding LLC
4.00%, 03/27/2027 (Callable 12/27/2026) (a)	25,550,000	25,437,566
3.88%, 10/27/2027 (Callable 07/27/2027) (a)	2,000,000	1,979,747
4.88%, 03/12/2029 (Callable 12/12/2028) (a)	11,000,000	11,072,090
5.37%, 04/04/2029 (Callable 03/04/2029) (a)	27,583,000	28,156,600
2.50%, 09/01/2030 (Callable 06/01/2030) (a)	61,437,000	55,867,264
5.70%, 05/08/2033 (Callable 02/08/2033) (a)	20,000,000	20,613,362
5.67%, 04/01/2035 (Callable 01/01/2035) (a)	17,950,000	18,337,625
3.88%, 04/27/2051 (Callable 10/27/2050) (a)	6,000,000	4,336,712
3.38%, 09/23/2051 (Callable 03/23/2051) (a)	6,000,000	3,936,461
Global Payments, Inc.
4.80%, 04/01/2026	6,990,000	6,990,000
2.15%, 01/15/2027 (Callable 12/15/2026)	6,840,000	6,715,788
4.50%, 11/15/2028 (Callable 10/15/2028)	31,150,000	30,844,989
3.20%, 08/15/2029 (Callable 05/15/2029)	7,500,000	7,073,686
2.90%, 05/15/2030 (Callable 02/15/2030)	14,467,000	13,223,416
4.88%, 11/15/2030 (Callable 10/15/2030)	8,700,000	8,543,755
Gruma SAB de CV, 5.39%, 12/09/2034 (Callable 10/09/2034) (a)	10,000,000	9,937,006
Grupo Bimbo SAB de CV
4.88%, 06/27/2044 (a)	8,250,000	7,415,754
4.70%, 11/10/2047 (Callable 05/10/2047) (a)	25,400,000	21,604,383
4.00%, 09/06/2049 (a)	7,300,000	5,565,309
Harbour Energy PLC, 6.33%, 04/01/2035 (Callable 01/01/2035) (a)	5,000,000	5,123,931
HCA, Inc.
4.50%, 02/15/2027 (Callable 08/15/2026)	15,000,000	15,000,015
3.50%, 09/01/2030 (Callable 03/01/2030)	14,405,000	13,679,581
5.50%, 03/01/2032 (Callable 01/01/2032)	12,000,000	12,301,862
3.63%, 03/15/2032 (Callable 12/15/2031)	16,000,000	14,868,732
5.45%, 09/15/2034 (Callable 06/15/2034)	6,000,000	6,056,155
5.75%, 03/01/2035 (Callable 12/01/2034)	10,225,000	10,512,866
4.63%, 03/15/2052 (Callable 09/15/2051)	20,000,000	15,965,860
5.90%, 06/01/2053 (Callable 12/01/2052)	8,275,000	7,878,652
6.00%, 04/01/2054 (Callable 10/01/2053)	13,925,000	13,440,460
6.20%, 03/01/2055 (Callable 09/01/2054)	5,700,000	5,646,101
Helmerich & Payne, Inc., 4.85%, 12/01/2029 (Callable 11/01/2029)	10,000,000	9,999,214
Hewlett Packard Enterprise Co.
4.15%, 09/15/2028 (Callable 08/15/2028)	12,000,000	11,903,959
4.60%, 03/23/2029 (Callable 02/23/2029)	11,300,000	11,289,617
4.85%, 10/15/2031 (Callable 08/15/2031)	6,500,000	6,456,172
5.60%, 10/15/2054 (Callable 04/15/2054)	18,000,000	16,067,963
HF Sinclair Corp.
5.00%, 02/01/2028 (Callable 04/11/2026)	23,037,000	23,035,170
4.50%, 10/01/2030 (Callable 07/01/2030)	8,000,000	7,825,126
5.75%, 01/15/2031 (Callable 12/15/2030)	13,875,000	14,176,717
5.50%, 09/01/2032 (Callable 07/01/2032)	5,000,000	5,011,392
HP, Inc.
3.00%, 06/17/2027 (Callable 04/17/2027)	35,000,000	34,385,129
4.00%, 04/15/2029 (Callable 02/15/2029)	10,000,000	9,825,539
Hubbell, Inc., 3.15%, 08/15/2027 (Callable 05/15/2027)	11,700,000	11,508,888
Huntington Ingalls Industries, Inc., 2.04%, 08/16/2028 (Callable 06/16/2028)	35,838,000	33,938,991
Hyatt Hotels Corp., 5.75%, 03/30/2032 (Callable 01/30/2032)	15,000,000	15,411,135
Hyundai Capital America
1.65%, 09/17/2026 (Callable 08/17/2026) (a)	22,550,000	22,259,737
5.28%, 06/24/2027 (a)	26,000,000	26,219,698
4.88%, 11/01/2027 (a)	30,300,000	30,425,632
5.68%, 06/26/2028 (Callable 05/26/2028) (a)	36,375,000	37,091,383
6.10%, 09/21/2028 (Callable 08/21/2028) (a)	40,000,000	41,309,069
4.55%, 09/26/2029 (Callable 08/26/2029) (a)	30,000,000	29,850,041
Icon Investments Six DAC, 5.85%, 05/08/2029 (Callable 04/08/2029)	8,345,000	8,508,690
Illumina, Inc., 4.75%, 12/12/2030 (Callable 11/12/2030)	18,000,000	17,907,211
Ingredion, Inc., 2.90%, 06/01/2030 (Callable 03/01/2030)	26,775,000	25,084,483
Intel Corp.
5.20%, 02/10/2033 (Callable 11/10/2032)	5,000,000	5,039,159
4.90%, 08/05/2052 (Callable 02/05/2052)	10,000,000	8,168,992
5.70%, 02/10/2053 (Callable 08/10/2052)	7,175,000	6,606,491
International Business Machines Corp., 4.15%, 05/15/2039	11,325,000	9,823,076
International Flavors & Fragrances, Inc., 1.83%, 10/15/2027 (Callable 08/15/2027) (a)	5,394,000	5,173,643
IQVIA, Inc.
5.70%, 05/15/2028 (Callable 04/15/2028)	8,475,000	8,639,076
6.25%, 02/01/2029 (Callable 01/01/2029)	12,000,000	12,472,032
J M Smucker Co., 6.50%, 11/15/2053 (Callable 05/15/2053)	3,950,000	4,104,599
JAB Holdings BV
2.20%, 11/23/2030 (Callable 08/23/2030) (a)	7,426,000	6,623,788
3.75%, 05/28/2051 (Callable 11/28/2050) (a)	11,750,000	7,978,621
4.50%, 04/08/2052 (Callable 10/08/2051) (a)	9,000,000	6,839,625
Jabil, Inc., 4.20%, 02/01/2029 (Callable 01/01/2029)	12,000,000	11,854,427
Jacobs Engineering Group, Inc.
6.35%, 08/18/2028 (Callable 07/18/2028)	31,750,000	32,948,803
5.90%, 03/01/2033 (Callable 12/01/2032)	16,784,000	17,375,153
Jacobs Solutions, Inc.
4.75%, 03/03/2031 (Callable 02/03/2031)	23,700,000	23,368,260
5.38%, 03/03/2036 (Callable 12/03/2035)	15,225,000	14,848,157
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
3.00%, 02/02/2029 (Callable 12/02/2028)	10,000,000	9,592,125
3.00%, 05/15/2032 (Callable 02/15/2032)	18,525,000	16,462,013
5.75%, 04/01/2033 (Callable 01/01/2033)	36,150,000	37,315,486
6.75%, 03/15/2034 (Callable 12/15/2033)	12,750,000	14,023,075
5.95%, 04/20/2035 (Callable 01/20/2035)	12,000,000	12,456,767
5.63%, 03/10/2037 (Callable 12/10/2036) (a)	20,000,000	20,062,600
6.25%, 03/01/2056 (Callable 09/01/2055)	23,000,000	22,546,917
6.38%, 04/15/2066 (Callable 10/15/2065)	10,000,000	9,812,619
Johnson Controls International PLC
6.00%, 01/15/2036	892,000	948,474
4.50%, 02/15/2047 (Callable 08/15/2046)	4,400,000	3,700,631
Jones Lang LaSalle, Inc., 6.88%, 12/01/2028 (Callable 11/01/2028)	8,675,000	9,158,865
Kellanova, 2.10%, 06/01/2030 (Callable 03/01/2030)	20,000,000	18,194,206
Keurig Dr Pepper, Inc.
5.05%, 03/15/2029 (Callable 02/15/2029)	23,773,000	24,031,674
3.95%, 04/15/2029 (Callable 02/15/2029)	29,500,000	28,899,012
5.20%, 03/15/2031 (Callable 01/15/2031)	4,900,000	4,953,686
Keysight Technologies, Inc.
4.60%, 04/06/2027 (Callable 01/06/2027)	36,562,000	36,603,168
4.95%, 10/15/2034 (Callable 07/15/2034)	10,000,000	9,895,379
Kimberly-Clark de Mexico SAB de CV, 2.43%, 07/01/2031 (Callable 04/01/2031) (a)	19,321,000	17,601,045
Kinder Morgan Energy Partners LP
7.30%, 08/15/2033	8,103,000	9,147,358
5.80%, 03/15/2035	2,150,000	2,229,543
6.50%, 02/01/2037	6,400,000	6,931,188
6.95%, 01/15/2038	14,008,000	15,638,118
6.50%, 09/01/2039	5,359,000	5,717,775
7.50%, 11/15/2040	8,317,000	9,640,690
Kinder Morgan, Inc.
8.05%, 10/15/2030	3,670,000	4,099,892
7.80%, 08/01/2031	16,745,000	19,102,235
7.75%, 01/15/2032	44,260,000	50,748,524
Kinross Gold Corp., 6.88%, 09/01/2041 (Callable 03/01/2041)	3,000,000	3,173,094
Kraft Heinz Foods Co.
5.00%, 07/15/2035 (Callable 01/15/2035)	10,613,000	10,309,292
7.13%, 08/01/2039 (a)	1,425,000	1,556,730
Kyndryl Holdings, Inc.
2.05%, 10/15/2026 (Callable 09/15/2026)	17,300,000	17,019,226
2.70%, 10/15/2028 (Callable 08/15/2028)	50,000,000	46,248,334
L3Harris Technologies, Inc., 5.40%, 07/31/2033 (Callable 04/30/2033)	20,500,000	21,032,867
Leidos, Inc.
4.38%, 05/15/2030 (Callable 02/15/2030)	47,279,000	46,514,739
2.30%, 02/15/2031 (Callable 11/15/2030)	34,290,000	30,515,190
5.40%, 03/15/2032 (Callable 01/15/2032)	13,000,000	13,251,553
7.13%, 07/01/2032	5,000,000	5,481,023
5.75%, 03/15/2033 (Callable 12/15/2032)	23,000,000	23,842,616
Lennar Corp., 5.20%, 07/30/2030 (Callable 06/30/2030)	11,000,000	11,131,376
LG Energy Solution Ltd.
5.25%, 04/02/2031 (a)	15,000,000	14,953,489
5.50%, 07/02/2034 (a)	18,000,000	17,799,148
5.88%, 04/02/2035 (a)	7,500,000	7,491,615
LKQ Corp., 5.75%, 06/15/2028 (Callable 05/15/2028)	12,000,000	12,213,085
Lowe's Cos., Inc., 5.85%, 04/01/2063 (Callable 10/01/2062)	3,450,000	3,302,404
LYB International Finance III LLC
5.13%, 01/15/2031 (Callable 12/15/2030)	5,925,000	5,932,208
5.50%, 03/01/2034 (Callable 12/01/2033)	15,000,000	14,909,994
Maple Parent Holdings Corp., 6.63%, 03/26/2056 (Callable 09/26/2055) (a)	6,000,000	5,941,360
Marathon Petroleum Corp.
5.15%, 03/01/2030 (Callable 02/01/2030)	14,200,000	14,483,801
4.75%, 09/15/2044 (Callable 03/15/2044)	1,950,000	1,657,900
Marriott International, Inc.
5.00%, 10/15/2027 (Callable 09/15/2027)	12,950,000	13,066,648
4.80%, 03/15/2030 (Callable 02/15/2030)	15,000,000	15,127,283
5.35%, 03/15/2035 (Callable 12/15/2034)	15,000,000	15,097,653
Marshfield Clinic Health System, Inc., 2.70%, 02/15/2030 (Callable 08/15/2029)	23,125,000	21,565,358
Martin Marietta Materials, Inc.
2.50%, 03/15/2030 (Callable 12/15/2029)	6,200,000	5,734,765
6.25%, 05/01/2037	893,000	942,684
MasTec, Inc.
4.50%, 08/15/2028 (Callable 05/01/2026) (a)	5,000,000	4,945,734
5.90%, 06/15/2029 (Callable 05/15/2029)	10,000,000	10,332,859
Medline Borrower LP, 3.88%, 04/01/2029 (Callable 05/01/2026) (a)	114,000,000	110,279,245
Mercedes-Benz Finance North America LLC
5.25%, 11/29/2027 (a)	8,225,000	8,348,406
4.25%, 03/10/2029 (a)	21,875,000	21,717,051
Meritage Homes Corp., 5.65%, 03/15/2035 (Callable 12/15/2034)	7,550,000	7,541,768
Midwest Connector Capital Co. LLC, 4.63%, 04/01/2029 (Callable 01/01/2029) (a)	36,022,000	35,836,330
Mohawk Industries, Inc.
5.85%, 09/18/2028 (Callable 08/18/2028)	13,300,000	13,683,217
3.63%, 05/15/2030 (Callable 02/15/2030)	10,000,000	9,585,913
Molex Electronic Technologies LLC, 4.75%, 04/30/2028 (Callable 03/30/2028) (a)	20,000,000	20,085,327
Mosaic Co.
5.45%, 11/15/2033 (Callable 05/15/2033)	2,000,000	2,021,262
4.88%, 11/15/2041 (Callable 05/15/2041)	5,000,000	4,403,710
MPLX LP
4.13%, 03/01/2027 (Callable 12/01/2026)	11,975,000	11,944,135
4.80%, 02/15/2031 (Callable 01/15/2031)	22,125,000	22,175,630
5.00%, 01/15/2033 (Callable 11/15/2032)	9,675,000	9,604,019
5.00%, 03/01/2033 (Callable 12/01/2032)	10,000,000	9,943,843
5.50%, 06/01/2034 (Callable 03/01/2034)	25,000,000	25,257,283
4.50%, 04/15/2038 (Callable 10/15/2037)	8,725,000	7,840,497
5.95%, 04/01/2055 (Callable 10/01/2054)	11,450,000	10,902,817
MSCI, Inc.
4.00%, 11/15/2029 (Callable 05/01/2026) (a)	8,500,000	8,256,127
3.63%, 09/01/2030 (Callable 05/01/2026) (a)	24,186,000	22,860,560
3.88%, 02/15/2031 (Callable 05/01/2026) (a)	16,031,000	15,154,020
Mylan, Inc.
4.55%, 04/15/2028 (Callable 01/15/2028)	17,505,000	17,414,937
5.20%, 04/15/2048 (Callable 10/15/2047)	9,000,000	7,124,239
NGPL PipeCo LLC, 4.88%, 08/15/2027 (Callable 02/15/2027) (a)	32,000,000	32,065,261
Nissan Motor Acceptance Co. LLC, 5.30%, 09/13/2027 (a)	26,800,000	26,620,574
Nordson Corp., 4.50%, 12/15/2029 (Callable 11/15/2029)	18,000,000	17,959,334
Norfolk Southern Corp., 3.05%, 05/15/2050 (Callable 11/15/2049)	17,000,000	10,907,944
Nova Southeastern University, Inc., 4.81%, 04/01/2053	7,200,000	6,193,598
Nutrien Ltd., 4.20%, 04/01/2029 (Callable 01/01/2029)	7,000,000	6,952,142
nVent Finance Sarl
4.55%, 04/15/2028 (Callable 01/15/2028)	32,634,000	32,557,729
5.65%, 05/15/2033 (Callable 02/15/2033)	5,000,000	5,126,686
NXP BV / NXP Funding LLC / NXP USA, Inc.
4.30%, 06/18/2029 (Callable 03/18/2029)	10,000,000	9,912,169
2.65%, 02/15/2032 (Callable 11/15/2031)	10,000,000	8,820,487
Occidental Petroleum Corp.
8.88%, 07/15/2030 (Callable 01/15/2030)	29,260,000	33,305,985
7.50%, 05/01/2031	28,703,000	31,946,956
7.88%, 09/15/2031	6,320,000	7,174,995
5.55%, 10/01/2034 (Callable 07/01/2034)	20,400,000	20,746,004
6.45%, 09/15/2036	58,151,000	62,134,285
Ochsner LSU Health System of North Louisiana, 2.51%, 05/15/2031 (Callable 11/15/2030)	26,620,000	22,736,597
ONEOK, Inc., 3.95%, 03/01/2050 (Callable 09/01/2049)	5,100,000	3,613,841
Oracle Corp.
2.80%, 04/01/2027 (Callable 02/01/2027)	26,225,000	25,774,913
6.25%, 11/09/2032 (Callable 08/09/2032)	18,000,000	18,470,055
5.70%, 02/04/2036 (Callable 11/04/2035)	31,850,000	30,623,402
6.55%, 02/04/2046 (Callable 08/04/2045)	3,500,000	3,265,346
4.00%, 11/15/2047 (Callable 05/15/2047)	10,250,000	6,783,390
3.95%, 03/25/2051 (Callable 09/25/2050)	3,300,000	2,091,063
6.90%, 11/09/2052 (Callable 05/09/2052)	60,574,000	57,189,646
5.95%, 09/26/2055 (Callable 03/26/2055)	4,238,000	3,565,305
Orange SA, 9.00%, 03/01/2031 (e)	29,519,000	34,889,437
Paychex, Inc., 5.10%, 04/15/2030 (Callable 03/15/2030)	5,593,000	5,643,135
PeaceHealth Obligated Group, 3.22%, 11/15/2050 (Callable 05/15/2050)	7,200,000	4,724,939
Penske Truck Leasing Co. Lp / PTL Finance Corp.
5.88%, 11/15/2027 (Callable 10/15/2027) (a)	12,000,000	12,226,080
5.55%, 05/01/2028 (Callable 04/01/2028) (a)	24,065,000	24,464,296
6.05%, 08/01/2028 (Callable 07/01/2028) (a)	25,000,000	25,726,387
5.35%, 03/30/2029 (Callable 02/28/2029) (a)	7,500,000	7,628,087
5.25%, 07/01/2029 (Callable 06/01/2029) (a)	20,000,000	20,290,417
3.35%, 11/01/2029 (Callable 08/01/2029) (a)	2,199,000	2,097,970
Perrigo Finance Unlimited Co., 5.15%, 06/15/2030 (Callable 03/15/2030) (e)	10,000,000	9,027,421
Pfizer Investment Enterprises Pte Ltd., 5.30%, 05/19/2053 (Callable 11/19/2052)	18,650,000	17,332,752
Phillips 66
2.15%, 12/15/2030 (Callable 09/15/2030)	12,000,000	10,758,040
5.88%, 05/01/2042	6,000,000	6,010,316
4.88%, 11/15/2044 (Callable 05/15/2044)	26,130,000	22,699,159
Phillips 66 Co.
3.55%, 10/01/2026 (Callable 07/01/2026)	7,000,000	6,979,195
3.15%, 12/15/2029 (Callable 09/15/2029)	12,000,000	11,446,706
Pilgrim's Pride Corp.
6.25%, 07/01/2033 (Callable 04/01/2033)	39,117,000	40,962,540
6.88%, 05/15/2034 (Callable 02/15/2034)	18,000,000	19,432,134
Plains All American Pipeline LP / PAA Finance Corp.
3.55%, 12/15/2029 (Callable 09/15/2029)	10,000,000	9,676,916
4.70%, 01/15/2031 (Callable 12/15/2030)	10,000,000	9,969,567
Premier Health Partners, 2.91%, 11/15/2026 (Callable 05/15/2026)	33,267,000	32,917,763
Quanta Services, Inc.
2.90%, 10/01/2030 (Callable 07/01/2030)	8,275,000	7,675,475
5.25%, 08/09/2034 (Callable 05/09/2034)	10,000,000	10,059,893
Reckitt Benckiser Treasury Services PLC, 3.00%, 06/26/2027 (Callable 03/26/2027) (a)	67,730,000	66,703,485
Regal Rexnord Corp.
6.05%, 04/15/2028 (Callable 03/15/2028)	31,017,000	31,812,602
6.30%, 02/15/2030 (Callable 12/15/2029)	5,000,000	5,238,860
6.40%, 04/15/2033 (Callable 01/15/2033)	23,129,000	24,447,113
Reliance Industries Ltd., 2.88%, 01/12/2032 (a)	26,000,000	23,382,484
Reliance, Inc.
2.15%, 08/15/2030 (Callable 05/15/2030)	10,000,000	8,982,651
6.85%, 11/15/2036	6,100,000	6,744,617
Repsol E&P Capital Markets US LLC, 4.81%, 09/16/2028 (Callable 08/16/2028) (a)	35,940,000	36,089,808
Revvity, Inc.
3.30%, 09/15/2029 (Callable 06/15/2029)	24,200,000	23,162,816
3.63%, 03/15/2051 (Callable 09/15/2050)	12,000,000	8,414,978
Rio Tinto Alcan, Inc., 5.75%, 06/01/2035	446,000	465,829
Rogers Communications, Inc.
3.80%, 03/15/2032 (Callable 12/15/2031)	13,000,000	12,135,337
4.50%, 03/15/2042 (Callable 09/15/2041)	9,150,000	7,716,069
5.45%, 10/01/2043 (Callable 04/01/2043)	16,560,000	15,355,175
Royal Caribbean Cruises Ltd., 5.63%, 09/30/2031 (Callable 09/30/2027) (a)	21,800,000	22,014,895
Royalty Pharma PLC, 5.20%, 09/25/2035 (Callable 06/25/2035)	41,050,000	40,513,562
RPM International, Inc., 2.95%, 01/15/2032 (Callable 10/15/2031)	8,050,000	7,236,643
RTX Corp.
3.50%, 03/15/2027 (Callable 12/15/2026)	9,578,000	9,509,973
2.25%, 07/01/2030 (Callable 04/01/2030)	24,375,000	22,284,829
4.35%, 04/15/2047 (Callable 10/15/2046)	9,175,000	7,596,863
3.13%, 07/01/2050 (Callable 01/01/2050)	6,000,000	3,945,430
Ryder System, Inc.
5.65%, 03/01/2028 (Callable 02/01/2028)	14,110,000	14,410,390
5.25%, 06/01/2028 (Callable 05/01/2028)	12,000,000	12,191,559
4.90%, 12/01/2029 (Callable 11/01/2029)	15,000,000	15,165,299
Sabine Pass Liquefaction LLC
4.50%, 05/15/2030 (Callable 11/15/2029)	43,842,000	43,523,691
5.90%, 09/15/2037 (Callable 03/15/2037)	9,439,700	9,842,476
Salesforce, Inc., 4.65%, 03/15/2029 (Callable 02/15/2029)	83,200,000	83,372,300
Samarco Mineracao SA, 9.00% (includes 5.00% PIK) 06/30/2031 (Callable 04/16/2026) (a)	5,721,555	5,629,478
Santos Finance Ltd.
3.65%, 04/29/2031 (Callable 01/29/2031) (a)	9,000,000	8,421,620
6.88%, 09/19/2033 (Callable 06/19/2033) (a)	19,600,000	21,339,186
SBA Communications Corp., 3.13%, 02/01/2029 (Callable 05/01/2026)	12,500,000	11,844,635
Shell Finance US, Inc., 4.13%, 05/11/2035	10,000,000	9,481,375
SK hynix, Inc., 5.50%, 01/16/2029 (a)	12,850,000	13,204,638
SK Telecom Co. Ltd., 6.63%, 07/20/2027 (a)	1,339,000	1,374,814
Smith & Nephew PLC
2.03%, 10/14/2030 (Callable 07/14/2030)	27,625,000	24,585,575
5.40%, 03/20/2034 (Callable 12/20/2033)	15,000,000	15,214,530
Smithfield Foods, Inc.
3.00%, 10/15/2030 (Callable 07/15/2030) (a)	10,000,000	9,141,244
2.63%, 09/13/2031 (Callable 06/13/2031) (a)	20,000,000	17,553,727
Smurfit Westrock Financing DAC, 5.42%, 01/15/2035 (Callable 10/15/2034)	10,000,000	10,080,275
Solventum Corp., 5.60%, 03/23/2034 (Callable 12/23/2033)	43,176,000	44,139,280
Southern Copper Corp., 7.50%, 07/27/2035	5,000,000	5,717,095
Spectra Energy Partners LP, 4.50%, 03/15/2045 (Callable 09/15/2044)	12,000,000	10,051,915
Sprint Capital Corp., 6.88%, 11/15/2028	21,552,000	22,787,119
Stanley Black & Decker, Inc., 6.00%, 03/06/2028 (Callable 02/06/2028)	2,852,000	2,939,364
Steel Dynamics, Inc., 3.25%, 01/15/2031 (Callable 10/15/2030)	7,000,000	6,557,200
Stellantis Finance US, Inc.
5.63%, 01/12/2028 (Callable 12/12/2027) (a)	13,750,000	13,889,726
5.35%, 03/17/2028 (Callable 02/17/2028) (a)	5,193,000	5,229,872
STERIS Irish FinCo UnLtd Co., 3.75%, 03/15/2051 (Callable 09/15/2050)	7,500,000	5,396,904
Suntory Global Spirits, Inc., 6.63%, 07/15/2028	21,270,000	22,151,570
Syensqo Finance America LLC
5.65%, 06/04/2029 (Callable 05/04/2029) (a)	10,000,000	10,234,507
5.85%, 06/04/2034 (Callable 03/04/2034) (a)	13,000,000	13,267,447
Synopsys, Inc., 5.70%, 04/01/2055 (Callable 10/01/2054)	15,000,000	14,341,241
Sysco Corp.
5.95%, 04/01/2030 (Callable 01/01/2030)	4,000,000	4,154,435
4.95%, 03/25/2036 (Callable 12/25/2035)	17,425,000	16,611,532
6.60%, 04/01/2050 (Callable 10/01/2049)	12,455,000	12,869,656
Targa Resources Corp.
5.20%, 07/01/2027 (Callable 06/01/2027)	15,925,000	16,050,001
6.13%, 03/15/2033 (Callable 12/15/2032)	22,200,000	23,478,282
5.55%, 08/15/2035 (Callable 05/15/2035)	26,250,000	26,474,394
5.65%, 02/15/2036 (Callable 11/15/2035)	23,275,000	23,617,005
TC PipeLines LP, 3.90%, 05/25/2027 (Callable 02/25/2027)	30,327,000	30,103,884
TD SYNNEX Corp.
1.75%, 08/09/2026 (Callable 07/09/2026)	34,843,000	34,494,054
2.38%, 08/09/2028 (Callable 06/09/2028)	15,992,000	15,182,531
4.30%, 01/17/2029 (Callable 12/17/2028)	37,510,000	37,093,201
Telecom Italia Capital SA, 7.20%, 07/18/2036	1,373,000	1,482,726
Teledyne FLIR LLC, 2.50%, 08/01/2030 (Callable 05/01/2030)	7,000,000	6,433,311
Telefonica Emisiones SA
4.67%, 03/06/2038	10,760,000	9,727,168
5.21%, 03/08/2047	33,100,000	28,742,007
4.90%, 03/06/2048	29,050,000	24,029,242
5.52%, 03/01/2049 (Callable 09/01/2048)	3,775,000	3,402,433
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/2026	5,888,000	5,829,466
Textron, Inc., 3.00%, 06/01/2030 (Callable 03/01/2030)	19,675,000	18,521,189
Time Warner Cable LLC
6.55%, 05/01/2037	893,000	900,319
7.30%, 07/01/2038	6,320,000	6,613,092
6.75%, 06/15/2039	2,767,000	2,745,614
Timken Co.
4.50%, 12/15/2028 (Callable 09/15/2028)	6,550,000	6,534,232
4.13%, 04/01/2032 (Callable 01/01/2032)	9,185,000	8,662,858
T-Mobile USA, Inc.
3.38%, 04/15/2029 (Callable 04/11/2026)	10,350,000	10,030,422
3.88%, 04/15/2030 (Callable 01/15/2030)	119,330,000	116,212,019
2.55%, 02/15/2031 (Callable 11/15/2030)	20,000,000	18,174,253
3.50%, 04/15/2031 (Callable 04/15/2026)	7,000,000	6,620,450
4.38%, 04/15/2040 (Callable 10/15/2039)	24,900,000	21,887,390
5.65%, 01/15/2053 (Callable 07/15/2052)	13,250,000	12,530,910
3.60%, 11/15/2060 (Callable 05/15/2060)	19,700,000	12,786,018
Trane Technologies Financing Ltd., 5.25%, 03/03/2033 (Callable 12/03/2032)	12,300,000	12,613,458
TransCanada PipeLines Ltd.
6.20%, 10/15/2037	8,400,000	8,912,629
7.63%, 01/15/2039	21,327,000	25,013,562
Transcontinental Gas Pipe Line Co. LLC
7.25%, 12/01/2026	3,500,000	3,561,929
4.60%, 03/15/2048 (Callable 09/15/2047)	5,150,000	4,309,970
Triton Container International Ltd., 2.05%, 04/15/2026 (Callable 04/01/2026) (a)	21,000,000	20,977,540
Triton Container International Ltd. / TAL International Container Corp.
3.25%, 03/15/2032 (Callable 12/15/2031)	10,000,000	9,025,801
5.15%, 02/15/2033 (Callable 12/15/2032)	23,150,000	22,666,834
TTX Co., 4.60%, 02/01/2049 (Callable 08/01/2048) (a)	8,325,000	7,143,433
Tyson Foods, Inc., 5.10%, 09/28/2048 (Callable 03/28/2048)	10,000,000	8,998,577
United Rentals North America, Inc., 6.00%, 12/15/2029 (Callable 05/01/2026) (a)	45,000,000	45,751,545
Universal Health Services, Inc.
1.65%, 09/01/2026 (Callable 08/01/2026)	24,000,000	23,713,222
2.65%, 10/15/2030 (Callable 07/15/2030)	10,000,000	9,002,708
5.05%, 10/15/2034 (Callable 07/15/2034)	10,000,000	9,547,466
UPMC, 5.04%, 05/15/2033 (Callable 02/15/2033)	9,275,000	9,345,748
Utah Acquisition Sub, Inc., 3.95%, 06/15/2026 (Callable 05/01/2026)	22,757,000	22,713,644
Vale Overseas Ltd.
3.75%, 07/08/2030 (Callable 04/08/2030)	28,721,000	27,334,235
6.13%, 06/12/2033 (Callable 03/12/2033)	42,450,000	44,276,199
6.88%, 11/21/2036	45,621,000	50,465,083
6.40%, 06/28/2054 (Callable 12/28/2053)	28,550,000	28,912,585
Valero Energy Corp.
2.15%, 09/15/2027 (Callable 07/15/2027)	14,150,000	13,718,057
4.00%, 04/01/2029 (Callable 01/01/2029)	15,475,000	15,281,196
6.63%, 06/15/2037	2,100,000	2,298,469
Vallourec SACA, 7.50%, 04/15/2032 (Callable 04/15/2027) (a)	17,400,000	18,235,426
Var Energi ASA
5.00%, 05/18/2027 (Callable 04/18/2027) (a)	23,850,000	23,956,126
7.50%, 01/15/2028 (Callable 12/15/2027) (a)	65,430,000	68,444,586
8.00%, 11/15/2032 (Callable 08/15/2032) (a)	15,000,000	17,060,512
6.50%, 05/22/2035 (Callable 02/22/2035) (a)	20,000,000	21,014,445
Venture Global Calcasieu Pass LLC
3.88%, 08/15/2029 (Callable 02/15/2029) (a)	24,825,000	23,597,128
6.25%, 01/15/2030 (Callable 10/15/2029) (a)	40,200,000	41,117,444
Verizon Communications, Inc.
2.55%, 03/21/2031 (Callable 12/21/2030)	4,430,000	4,021,855
2.36%, 03/15/2032 (Callable 12/15/2031)	5,650,000	4,931,617
4.50%, 08/10/2033	16,325,000	15,834,168
4.27%, 01/15/2036	17,148,000	15,857,611
5.25%, 03/16/2037	28,793,000	28,447,563
5.40%, 07/02/2037 (Callable 04/02/2037)	3,100,000	3,088,695
4.81%, 03/15/2039	37,323,000	34,790,418
2.65%, 11/20/2040 (Callable 05/20/2040)	10,000,000	7,019,086
3.40%, 03/22/2041 (Callable 09/22/2040)	4,250,000	3,263,235
5.75%, 11/30/2045 (Callable 05/30/2045)	5,000,000	4,869,003
4.86%, 08/21/2046	2,500,000	2,178,113
5.88%, 11/30/2055 (Callable 05/30/2055)	11,725,000	11,404,593
3.70%, 03/22/2061 (Callable 09/22/2060)	13,725,000	9,145,338
Viatris, Inc.
3.85%, 06/22/2040 (Callable 12/22/2039)	13,083,000	9,929,578
4.00%, 06/22/2050 (Callable 12/22/2049)	40,600,000	26,609,538
VICI Properties LP, 4.75%, 02/15/2028 (Callable 01/15/2028)	35,000,000	35,031,629
VICI Properties LP / VICI Note Co., Inc., 4.50%, 01/15/2028 (Callable 10/15/2027) (a)	16,749,000	16,650,029
Videotron Ltd.
3.63%, 06/15/2029 (Callable 05/01/2026) (a)	11,115,000	10,757,876
5.70%, 01/15/2035 (Callable 10/15/2034) (a)	20,000,000	20,188,114
Viper Energy Partners LLC, 4.90%, 08/01/2030 (Callable 07/01/2030)	5,000,000	4,996,700
Vodafone Group PLC
7.88%, 02/15/2030	301,000	336,654
5.00%, 05/30/2038	6,800,000	6,640,051
5.63%, 02/10/2053 (Callable 08/10/2052)	10,000,000	9,338,294
5.75%, 02/10/2063 (Callable 08/10/2062)	5,000,000	4,641,855
Volkswagen Group of America Finance LLC
5.05%, 03/27/2028 (Callable 02/27/2028) (a)	20,900,000	21,031,112
4.55%, 09/11/2028 (Callable 08/11/2028) (a)	14,900,000	14,856,887
6.20%, 11/16/2028 (Callable 10/16/2028) (a)	30,000,000	31,016,808
Vontier Corp.
2.40%, 04/01/2028 (Callable 02/01/2028)	12,921,000	12,384,797
2.95%, 04/01/2031 (Callable 01/01/2031)	5,275,000	4,796,643
Vulcan Materials Co., 4.70%, 03/01/2048 (Callable 09/01/2047)	3,446,000	2,938,661
Weir Group, Inc., 5.35%, 05/06/2030 (Callable 04/06/2030) (a)	32,000,000	32,424,104
Western Midstream Operating LP
4.05%, 02/01/2030 (Callable 11/01/2029) (e)	10,500,000	10,196,283
7.25%, 04/01/2030 (Callable 04/01/2027) (a)	12,276,000	12,926,837
6.15%, 04/01/2033 (Callable 01/01/2033)	4,550,000	4,748,743
5.45%, 11/15/2034 (Callable 08/15/2034)	20,000,000	19,804,412
5.50%, 12/15/2035 (Callable 09/15/2035)	15,325,000	15,071,124
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/2026 (Callable 08/15/2026)	28,315,000	28,153,065
4.70%, 09/15/2028 (Callable 06/15/2028) (e)	4,739,000	4,752,898
WestRock MWV LLC, 8.20%, 01/15/2030	7,963,000	8,925,628
Whistler Pipeline LLC
5.40%, 09/30/2029 (Callable 08/30/2029) (a)	10,000,000	10,243,426
5.70%, 09/30/2031 (Callable 07/30/2031) (a)	13,775,000	14,149,406
5.95%, 09/30/2034 (Callable 06/30/2034) (a)	7,395,000	7,576,934
Williams Cos., Inc.
7.75%, 06/15/2031	3,400,000	3,850,205
8.75%, 03/15/2032 (e)	5,750,000	6,828,817
6.30%, 04/15/2040	8,417,000	8,907,773
4.85%, 03/01/2048 (Callable 09/01/2047)	7,000,000	5,972,051
Woodside Finance Ltd.
4.50%, 03/04/2029 (Callable 12/04/2028) (a)	36,118,000	35,969,434
5.40%, 05/19/2030 (Callable 04/19/2030)	6,362,000	6,496,556
5.10%, 09/12/2034 (Callable 06/12/2034)	26,000,000	25,590,882
WSP Global, Inc.
5.04%, 09/18/2031 (Callable 08/18/2031) (a)	43,875,000	43,494,845
5.71%, 09/18/2036 (Callable 06/18/2036) (a)	47,000,000	46,577,172
Yara International ASA, 3.80%, 06/06/2026 (Callable 05/01/2026) (a)	23,500,000	23,447,662
Zimmer Biomet Holdings, Inc.
5.20%, 09/15/2034 (Callable 06/15/2034)	30,000,000	29,997,519
5.75%, 11/30/2039	11,967,000	12,099,809
		10,710,112,935

Utilities - 1.5%
Ameren Corp.
3.50%, 01/15/2031 (Callable 10/15/2030)	20,000,000	18,978,544
5.38%, 03/15/2035 (Callable 12/15/2034)	41,650,000	42,102,558
American Electric Power Co., Inc., 3.25%, 03/01/2050 (Callable 09/01/2049)	10,175,000	6,678,363
Arizona Public Service Co., 5.10%, 03/15/2036 (Callable 12/15/2035)	18,925,000	18,606,586
Basin Electric Power Cooperative, 5.85%, 10/15/2055 (Callable 04/15/2055) (a)	11,225,000	10,917,697
Berkshire Hathaway Energy Co.
3.70%, 07/15/2030 (Callable 04/15/2030)	18,425,000	17,905,140
2.85%, 05/15/2051 (Callable 11/15/2050)	13,675,000	8,233,412
4.60%, 05/01/2053 (Callable 11/01/2052)	21,825,000	17,833,242
Commonwealth Edison Co., 3.85%, 03/15/2052 (Callable 09/15/2051)	6,050,000	4,460,086
Constellation Energy Generation LLC
5.60%, 03/01/2028 (Callable 02/01/2028)	12,600,000	12,879,285
5.80%, 03/01/2033 (Callable 12/01/2032)	5,000,000	5,236,686
Consumers Energy Co., 3.50%, 08/01/2051 (Callable 02/01/2051)	9,400,000	6,657,950
Dominion Energy, Inc., 3.38%, 04/01/2030 (Callable 01/01/2030)	10,000,000	9,547,896
DTE Electric Co., 5.40%, 04/01/2053 (Callable 10/01/2052)	9,375,000	8,936,520
DTE Energy Co.
4.88%, 06/01/2028 (Callable 05/01/2028)	19,000,000	19,170,537
5.10%, 03/01/2029 (Callable 02/01/2029)	12,500,000	12,710,596
Duke Energy Corp.
3.50%, 06/15/2051 (Callable 12/15/2050)	4,495,000	3,011,164
6.10%, 09/15/2053 (Callable 03/15/2053)	13,600,000	13,638,667
5.80%, 06/15/2054 (Callable 12/15/2053)	7,100,000	6,797,939
Duke Energy Indiana LLC, 5.40%, 04/01/2053 (Callable 10/01/2052)	7,000,000	6,499,202
Duke Energy Ohio, Inc., 5.25%, 04/01/2033 (Callable 01/01/2033)	5,000,000	5,109,018
Duke Energy Progress LLC, 4.00%, 04/01/2052 (Callable 10/01/2051)	9,600,000	7,237,396
Duquesne Light Holdings, Inc.
3.62%, 08/01/2027 (Callable 05/01/2027) (a)	5,350,000	5,283,614
2.53%, 10/01/2030 (Callable 07/01/2030) (a)	2,550,000	2,320,815
2.78%, 01/07/2032 (Callable 10/07/2031) (a)	2,810,000	2,478,107
ENEL Finance International NV
3.50%, 04/06/2028 (a)	8,000,000	7,845,615
5.00%, 09/30/2035 (Callable 06/30/2035) (a)	17,350,000	16,825,575
6.80%, 09/15/2037 (a)	8,440,000	9,251,372
4.75%, 05/25/2047 (a)	66,700,000	55,116,626
7.75%, 10/14/2052 (Callable 04/14/2052) (a)	10,000,000	11,736,384
Engie SA, 5.88%, 04/10/2054 (Callable 10/10/2053) (a)	6,300,000	6,130,811
Essential Utilities, Inc.
2.70%, 04/15/2030 (Callable 01/15/2030)	14,100,000	13,086,912
5.25%, 08/15/2035 (Callable 05/15/2035)	10,000,000	9,986,415
Evergy Missouri West, Inc.
5.65%, 06/01/2034 (Callable 03/01/2034) (a)	13,700,000	13,987,405
5.25%, 12/15/2035 (Callable 09/15/2035) (a)	15,000,000	14,797,097
Eversource Energy, 1.65%, 08/15/2030 (Callable 05/15/2030)	9,925,000	8,706,129
Exelon Corp.
4.05%, 04/15/2030 (Callable 01/15/2030)	8,900,000	8,715,893
4.95%, 06/15/2035 (Callable 12/15/2034)	3,500,000	3,408,624
4.10%, 03/15/2052 (Callable 09/15/2051)	5,000,000	3,774,078
Fells Point Funding Trust, 3.05%, 01/31/2027 (Callable 12/31/2026) (a)	28,100,000	27,783,363
FirstEnergy Corp.
2.25%, 09/01/2030 (Callable 06/01/2030)	4,300,000	3,874,390
3.40%, 03/01/2050 (Callable 09/01/2049)	15,000,000	9,979,464
FirstEnergy Pennsylvania Electric Co., 5.20%, 04/01/2028 (Callable 03/01/2028) (a)	8,125,000	8,240,394
FirstEnergy Transmission LLC, 2.87%, 09/15/2028 (Callable 07/15/2028) (a)	10,000,000	9,609,566
Interstate Power and Light Co., 2.30%, 06/01/2030 (Callable 03/01/2030)	9,350,000	8,544,400
ITC Holdings Corp.
3.35%, 11/15/2027 (Callable 08/15/2027)	25,581,000	25,137,809
2.95%, 05/14/2030 (Callable 02/14/2030) (a)	10,000,000	9,357,514
5.65%, 05/09/2034 (Callable 02/09/2034) (a)	7,000,000	7,195,995
5.50%, 04/15/2036 (Callable 01/15/2036) (a)	15,000,000	15,044,366
KeySpan Corp., 8.00%, 11/15/2030	6,500,000	7,274,990
Liberty Utilities Co., 5.58%, 01/31/2029 (Callable 12/31/2028) (a)	11,350,000	11,570,506
Liberty Utilities Finance GP 1, 2.05%, 09/15/2030 (Callable 06/15/2030) (a)	10,000,000	8,973,600
Massachusetts Electric Co., 5.87%, 02/26/2054 (Callable 08/26/2053) (a)	10,000,000	9,772,935
MidAmerican Energy Co., 5.85%, 09/15/2054 (Callable 03/15/2054)	9,850,000	9,889,363
National Grid PLC
5.60%, 06/12/2028 (Callable 05/12/2028)	10,000,000	10,238,023
5.42%, 01/11/2034 (Callable 10/11/2033)	12,410,000	12,646,093
National Rural Utilities Cooperative Finance Corp., 8.00%, 03/01/2032	4,659,000	5,390,323
Niagara Mohawk Power Corp.
5.66%, 01/17/2054 (Callable 07/17/2053) (a)	7,000,000	6,573,414
6.00%, 07/03/2055 (Callable 01/03/2055) (a)	9,875,000	9,697,351
NiSource, Inc.
5.20%, 07/01/2029 (Callable 06/01/2029)	15,000,000	15,296,695
3.60%, 05/01/2030 (Callable 02/01/2030)	7,035,000	6,779,244
5.35%, 04/01/2034 (Callable 01/01/2034)	13,475,000	13,710,394
5.25%, 02/15/2043 (Callable 08/15/2042)	5,779,000	5,346,727
3.95%, 03/30/2048 (Callable 09/30/2047)	11,750,000	8,813,444
5.85%, 04/01/2055 (Callable 10/01/2054)	11,700,000	11,373,958
NorthWestern Corp., 5.07%, 03/21/2030 (Callable 02/21/2030) (a)	7,325,000	7,441,923
Oklahoma Gas and Electric Co., 5.60%, 04/01/2053 (Callable 10/01/2052)	5,550,000	5,321,822
Oncor Electric Delivery Co. LLC, 2.75%, 05/15/2030 (Callable 02/15/2030)	9,500,000	8,888,564
PSEG Power LLC, 5.20%, 05/15/2030 (Callable 04/15/2030) (a)	14,700,000	14,922,224
RWE Finance US LLC, 6.25%, 04/16/2054 (Callable 10/16/2053) (a)	20,000,000	20,102,930
Southern Co.
5.70%, 10/15/2032 (Callable 04/15/2032)	7,000,000	7,317,965
4.25%, 07/01/2036 (Callable 01/01/2036)	5,525,000	5,074,573
Southern Co. Gas Capital Corp.
5.15%, 09/15/2032 (Callable 03/15/2032)	17,100,000	17,338,422
3.15%, 09/30/2051 (Callable 03/30/2051)	7,850,000	5,029,570
Southwestern Electric Power Co., 5.20%, 04/01/2036 (Callable 01/01/2036)	13,175,000	12,955,637
Tucson Electric Power Co., 5.50%, 04/15/2053 (Callable 10/15/2052)	5,400,000	5,038,523
Vistra Operations Co. LLC, 5.35%, 01/31/2036 (Callable 10/31/2035) (a)	11,000,000	10,760,128
Xcel Energy, Inc., 3.40%, 06/01/2030 (Callable 12/01/2029)	15,000,000	14,322,480
		869,229,038
TOTAL CORPORATE BONDS (Cost $22,441,394,148)		21,811,577,784

U.S. TREASURY SECURITIES - 30.2%	Par	Value
United States Treasury Note/Bond
4.25%, 01/15/2028	239,800,000	241,495,460
3.75%, 04/15/2028	172,525,000	172,289,126
3.63%, 08/15/2028	684,000,000	681,087,658
3.50%, 03/15/2029	1,172,825,000	1,162,471,160
2.38%, 03/31/2029	888,375,000	852,041,848
4.63%, 04/30/2029	661,125,000	676,103,613
2.75%, 05/31/2029	246,175,000	238,193,544
3.88%, 12/31/2029	104,800,000	104,730,406
4.38%, 11/30/2030	221,250,000	225,251,514
1.38%, 11/15/2031	371,050,000	321,769,922
1.88%, 02/15/2032	749,000,000	664,181,600
2.88%, 05/15/2032	637,175,000	595,907,966
4.00%, 06/30/2032	1,272,625,000	1,266,808,709
3.50%, 02/15/2033	305,000,000	293,467,187
3.38%, 05/15/2033	867,675,000	826,562,120
3.88%, 08/15/2033	90,000,000	88,410,937
1.13%, 08/15/2040	807,300,000	503,269,561
1.38%, 11/15/2040	759,825,000	489,434,147
2.25%, 05/15/2041	597,400,000	435,285,241
1.75%, 08/15/2041	662,350,000	442,817,199
2.00%, 11/15/2041	435,675,000	301,296,492
2.38%, 02/15/2042	1,084,050,000	789,959,094
3.38%, 08/15/2042	824,700,000	688,850,006
3.88%, 02/15/2043	256,500,000	227,914,278
2.88%, 05/15/2043	1,053,870,000	809,380,391
3.88%, 05/15/2043	439,700,000	389,701,300
4.63%, 05/15/2044	440,250,000	426,956,515
2.50%, 02/15/2045	715,625,000	501,859,984
4.63%, 11/15/2045	415,175,000	400,449,262
2.88%, 05/15/2049	546,250,000	388,349,609
2.38%, 05/15/2051	908,125,000	568,110,232
2.88%, 05/15/2052	918,700,000	637,132,800
4.75%, 11/15/2053	40,000,000	38,892,188
4.25%, 02/15/2054	687,000,000	615,401,719
TOTAL U.S. TREASURY SECURITIES (Cost $18,000,621,141)		17,065,832,788

AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 17.8%	Par	Value
Federal Home Loan Mortgage Corp.
Pool A89870, 4.50%, 11/01/2039	1,022,669	1,013,361
Pool A90316, 4.50%, 12/01/2039	4,703,080	4,660,269
Pool A91387, 5.00%, 03/01/2040	231,063	233,813
Pool A93996, 4.50%, 09/01/2040	727,576	720,951
Pool A96413, 4.00%, 01/01/2041	6,832,227	6,606,948
Pool A97620, 4.50%, 03/01/2041	521,865	517,113
Pool C00785, 6.50%, 06/01/2029	15,469	16,010
Pool C03490, 4.50%, 08/01/2040	226,775	224,710
Pool C03829, 4.00%, 03/01/2042	2,117,606	2,047,773
Pool C09004, 3.50%, 07/01/2042	2,882,713	2,723,777
Pool C09013, 3.00%, 09/01/2042	6,339,634	5,815,914
Pool C09015, 3.00%, 10/01/2042	1,915,141	1,754,082
Pool C09028, 3.50%, 01/01/2043	5,906,545	5,568,032
Pool C91430, 3.00%, 03/01/2032	545,956	528,451
Pool C91484, 3.00%, 08/01/2032	3,735,243	3,627,448
Pool C91557, 3.00%, 09/01/2032	24,714,331	23,972,841
Pool C91619, 3.00%, 04/01/2033	524,193	505,047
Pool C91922, 3.50%, 03/01/2037	1,964,732	1,898,249
Pool C91923, 4.00%, 03/01/2037	1,094,746	1,077,646
Pool G01916, 5.00%, 09/01/2035	2,637,117	2,663,533
Pool G04834, 5.00%, 03/01/2036	1,126,769	1,138,519
Pool G05364, 5.00%, 08/01/2033	1,201,993	1,215,415
Pool G06959, 3.50%, 10/01/2041	2,178,845	2,070,225
Pool G07304, 3.50%, 12/01/2042	3,285,527	3,106,421
Pool G07477, 4.00%, 01/01/2041	3,513,633	3,397,778
Pool G07530, 3.50%, 05/01/2043	4,077,216	3,865,494
Pool G07801, 4.00%, 10/01/2044	2,973,236	2,876,457
Pool G07849, 3.50%, 05/01/2044	14,141,092	13,333,404
Pool G07995, 5.50%, 01/01/2039	2,588,512	2,648,267
Pool G08105, 5.50%, 01/01/2036	45,807	47,327
Pool G08168, 6.00%, 12/01/2036	39,801	41,804
Pool G08269, 5.50%, 05/01/2038	138,070	142,118
Pool G08372, 4.50%, 11/01/2039	841,597	833,936
Pool G08518, 3.00%, 02/01/2043	1,003,913	920,507
Pool G08528, 3.00%, 04/01/2043	2,559,048	2,345,634
Pool G08534, 3.00%, 06/01/2043	21,889,819	20,057,436
Pool G08540, 3.00%, 08/01/2043	1,707,984	1,564,476
Pool G08595, 4.00%, 07/01/2044	974,559	940,277
Pool G08609, 3.50%, 10/01/2044	16,419,071	15,438,494
Pool G08622, 3.00%, 01/01/2045	6,029,897	5,480,449
Pool G08672, 4.00%, 10/01/2045	1,449,058	1,395,536
Pool G08677, 4.00%, 11/01/2045	3,234,872	3,114,724
Pool G08681, 3.50%, 12/01/2045	2,504,172	2,352,376
Pool G08694, 4.00%, 02/01/2046	4,228,144	4,035,415
Pool G08706, 3.50%, 05/01/2046	1,867,806	1,751,222
Pool G08721, 3.00%, 09/01/2046	37,435,494	33,807,548
Pool G08759, 4.50%, 04/01/2047	8,585,430	8,462,954
Pool G08780, 4.00%, 09/01/2047	4,859,576	4,659,973
Pool G30974, 3.50%, 01/01/2034	3,428,104	3,361,400
Pool G60038, 3.50%, 01/01/2044	3,319,167	3,131,642
Pool G60039, 3.00%, 04/01/2043	5,920,828	5,429,896
Pool G60181, 4.50%, 01/01/2045	9,212,641	9,100,242
Pool G60365, 5.00%, 02/01/2038	594,340	601,622
Pool G60393, 3.50%, 01/01/2046	10,041,167	9,440,417
Pool G60551, 4.00%, 04/01/2046	3,003,986	2,889,638
Pool G60602, 3.50%, 11/01/2043	2,159,709	2,041,291
Pool G60722, 3.00%, 10/01/2046	23,551,094	21,297,946
Pool G60774, 3.00%, 10/01/2045	12,001,512	10,999,020
Pool G60932, 3.50%, 02/01/2044	10,238,208	9,659,827
Pool G60988, 3.00%, 05/01/2047	21,601,625	19,534,976
Pool G60994, 3.50%, 01/01/2045	9,369,903	8,840,583
Pool G61581, 4.00%, 08/01/2048	8,032,218	7,702,322
Pool G67700, 3.50%, 08/01/2046	10,825,048	10,150,363
Pool G67701, 3.00%, 10/01/2046	38,300,383	34,707,694
Pool G67702, 4.00%, 01/01/2047	17,790,626	17,129,802
Pool Q08998, 3.50%, 06/01/2042	1,233,372	1,167,285
Pool Q10378, 3.00%, 08/01/2042	4,447,046	4,079,710
Pool Q13205, 3.00%, 11/01/2042	15,072,864	13,827,785
Pool Q14875, 3.00%, 01/01/2043	7,421,697	6,808,616
Pool Q16902, 4.00%, 04/01/2043	7,356,667	7,133,261
Pool Q17640, 3.00%, 04/01/2043	2,062,388	1,891,361
Pool Q28765, 4.00%, 05/01/2044	5,633,869	5,447,141
Pool Q45864, 3.00%, 02/01/2047	13,926,466	12,526,385
Pool QB5689, 2.50%, 11/01/2050	17,847,071	15,318,398
Pool QC3874, 2.50%, 07/01/2051	26,539,360	22,793,237
Pool QC6017, 2.50%, 08/01/2051	14,090,675	12,171,169
Pool QC7500, 3.00%, 09/01/2051	12,996,325	11,638,600
Pool QC9160, 3.00%, 10/01/2051	8,908,619	7,902,574
Pool QD0744, 2.50%, 11/01/2051	7,334,296	6,299,059
Pool QN6719, 1.50%, 06/01/2036	26,640,796	24,038,311
Pool RA4375, 2.50%, 02/01/2051	33,069,741	28,438,861
Pool RA4562, 2.50%, 02/01/2051	17,390,436	14,957,563
Pool RA4637, 2.50%, 02/01/2051	47,635,324	40,896,594
Pool RA7679, 5.00%, 07/01/2052	74,491,880	74,259,062
Pool RB5086, 2.50%, 11/01/2040	46,458,384	41,970,259
Pool RB5089, 1.50%, 12/01/2040	36,263,282	30,927,481
Pool RB5090, 2.00%, 12/01/2040	66,069,427	58,297,574
Pool RB5095, 2.00%, 01/01/2041	9,531,363	8,403,465
Pool RB5105, 2.00%, 03/01/2041	42,575,146	37,565,720
Pool RB5131, 2.00%, 10/01/2041	11,311,484	9,842,746
Pool RB5145, 2.00%, 02/01/2042	37,556,463	32,580,772
Pool RC1703, 1.50%, 01/01/2036	20,251,061	18,455,082
Pool SB0743, 3.00%, 01/01/2034	23,175,702	22,480,509
Pool SB0794, 1.50%, 06/01/2036	13,802,153	12,497,145
Pool SB0967, 2.00%, 01/01/2037	22,824,384	21,127,277
Pool SB1138, 1.50%, 06/01/2036	19,410,850	17,581,581
Pool SB8088, 1.50%, 02/01/2036	27,026,813	24,387,808
Pool SB8500, 2.50%, 07/01/2035	3,471,880	3,304,171
Pool SC0052, 3.00%, 02/01/2040	7,045,580	6,535,008
Pool SC0208, 2.00%, 11/01/2041	58,639,566	51,055,535
Pool SC0242, 2.50%, 02/01/2042	8,882,994	7,986,758
Pool SC0392, 4.00%, 06/01/2038	37,385,300	36,669,914
Pool SC0526, 2.00%, 05/01/2042	128,254,604	112,681,090
Pool SD0295, 3.00%, 02/01/2049	31,390,001	28,522,173
Pool SD0580, 3.00%, 04/01/2051	26,044,934	23,071,687
Pool SD0614, 2.50%, 05/01/2051	32,514,573	27,805,567
Pool SD0649, 2.50%, 06/01/2051	13,369,126	11,432,813
Pool SD2039, 6.00%, 01/01/2053	88,986,169	92,121,821
Pool SD2164, 5.50%, 01/01/2053	82,390,419	84,069,745
Pool SD2176, 6.00%, 01/01/2053	27,313,896	28,335,107
Pool SD2230, 2.00%, 08/01/2051	41,412,101	33,682,283
Pool SD2903, 2.00%, 03/01/2051	170,340,292	138,766,552
Pool SD3431, 5.50%, 06/01/2053	39,098,272	39,499,577
Pool SD3595, 6.00%, 08/01/2053	18,857,278	19,630,735
Pool SD3860, 6.50%, 09/01/2053	32,490,105	34,129,366
Pool SD3906, 6.00%, 10/01/2053	60,364,976	62,347,789
Pool SD4316, 4.00%, 06/01/2046	97,032,627	93,108,905
Pool SD4957, 2.00%, 03/01/2051	35,593,052	29,003,134
Pool SD5594, 5.50%, 07/01/2053	20,942,057	21,106,352
Pool SD6407, 3.00%, 01/01/2050	24,387,640	22,085,961
Pool SD7507, 3.00%, 11/01/2049	35,187,991	31,619,989
Pool SD7516, 4.00%, 05/01/2050	57,698,476	55,129,101
Pool SD7525, 2.50%, 10/01/2050	6,747,415	5,807,160
Pool SD7526, 2.50%, 10/01/2050	7,013,566	6,019,516
Pool SD7538, 2.00%, 04/01/2051	59,330,826	49,199,343
Pool SD7541, 2.00%, 05/01/2051	25,665,819	21,156,994
Pool SD7548, 2.50%, 11/01/2051	106,574,882	91,680,679
Pool SD7553, 3.00%, 03/01/2052	96,693,097	86,377,020
Pool SD7555, 3.00%, 08/01/2052	73,363,958	65,568,823
Pool SD8316, 5.50%, 04/01/2053	126,590,506	127,641,645
Pool SD8331, 5.50%, 06/01/2053	33,082,792	33,349,916
Pool SD8372, 5.50%, 11/01/2053	47,580,083	47,920,643
Pool SF5020, 3.50%, 01/01/2047	19,006,533	17,858,594
Pool SI2074, 2.00%, 09/01/2050	43,481,145	35,439,971
Pool SI2076, 2.00%, 09/01/2050	28,230,292	22,997,667
Pool SI2077, 2.00%, 09/01/2050	14,153,866	11,539,259
Pool SL3351, 3.50%, 11/01/2047	19,059,412	17,834,031
Pool Z40130, 3.00%, 01/01/2046	31,855,490	29,328,657
Pool ZA2494, 3.50%, 02/01/2038	21,925,680	21,070,063
Pool ZL3014, 3.50%, 04/01/2042	8,249,585	7,746,957
Pool ZL3549, 3.50%, 08/01/2042	19,111,269	18,017,543
Pool ZL3711, 3.50%, 09/01/2042	28,729,617	27,103,278
Pool ZL4646, 3.00%, 01/01/2043	10,320,845	9,451,776
Pool ZM8767, 4.50%, 10/01/2048	6,390,311	6,266,509
Pool ZS4693, 3.00%, 12/01/2046	21,756,617	19,601,308
Pool ZS4703, 3.00%, 02/01/2047	10,209,059	9,195,026
Pool ZS4724, 4.50%, 06/01/2047	55,257,152	53,991,225
Pool ZS4732, 4.50%, 08/01/2047	14,370,279	14,140,885
Pool ZS7942, 3.00%, 02/01/2033	14,062,007	13,659,087
Pool ZS8577, 2.50%, 08/01/2030	41,388,557	40,111,326
Pool ZT0531, 3.50%, 04/01/2047	35,554,595	33,354,397
Pool ZT1257, 3.00%, 01/01/2046	40,396,333	37,146,857
Pool ZT2262, 3.00%, 06/01/2048	29,807,764	26,333,636
Pool ZT2407, 3.50%, 03/01/2043	27,867,795	26,322,773
Federal National Mortgage Association
Pool 254903, 5.00%, 10/01/2033	4,144,895	4,188,360
Pool 254949, 5.00%, 11/01/2033	10,892	11,007
Pool 257203, 5.00%, 05/01/2028	15,687	15,755
Pool 555285, 6.00%, 03/01/2033	9,185	9,444
Pool 725025, 4.50%, 10/01/2033	3,265,560	3,234,738
Pool 725425, 5.50%, 04/01/2034	1,415,392	1,443,454
Pool 725773, 5.50%, 09/01/2034	56,894	58,062
Pool 735060, 6.00%, 11/01/2034	30,461	31,519
Pool 735228, 5.50%, 02/01/2035	132,927	135,803
Pool 735676, 5.00%, 07/01/2035	1,114,606	1,123,121
Pool 735925, 5.00%, 10/01/2035	577,953	583,018
Pool 745275, 5.00%, 02/01/2036	819,673	827,362
Pool 745946, 5.50%, 11/01/2036	58,256	60,118
Pool 890355, 3.50%, 09/01/2041	5,053,943	4,794,006
Pool AB0524, 4.00%, 04/01/2039	2,801,320	2,736,230
Pool AB1614, 4.00%, 10/01/2040	9,055,810	8,751,949
Pool AB3745, 4.00%, 10/01/2041	1,778,925	1,718,111
Pool AB6496, 3.00%, 10/01/2042	7,664,014	7,022,372
Pool AB8612, 3.00%, 03/01/2043	11,681,582	10,688,850
Pool AC5442, 4.50%, 11/01/2039	48,315	47,815
Pool AD0249, 5.50%, 04/01/2037	335,250	341,519
Pool AD8522, 4.00%, 08/01/2040	369,754	357,576
Pool AE0828, 3.50%, 02/01/2041	3,592,595	3,409,311
Pool AH0936, 3.50%, 12/01/2040	2,086,197	1,980,521
Pool AI7784, 4.50%, 07/01/2041	2,137,212	2,115,109
Pool AJ1407, 4.00%, 09/01/2041	481,658	465,191
Pool AJ7689, 4.00%, 12/01/2041	2,177,440	2,103,000
Pool AK2400, 4.00%, 02/01/2042	11,743,729	11,339,772
Pool AL0160, 4.50%, 05/01/2041	1,952,293	1,928,430
Pool AL3069, 3.00%, 02/01/2043	10,982,265	10,062,815
Pool AL5097, 4.50%, 09/01/2043	3,194,701	3,145,922
Pool AL6340, 5.00%, 06/01/2039	2,690,903	2,712,780
Pool AL7521, 5.00%, 06/01/2039	3,646,122	3,672,194
Pool AL7822, 4.00%, 07/01/2043	8,523,116	8,229,538
Pool AL7954, 5.00%, 07/01/2041	3,048,744	3,067,794
Pool AL8819, 3.50%, 10/01/2043	16,309,928	15,352,684
Pool AL9043, 3.50%, 09/01/2046	3,398,839	3,191,343
Pool AL9555, 4.00%, 02/01/2045	4,962,333	4,792,717
Pool AL9633, 3.00%, 11/01/2043	8,601,732	7,881,706
Pool AL9764, 4.50%, 02/01/2046	8,543,943	8,455,605
Pool AO2970, 3.00%, 05/01/2042	2,134,265	1,955,592
Pool AO8044, 3.50%, 07/01/2042	30,899,141	29,217,084
Pool AP0489, 3.50%, 08/01/2042	2,331,707	2,204,770
Pool AR9195, 3.00%, 03/01/2043	2,395,625	2,194,659
Pool AS0303, 3.00%, 08/01/2043	1,685,052	1,541,323
Pool AS4257, 4.00%, 01/01/2045	1,844,865	1,776,791
Pool AS5831, 4.00%, 09/01/2045	1,437,310	1,383,387
Pool AS6013, 4.00%, 10/01/2045	1,812,925	1,743,787
Pool AS6227, 4.00%, 11/01/2045	6,950,709	6,644,091
Pool AS7150, 3.00%, 05/01/2046	5,267,290	4,768,147
Pool AS7244, 3.50%, 05/01/2046	8,970,319	8,406,935
Pool AS7540, 3.00%, 07/01/2046	12,406,009	11,189,787
Pool AS8073, 2.50%, 10/01/2046	10,367,550	8,926,309
Pool AS8470, 3.00%, 12/01/2046	10,719,777	9,702,111
Pool AS9917, 4.00%, 07/01/2047	28,186,324	27,088,990
Pool AT2721, 3.00%, 05/01/2043	11,793,202	10,802,023
Pool AT2725, 3.00%, 05/01/2043	5,823,859	5,331,643
Pool AT5900, 3.00%, 06/01/2043	2,408,883	2,204,919
Pool AU1628, 3.00%, 07/01/2043	1,017,550	931,553
Pool AU8844, 4.00%, 11/01/2043	3,213,129	3,101,221
Pool AW8165, 4.00%, 01/01/2042	2,759,736	2,665,405
Pool AX5316, 4.50%, 01/01/2042	3,313,621	3,279,358
Pool AY3374, 3.50%, 04/01/2045	8,149,541	7,652,456
Pool AZ7903, 4.00%, 06/01/2041	3,705,999	3,579,345
Pool AZ9565, 3.50%, 12/01/2045	9,104,692	8,549,280
Pool BC1445, 3.00%, 07/01/2046	3,730,290	3,374,587
Pool BE5069, 3.00%, 11/01/2046	7,908,644	7,176,802
Pool BF0212, 4.50%, 02/01/2041	14,755,843	14,687,957
Pool BF0231, 3.00%, 04/01/2042	17,766,481	16,940,487
Pool BF0241, 3.50%, 05/01/2052	35,317,401	32,747,704
Pool BF0345, 3.00%, 10/01/2043	33,672,254	31,109,019
Pool BF0386, 3.00%, 02/01/2049	9,169,645	8,243,259
Pool BF0414, 3.00%, 11/01/2059	36,366,061	31,603,234
Pool BF0500, 3.00%, 12/01/2054	75,924,871	67,305,366
Pool BF0546, 2.50%, 07/01/2061	7,805,483	6,418,353
Pool BF0617, 2.50%, 03/01/2062	37,906,203	31,169,590
Pool BF0656, 4.00%, 06/01/2062	64,597,684	60,200,004
Pool BH2594, 3.50%, 08/01/2047	3,846,682	3,591,334
Pool BH4101, 3.50%, 10/01/2047	3,749,754	3,498,512
Pool BH7071, 4.50%, 12/01/2047	1,802,275	1,762,853
Pool BH9277, 3.50%, 02/01/2048	18,274,174	17,019,657
Pool BM1031, 3.00%, 09/01/2043	29,643,348	27,152,600
Pool BM1066, 4.00%, 02/01/2047	1,843,815	1,772,728
Pool BM1428, 3.50%, 09/01/2043	14,184,516	13,346,091
Pool BM1753, 4.00%, 05/01/2037	9,764,825	9,581,557
Pool BM2003, 4.00%, 10/01/2047	9,390,982	8,999,822
Pool BM2005, 4.00%, 12/01/2047	11,580,758	11,091,269
Pool BM2007, 4.00%, 09/01/2048	2,496,742	2,391,191
Pool BM3108, 4.50%, 08/01/2046	6,444,636	6,358,067
Pool BM3286, 4.50%, 11/01/2047	3,169,721	3,138,533
Pool BM3972, 2.50%, 04/01/2038	16,029,585	14,936,487
Pool BM3974, 4.00%, 05/01/2038	6,104,741	6,007,567
Pool BM4148, 4.00%, 07/01/2048	9,663,806	9,299,266
Pool BM4746, 3.50%, 02/01/2044	27,868,570	26,273,428
Pool BM4973, 3.50%, 05/01/2043	12,249,902	11,563,958
Pool BM5136, 4.00%, 06/01/2046	33,890,923	32,512,761
Pool BM5460, 3.50%, 01/01/2035	12,707,239	12,435,701
Pool BM5478, 4.50%, 01/01/2049	6,362,740	6,261,221
Pool BM5538, 5.00%, 11/01/2048	11,478,065	11,543,799
Pool BM5628, 4.50%, 11/01/2048	9,194,735	9,044,234
Pool BM5784, 3.50%, 05/01/2047	753,868	705,426
Pool BM5787, 4.00%, 08/01/2047	14,010,187	13,468,245
Pool BM5803, 4.50%, 04/01/2039	7,375,120	7,377,173
Pool BM5900, 3.00%, 11/01/2046	15,754,343	14,424,004
Pool BM6825, 3.50%, 06/01/2045	8,095,560	7,606,672
Pool BM7089, 3.00%, 02/01/2052	67,727,137	59,831,399
Pool BQ3361, 2.00%, 09/01/2050	35,229,205	28,739,925
Pool BQ9497, 3.00%, 11/01/2050	4,537,738	4,074,853
Pool BT6883, 2.00%, 09/01/2051	10,287,210	8,470,316
Pool BV1743, 6.00%, 06/01/2055	46,210,966	47,687,755
Pool CA1009, 4.00%, 01/01/2048	38,709,794	37,073,332
Pool CA4447, 2.50%, 11/01/2034	9,081,567	8,607,959
Pool CA4509, 2.50%, 11/01/2034	7,500,530	7,102,521
Pool CA5146, 3.00%, 02/01/2050	56,599,081	50,814,921
Pool CA5964, 2.00%, 06/01/2040	30,639,924	27,211,271
Pool CA6256, 2.50%, 07/01/2050	79,967,836	68,614,267
Pool CA6307, 2.50%, 07/01/2050	27,631,491	23,495,573
Pool CA6308, 3.00%, 07/01/2050	39,879,570	36,063,534
Pool CA7604, 3.00%, 11/01/2050	51,308,969	46,371,927
Pool CA8230, 2.50%, 12/01/2050	62,765,792	53,872,486
Pool CB1806, 2.50%, 10/01/2051	30,769,877	26,464,481
Pool CB2162, 3.00%, 11/01/2051	85,765,112	76,528,590
Pool CB2345, 2.00%, 12/01/2051	20,356,959	16,784,472
Pool CB4135, 5.00%, 07/01/2052	87,585,552	87,061,546
Pool CB4140, 5.00%, 07/01/2052	55,589,680	55,180,662
Pool CB5025, 5.50%, 11/01/2052	37,800,143	38,571,431
Pool CB7443, 6.00%, 11/01/2053	43,950,033	45,124,089
Pool CB9813, 6.00%, 01/01/2055	36,217,867	37,419,089
Pool CB9991, 6.00%, 02/01/2055	65,280,651	67,600,512
Pool FA0109, 3.50%, 10/01/2051	115,139,828	107,180,812
Pool FA0188, 1.50%, 08/01/2037	45,848,720	41,371,431
Pool FA0410, 5.50%, 01/01/2055	22,216,717	22,611,743
Pool FA0581, 3.00%, 12/01/2047	10,944,298	10,023,270
Pool FA0872, 6.00%, 10/01/2054	46,866,301	48,505,473
Pool FA0958, 3.50%, 02/01/2050	23,026,771	21,625,664
Pool FA1022, 2.50%, 02/01/2052	75,242,808	64,750,531
Pool FA1511, 3.00%, 08/01/2050	17,664,007	15,954,781
Pool FA1599, 5.50%, 05/01/2055	23,085,975	23,454,148
Pool FA1990, 6.00%, 04/01/2055	74,636,562	77,404,211
Pool FA2313, 6.00%, 07/01/2055	27,228,976	28,296,699
Pool FA2361, 3.50%, 08/01/2050	38,947,242	36,406,796
Pool FA3375, 6.00%, 04/01/2055	22,573,557	23,342,656
Pool FA4679, 2.00%, 02/01/2051	27,442,197	22,372,967
Pool FM2568, 3.00%, 05/01/2038	8,557,201	8,152,766
Pool FM2743, 3.00%, 02/01/2034	13,646,269	13,258,140
Pool FM2971, 4.00%, 08/01/2045	25,046,096	24,254,595
Pool FM3117, 3.00%, 05/01/2050	29,790,384	26,803,573
Pool FM3160, 4.50%, 02/01/2049	6,547,105	6,405,019
Pool FM3946, 4.00%, 01/01/2049	2,332,811	2,234,155
Pool FM4481, 1.50%, 10/01/2035	21,428,707	19,403,253
Pool FM4561, 2.50%, 10/01/2050	32,873,658	28,200,720
Pool FM4875, 2.50%, 11/01/2050	5,134,204	4,422,146
Pool FM4908, 2.50%, 11/01/2050	43,135,619	36,999,083
Pool FM5024, 2.50%, 12/01/2050	42,840,912	36,636,577
Pool FM5262, 3.50%, 10/01/2040	7,458,382	7,109,112
Pool FM5368, 1.50%, 12/01/2035	40,463,113	36,638,161
Pool FM6058, 3.50%, 02/01/2037	3,494,162	3,396,337
Pool FM6422, 1.50%, 03/01/2036	1,940,272	1,756,849
Pool FM6990, 3.00%, 08/01/2040	20,615,279	19,219,541
Pool FM7064, 2.50%, 01/01/2051	26,832,058	23,024,716
Pool FM7381, 2.50%, 05/01/2051	29,420,900	25,304,700
Pool FM7466, 2.50%, 05/01/2051	61,779,703	53,247,111
Pool FM7830, 2.50%, 04/01/2051	15,041,923	12,907,115
Pool FM7911, 2.50%, 06/01/2051	20,548,355	17,749,274
Pool FM7962, 2.50%, 07/01/2051	54,713,403	47,260,717
Pool FM8018, 2.00%, 07/01/2051	26,906,406	21,819,501
Pool FM8150, 2.00%, 07/01/2051	35,901,986	29,603,634
Pool FM8215, 2.50%, 03/01/2051	15,926,101	13,664,857
Pool FM8318, 2.50%, 07/01/2051	18,430,372	15,722,551
Pool FM8322, 2.00%, 08/01/2051	12,645,377	10,415,324
Pool FM8644, 4.00%, 06/01/2039	5,241,671	5,176,894
Pool FM8804, 2.50%, 09/01/2051	101,400,791	87,004,594
Pool FM9243, 3.00%, 10/01/2051	49,293,204	43,661,724
Pool FM9284, 2.50%, 11/01/2051	23,304,875	20,015,527
Pool FM9495, 2.00%, 11/01/2051	46,964,031	38,619,202
Pool FM9599, 2.50%, 11/01/2051	26,315,769	22,860,794
Pool FM9671, 2.00%, 12/01/2051	86,016,685	70,595,845
Pool FM9700, 2.00%, 12/01/2051	29,496,461	24,275,276
Pool FM9781, 2.50%, 12/01/2051	14,038,282	12,040,010
Pool FM9877, 2.50%, 12/01/2051	104,230,327	89,672,028
Pool FP0057, 4.00%, 08/01/2050	20,435,336	19,773,374
Pool FS0192, 2.50%, 01/01/2052	35,983,240	30,902,316
Pool FS0216, 2.00%, 01/01/2037	21,048,504	19,462,203
Pool FS0493, 3.00%, 02/01/2052	20,151,236	17,930,510
Pool FS0585, 3.00%, 02/01/2052	25,006,628	22,308,078
Pool FS0739, 3.50%, 02/01/2052	23,534,597	21,750,730
Pool FS1009, 2.00%, 02/01/2042	31,043,330	27,179,205
Pool FS1115, 2.50%, 05/01/2051	50,570,700	43,795,488
Pool FS1226, 4.00%, 05/01/2049	5,567,145	5,331,577
Pool FS1974, 1.50%, 02/01/2036	28,637,724	25,930,052
Pool FS2488, 2.50%, 10/01/2034	27,847,116	26,360,022
Pool FS2648, 3.00%, 10/01/2049	16,579,046	15,192,262
Pool FS2917, 3.00%, 11/01/2033	19,935,448	19,388,064
Pool FS2918, 3.00%, 09/01/2033	16,010,551	15,523,393
Pool FS4603, 2.00%, 05/01/2042	75,030,902	66,276,374
Pool FS4654, 2.00%, 07/01/2051	67,723,879	55,156,677
Pool FS4973, 3.50%, 06/01/2032	34,932,000	34,188,517
Pool FS5120, 6.00%, 07/01/2053	8,573,701	8,917,583
Pool FS5577, 6.00%, 08/01/2053	24,789,933	25,670,130
Pool FS5760, 3.50%, 11/01/2048	43,110,779	40,478,766
Pool FS5788, 6.50%, 09/01/2053	19,703,432	20,724,479
Pool FS5799, 2.50%, 09/01/2050	25,832,525	21,920,088
Pool FS5815, 3.00%, 04/01/2048	68,618,473	62,811,502
Pool FS5816, 3.50%, 07/01/2047	29,769,717	28,082,648
Pool FS7830, 2.50%, 11/01/2047	28,014,495	24,338,047
Pool FS8498, 6.00%, 08/01/2054	33,950,795	35,087,019
Pool FS8579, 2.00%, 08/01/2042	81,823,636	71,379,507
Pool FS8752, 6.00%, 08/01/2054	42,347,266	43,945,924
Pool FS8915, 2.00%, 08/01/2042	45,891,131	40,042,464
Pool FS8954, 2.00%, 01/01/2042	100,630,131	87,994,191
Pool FS9401, 6.00%, 10/01/2054	13,067,353	13,509,272
Pool FS9402, 6.00%, 10/01/2054	122,756,940	127,104,265
Pool FS9404, 6.00%, 10/01/2054	40,316,386	41,756,824
Pool MA0140, 4.50%, 08/01/2029	153,702	153,827
Pool MA0171, 4.50%, 09/01/2029	170,779	170,918
Pool MA0583, 4.00%, 12/01/2040	2,282,586	2,204,577
Pool MA0949, 3.50%, 01/01/2032	8,516,933	8,354,490
Pool MA1200, 3.00%, 10/01/2032	471,788	455,121
Pool MA1275, 3.00%, 12/01/2032	1,513,252	1,458,466
Pool MA1608, 3.50%, 10/01/2033	5,039,617	4,920,819
Pool MA1764, 4.00%, 01/01/2034	1,658,930	1,638,541
Pool MA1922, 4.00%, 06/01/2034	2,208,592	2,186,128
Pool MA1960, 4.00%, 07/01/2034	21,794,337	21,497,444
Pool MA2019, 4.00%, 09/01/2034	2,527,581	2,492,011
Pool MA2287, 3.00%, 06/01/2035	3,378,749	3,219,679
Pool MA2608, 3.00%, 05/01/2046	1,570,177	1,419,096
Pool MA2804, 3.00%, 11/01/2036	10,622,743	10,070,011
Pool MA2841, 2.50%, 12/01/2036	5,843,502	5,441,792
Pool MA3183, 4.00%, 11/01/2047	7,228,524	6,922,935
Pool MA3281, 4.00%, 02/01/2038	7,659,726	7,523,308
Pool MA3305, 3.50%, 03/01/2048	16,663,324	15,470,981
Pool MA3333, 4.00%, 04/01/2048	24,870,035	23,653,953
Pool MA3468, 4.50%, 09/01/2048	6,947,560	6,819,829
Pool MA4047, 2.00%, 06/01/2050	106,578,031	86,889,603
Pool MA4119, 2.00%, 09/01/2050	36,568,635	29,745,338
Pool MA4159, 2.50%, 10/01/2050	55,825,717	47,440,624
Pool MA4175, 1.50%, 11/01/2040	27,853,308	23,715,316
Pool MA4182, 2.00%, 11/01/2050	190,802,187	155,396,741
Pool MA4208, 2.00%, 12/01/2050	54,364,198	44,264,946
Pool MA4501, 2.00%, 12/01/2041	100,991,266	87,774,638
Pool MA4540, 2.00%, 02/01/2042	28,343,014	24,584,706
Pool MA4570, 2.00%, 03/01/2042	55,680,111	48,255,932
Pool MA4842, 5.50%, 12/01/2052	115,594,507	116,742,661
Pool MA4869, 5.50%, 01/01/2053	9,449,163	9,532,433
Pool MA4941, 5.50%, 03/01/2053	14,237,594	14,360,164
Pool MA5039, 5.50%, 06/01/2053	14,625,619	14,747,063
Freddie Mac Seasoned Credit Risk Transfer Trust
Series 2019-4, Class MA, 3.00%, 02/25/2059 (Callable 10/25/2045)	23,595,547	22,224,190
Series 2020-2, Class MT, 2.00%, 11/25/2059 (Callable 02/25/2047)	36,946,316	29,680,612
Series 2020-3, Class MT, 2.00%, 05/25/2060 (Callable 07/25/2047)	22,392,610	18,057,083
Series 2021-3, Class MTU, 2.50%, 03/25/2061 (Callable 03/25/2043)	56,885,576	46,858,100
Series 2022-1, Class MTU, 3.25%, 11/25/2061 (Callable 11/25/2053)	45,413,777	39,550,568
Ginnie Mae II Pool
Pool 784551, 3.00%, 11/20/2046	15,655,130	14,173,342
Pool 785025, 3.50%, 02/20/2050	48,606,587	45,032,759
Pool 785433, 2.50%, 04/20/2051	51,673,328	44,485,930
Pool 785447, 2.50%, 03/20/2051	38,482,221	33,082,061
Pool 785531, 2.50%, 06/20/2051	26,782,486	23,057,095
Pool 785558, 2.50%, 07/20/2051	88,049,294	76,217,420
Pool 785575, 2.50%, 08/20/2051	74,995,970	63,845,290
Pool 785615, 2.50%, 08/20/2051	28,750,222	24,862,496
Pool 786333, 4.00%, 04/20/2052	19,641,497	18,434,274
Pool 786809, 5.50%, 06/20/2053	37,526,995	38,135,449
Pool 786812, 5.50%, 07/20/2053	15,119,670	15,443,241
Pool 786904, 6.00%, 08/20/2053	21,047,805	21,724,016
Pool 787026, 6.00%, 10/20/2053	25,011,130	25,701,731
Pool 787253, 6.00%, 02/20/2054	63,071,997	65,127,341
Pool 787304, 6.00%, 03/20/2054	78,402,851	81,195,593
Pool 787312, 2.50%, 03/20/2052	107,678,884	93,234,688
Pool 787313, 2.50%, 09/20/2051	77,302,121	66,120,848
Pool 787387, 5.50%, 04/20/2054	30,168,971	30,531,168
Pool MA0022, 3.50%, 04/20/2042	51,027,404	48,365,341
Pool MA0154, 3.50%, 06/20/2042	21,989,703	20,842,416
Pool MA0220, 3.50%, 07/20/2042	32,833,448	31,120,359
Pool MA0318, 3.50%, 08/20/2042	14,680,095	13,914,138
Pool MA1157, 3.50%, 07/20/2043	15,388,801	14,583,311
Pool MA1225, 4.00%, 08/20/2043	22,075,072	21,225,259
Pool MA1286, 4.00%, 09/20/2043	31,190,825	29,986,787
Pool MA1376, 4.00%, 10/20/2043	3,343,972	3,214,540
Pool MA1449, 4.00%, 11/20/2043	30,636,495	29,450,675
Pool MA1677, 3.50%, 02/20/2044	23,345,489	22,095,527
Pool MA2224, 4.00%, 09/20/2044	13,060,999	12,543,405
Pool MA2522, 4.00%, 01/20/2045	2,831,852	2,719,079
Pool MA3375, 3.00%, 01/20/2046	17,689,603	16,044,758
Pool MA3597, 3.50%, 04/20/2046	20,493,154	19,290,292
Pool MA3663, 3.50%, 05/20/2046	12,758,849	11,949,440
Pool MA3736, 3.50%, 06/20/2046	21,372,165	20,016,179
Pool MA4385, 5.00%, 04/20/2047	546,384	554,269
Pool MA4509, 3.00%, 06/20/2047	9,236,364	8,365,264
Pool MA4721, 4.50%, 09/20/2047	2,716,858	2,686,255
Pool MA4963, 4.00%, 01/20/2048	3,785,405	3,614,291
Pool MA5765, 5.00%, 02/20/2049	27,228,805	27,448,991
Pool MA7990, 4.00%, 04/20/2052	14,381,399	13,593,814
Pool MA8571, 6.00%, 01/20/2053	19,343,282	19,817,101
Government National Mortgage Association (GNMA)
Pool 3474, 6.00%, 11/20/2033	10,568	10,924
Pool 4747, 5.00%, 07/20/2040	488,306	497,594
Pool 5202, 3.50%, 10/20/2041	2,297,449	2,177,601
Pool 778793, 3.50%, 01/15/2042	3,988,768	3,761,658
Pool AL9364, 3.50%, 03/20/2045	4,550,306	4,196,157
Pool MA0155, 4.00%, 06/20/2042	2,603,377	2,503,194
Pool MA0392, 3.50%, 09/20/2042	68,215,607	64,656,258
Pool MA0699, 3.50%, 01/20/2043	20,474,837	19,405,910
Pool MA2753, 3.00%, 04/20/2045	5,299,338	4,814,443
Pool MA2754, 3.50%, 04/20/2045	6,621,472	6,237,917
Pool MA3035, 4.00%, 08/20/2045	2,290,694	2,188,964
Pool MA3378, 4.50%, 01/20/2046	3,848,774	3,803,650
Pool MA3598, 4.00%, 04/20/2046	2,558,039	2,450,053
Pool MA3664, 4.00%, 05/20/2046	6,122,067	5,863,279
Pool MA3873, 3.00%, 08/20/2046	51,210,970	46,424,871
Pool MA4512, 4.50%, 06/20/2047	8,766,698	8,657,125
Pool MA4588, 4.50%, 07/20/2047	2,089,644	2,062,236
TOTAL AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $10,504,267,934)		10,032,216,804

NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 4.8%	Par	Value
Arroyo Mortgage Trust
Series 2019-3, Class A1, 2.96%, 10/25/2048 (Callable 04/25/2026) (a)(f)	4,945,754	4,738,886
Series 2020-1, Class A1A, 1.66%, 03/25/2055 (Callable 04/25/2026) (a)	2,832,411	2,759,956
Bayview Financial Acquisition Trust, Series 2007-B, Class 1A2, 7.33%, 08/28/2047 (Callable 04/28/2026) (e)	588,982	518,078
Bear Stearns Asset Backed Securities Trust, Series 2004-AC2, Class 2A, 5.00%, 05/25/2034 (Callable 04/25/2026)	103,621	84,811
BRAVO Residential Funding Trust, Series 2023-RPL1, Class A1, 5.00%, 05/25/2063 (Callable 11/25/2044) (a)(f)	67,351,251	66,850,346
Chase Mortgage Finance Corp.
Series 2023-RPL1, Class A1, 3.50%, 06/25/2062 (Callable 12/25/2046) (a)(f)	98,583,272	90,695,575
Series 2023-RPL2, Class A1, 3.25%, 03/25/2063 (Callable 10/25/2051) (a)(f)	53,964,083	48,415,874
Series 2023-RPL3, Class A1, 3.25%, 09/25/2063 (Callable 10/25/2051) (a)(f)	111,425,638	99,725,322
Series 2024-RPL1, Class A1A, 3.25%, 03/25/2064 (Callable 05/25/2049) (a)(f)	58,356,113	51,524,445
Series 2024-RPL3, Class A1A, 3.25%, 09/25/2064 (Callable 09/25/2049) (a)(f)	52,455,105	46,550,055
CIM Trust
Series 2022-R2, Class A1, 3.75%, 12/25/2061 (Callable 05/25/2027) (a)(f)	39,099,325	36,925,176
Series 2022-R3, Class A1, 4.50%, 03/25/2062 (Callable 09/25/2027) (a)(f)	40,638,836	39,712,002
Series 2023-R2, Class A1, 5.50%, 08/25/2064 (Callable 03/25/2028) (a)(f)	66,160,745	66,303,732
Citigroup Mortgage Loan Trust, Inc., Series 2005-9, Class 2A2, 5.50%, 11/25/2035 (Callable 04/25/2026)	5,613	3,934
Countrywide Alternative Loan Trust, Series 2006-28CB, Class A17, 6.00%, 10/25/2036 (Callable 04/25/2026)	385,984	170,885
Countrywide Asset-Backed Certificates
Series 2004-S1, Class A3, 5.12%, 02/25/2035 (Callable 04/25/2026) (e)	33,758	33,645
Series 2005-10, Class AF6, 4.11%, 02/25/2036 (Callable 04/25/2026) (f)	532	529
Series 2005-17, Class 1AF5, 5.56%, 05/25/2036 (Callable 04/25/2026) (f)	26,239	24,874
Credit Suisse Management LLC, Series 2003-AR26, Class 8A1, 5.71%, 11/25/2033 (Callable 04/25/2026) (f)	1,656,835	1,612,425
FirstKey Homes Trust
Series 2021-SFR1, Class A, 1.54%, 08/17/2038 (a)	55,403,096	54,792,892
Series 2021-SFR2, Class A, 1.38%, 09/17/2038 (a)	42,388,191	41,786,554
Series 2022-SFR1, Class A, 4.15%, 05/19/2039 (a)	116,750,659	116,249,028
Series 2022-SFR2, Class A, 4.25%, 07/17/2039 (a)	6,210,931	6,181,157
Series 2022-SFR3, Class A, 4.25%, 07/17/2038 (a)	54,288,001	54,147,026
Home Partners of America Trust, Series 2021-2, Class A, 1.90%, 12/17/2026 (a)	76,128,851	74,702,333
Impac CMB Trust, Series 2004-4, Class 2A2, 5.38%, 09/25/2034 (Callable 04/25/2026) (e)	29,840	34,285
Imperial Fund Mortgage Trust, Series 2022-NQM3, Class A1, 4.38%, 05/25/2067 (Callable 04/25/2026) (a)(e)	4,789,537	4,773,303
JP Morgan Mortgage Trust
Series 2007-A1, Class 5A2, 5.82%, 07/25/2035 (Callable 10/25/2028) (f)	358,827	358,528
Series 2007-A1, Class 5A5, 5.82%, 07/25/2035 (Callable 10/25/2028) (f)	543,323	544,180
METLIFE SECURITIZATION TRUST, Series 2019-1A, Class A1A, 3.75%, 04/25/2058 (Callable 07/25/2041) (a)(f)	1,922,188	1,899,767
Mill City Mortgage Trust, Series 2021-NMR1, Class A1, 1.13%, 11/25/2060 (Callable 01/25/2034) (a)(f)	6,212,035	6,000,529
MLCC Mortgage Investors, Inc., Series 2004-F, Class A1A, 4.86%, 12/25/2029 (Callable 04/25/2026) (f)	872,511	830,317
Morgan Stanley Mortgage Loan Trust, Series 2004-7AR, Class 2A1, 5.27%, 09/25/2034 (Callable 03/25/2027) (f)	384,461	381,180
New Residential Mortgage Loan Trust
Series 2017-2A, Class A3, 4.00%, 03/25/2057 (Callable 06/25/2031) (a)(f)	3,033,209	2,939,935
Series 2017-3A, Class A1, 4.00%, 04/25/2057 (Callable 07/25/2033) (a)(f)	4,317,789	4,171,623
Series 2017-4A, Class A1, 4.00%, 05/25/2057 (Callable 08/25/2031) (a)(f)	6,400,690	6,171,604
Series 2018-1A, Class A1A, 4.00%, 12/25/2057 (Callable 01/25/2034) (a)(f)	8,233,976	8,029,975
Onslow Bay Mortgage Loan Trust
Series 2022-NQM2, Class A1, 4.00%, 01/25/2062 (Callable 04/25/2026) (a)(f)	65,911,338	63,261,946
Series 2024-HYB1, Class A1, 3.62%, 03/25/2053 (Callable 06/25/2042) (a)(f)	27,576,704	27,601,082
Series 2024-HYB2, Class A1, 3.70%, 04/25/2053 (Callable 03/25/2045) (a)(f)	31,846,120	31,697,675
Series 2025-NQM15, Class A1, 5.14%, 07/27/2065 (Callable 07/25/2028) (a)(e)	34,082,092	34,032,601
Series 2025-NQM18, Class A1, 5.06%, 09/25/2065 (Callable 02/25/2028) (a)(f)	139,243,801	138,795,074
Series 2025-NQM20, Class A1, 5.02%, 10/25/2065 (Callable 10/25/2028) (a)(f)	60,079,055	59,853,434
Series 2025-NQM23, Class A1, 4.87%, 10/25/2065 (Callable 12/25/2028) (a)(f)	59,674,655	59,275,671
Series 2026-NQM3, Class A1, 4.65%, 01/25/2066 (Callable 02/25/2029) (a)(f)	8,328,550	8,246,762
Progress Residential Trust
Series 2021-SFR8, Class A, 1.51%, 10/17/2038 (a)	71,941,685	70,857,754
Series 2023-SFR2, Class A, 4.50%, 10/17/2040 (a)	15,309,675	15,163,449
Series 2024-SFR1, Class A, 3.35%, 02/17/2041 (a)	5,685,679	5,476,168
Series 2025-SFR5, Class A, 3.85%, 10/17/2042 (a)	26,123,002	24,993,018
Renaissance NIM Trust, Series 2007-1, Class AF3, 5.61%, 04/25/2037 (Callable 05/25/2030) (e)	2,482,525	597,566
Rithm Capital Corp.
Series 2020-1A, Class A1B, 3.50%, 10/25/2059 (Callable 11/25/2038) (a)(f)	6,843,460	6,408,239
Series 2022-NQM2, Class A1, 3.85%, 03/27/2062 (Callable 04/25/2026) (a)(f)	27,236,594	25,699,900
Series 2024-NQM2, Class A1, 5.12%, 09/25/2064 (Callable 08/25/2030) (a)(f)	38,623,874	38,491,456
Starwood Mortgage Residential Trust
Series 2021-4, Class A1, 1.16%, 08/25/2056 (Callable 04/25/2026) (a)(f)	21,411,605	19,138,240
Series 2022-4, Class A1, 5.19%, 05/25/2067 (Callable 04/25/2026) (a)(e)	36,369,980	36,264,921
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12, Class 3A1, 4.75%, 09/25/2034 (Callable 04/25/2026) (f)	72,556	71,965
Thornburg Mortgage Securities Trust, Series 2003-5, Class 3A, 4.77%, 10/25/2043 (Callable 04/25/2026) (f)	1,872,322	1,776,920
Towd Point Mortgage Trust
Series 2017-6, Class A1, 2.75%, 10/25/2057 (Callable 12/25/2030) (a)(f)	4,329,916	4,276,363
Series 2018-4, Class A1, 3.00%, 06/25/2058 (Callable 07/25/2039) (a)(f)	9,228,601	8,730,961
Series 2018-6, Class A1A, 3.75%, 03/25/2058 (Callable 03/25/2032) (a)(f)	1,022,469	1,018,082
Series 2019-1, Class A1, 3.75%, 03/25/2058 (Callable 09/25/2031) (a)(f)	14,394,336	13,953,643
Series 2019-4, Class A1, 2.90%, 10/25/2059 (Callable 03/25/2033) (a)(f)	39,564,563	38,027,551
Series 2020-2, Class A1A, 1.64%, 04/25/2060 (Callable 05/25/2031) (a)(f)	98,748,497	90,108,833
Series 2020-4, Class A1, 1.75%, 10/25/2060 (Callable 08/25/2031) (a)	45,881,804	41,816,364
Series 2022-2, Class A1, 3.75%, 07/01/2062 (Callable 07/25/2032) (a)(f)	117,822,618	110,832,662
Series 2022-3, Class A1, 3.75%, 08/01/2062 (Callable 12/25/2031) (a)(f)	114,819,596	108,355,539
Series 2023-1, Class A1, 3.75%, 01/25/2063 (Callable 01/25/2036) (a)	45,985,750	43,942,773
Series 2024-1, Class A1, 4.90%, 03/25/2064 (Callable 04/25/2031) (a)(f)	100,813,712	102,444,586
Series 2024-2, Class A1A, 4.86%, 12/25/2064 (Callable 06/25/2030) (a)(f)	132,051,169	134,098,503
Series 2024-3, Class A1A, 5.01%, 07/25/2065 (Callable 01/25/2036) (a)(f)	64,743,655	64,434,232
Series 2024-5, Class A1A, 4.61%, 10/25/2064 (Callable 10/25/2033) (a)(f)	133,261,713	132,104,375
Series 2025-1, Class A1A, 4.81%, 06/25/2065 (Callable 01/25/2035) (a)(f)	115,707,323	115,084,621
Verus Securitization Trust, Series 2026-1, Class A1, 4.86%, 01/25/2071 (Callable 01/25/2029) (a)(f)	113,408,162	112,827,716
WaMu Mortgage Pass Through Certificates
Series 2004-AR14, Class A1, 4.92%, 01/25/2035 (Callable 04/25/2026) (f)	2,157,158	2,109,371
Series 2004-CB2, Class 3A, 6.00%, 08/25/2034 (Callable 04/25/2026)	1,452,635	1,485,047
Series 2004-CB3, Class 2A, 6.50%, 10/25/2034 (Callable 04/25/2026)	709,187	731,176
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $2,745,436,639)		2,734,731,005

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.4%	Par	Value
BANK-2017
Series 2017-BNK4, Class A3, 3.36%, 05/15/2050 (Callable 04/15/2027)	30,855,622	30,574,506
Series 2017-BNK4, Class A4, 3.63%, 05/15/2050 (Callable 04/15/2027)	44,885,000	44,356,084
Series 2017-BNK7, Class A5, 3.44%, 09/15/2060 (Callable 09/15/2027)	350,000	344,596
Series 2017-BNK8, Class A4, 3.49%, 11/15/2050 (Callable 11/15/2027)	68,313,000	66,664,327
Series 2017-BNK9, Class A4, 3.54%, 11/15/2054 (Callable 12/15/2029)	97,164,483	95,624,931
BANK-2018
Series 2018-BN10, Class A5, 3.69%, 02/15/2061 (Callable 02/15/2028)	11,050,000	10,901,738
Series 2018-BN12, Class A4, 4.26%, 05/15/2061 (Callable 05/15/2028) (f)	17,442,008	17,325,272
Series 2018-BN13, Class A5, 4.22%, 08/15/2061 (Callable 08/15/2028) (f)	8,565,000	8,496,828
BANK-2019, Series 2019-BN21, Class A5, 2.85%, 10/17/2052 (Callable 10/15/2029)	39,710,000	37,423,161
BANK-2020, Series 2020-BN29, Class A4, 2.00%, 11/15/2053 (Callable 12/15/2030)	67,160,000	59,100,142
BANK-2022, Series 2022-BNK44, Class A5, 5.74%, 11/15/2055 (Callable 11/15/2032) (f)	56,200,000	58,476,493
BANK5 Trust
Series 2023-5YR3, Class A2, 6.26%, 09/15/2056 (Callable 09/15/2028)	68,791,204	70,796,481
Series 2024-5YR7, Class A3, 5.77%, 06/15/2057 (Callable 06/15/2029)	121,425,000	125,211,796
Series 2025-5YR13, Class A2, 5.03%, 01/15/2058 (Callable 02/15/2030)	38,350,000	38,716,166
Series 2025-5YR14, Class A3, 5.65%, 04/15/2058 (Callable 04/15/2030)	40,030,000	41,359,464
Series 2025-5YR17, Class A3, 5.23%, 11/15/2058 (Callable 10/15/2030)	102,281,000	104,310,930
Series 2026-5YR20, Class A2, 4.62%, 02/15/2059 (Callable 02/15/2031)	30,000,000	29,857,365
Series 2026-5YR20, Class A3, 5.10%, 02/15/2059 (Callable 02/15/2031)	30,000,000	30,434,049
BBCMS Trust
Series 2025-5C36, Class A2, 5.03%, 08/15/2058 (Callable 07/15/2030)	35,000,000	35,434,721
Series 2025-5C38, Class A2, 4.67%, 11/15/2058 (Callable 11/15/2030)	62,175,000	62,004,348
Series 2025-5C38, Class A3, 5.15%, 11/15/2058 (Callable 11/15/2030)	3,106,000	3,154,563
Series 2026-5C40, Class A2, 4.76%, 02/15/2059 (Callable 01/15/2031)	4,275,000	4,271,481
Series 2026-5C40, Class A3, 5.25%, 02/15/2059 (Callable 01/15/2031)	14,925,000	15,231,397
Benchmark Mortgage Trust
Series 2018-B6, Class A4, 4.26%, 10/10/2051 (Callable 10/10/2028)	20,140,000	19,986,652
Series 2018-B8, Class A5, 4.23%, 01/15/2052 (Callable 12/15/2028)	24,235,000	23,833,455
Series 2019-B14, Class A5, 3.05%, 12/15/2062 (Callable 11/15/2029)	28,769,000	27,171,063
Series 2020-B21, Class A5, 1.98%, 12/17/2053 (Callable 12/15/2030)	35,697,743	31,602,237
Series 2021-B24, Class A5, 2.58%, 03/15/2054 (Callable 03/15/2031)	26,400,000	23,665,971
Series 2021-B31, Class A5, 2.67%, 12/15/2054 (Callable 12/15/2031)	42,125,000	37,536,737
Series 2023-V3, Class A2, 5.90%, 07/15/2056 (Callable 07/15/2028)	36,950,000	37,822,057
Series 2024-V10, Class A2, 4.80%, 09/15/2057 (Callable 10/15/2029)	82,950,000	83,259,445
Series 2024-V11, Class A2, 5.42%, 11/15/2057 (Callable 11/15/2029)	40,368,616	41,316,673
Series 2024-V9, Class A3, 5.60%, 08/15/2057 (Callable 08/15/2029)	9,700,000	9,950,620
Series 2025-V13, Class A3, 5.22%, 02/15/2058 (Callable 02/15/2030)	68,500,000	69,592,027
Series 2025-V16, Class A2, 4.96%, 08/15/2058 (Callable 08/15/2030)	28,750,000	28,929,636
BMO Mortgage Trust
Series 2024-5C7, Class A2, 5.09%, 11/15/2057 (Callable 11/15/2029)	31,475,000	31,858,394
Series 2024-5C8, Class A3, 5.63%, 12/15/2057 (Callable 12/15/2029) (f)	7,604,000	7,823,816
Series 2025-5C13, Class A3, 5.23%, 12/15/2058 (Callable 05/15/2032)	83,825,000	85,281,870
Series 2026-5C14, Class A3, 5.21%, 03/15/2059 (Callable 03/15/2031)	113,225,000	115,133,102
Cantor Commercial Real Estate Lending LP
Series 2019-CF1, Class A5, 3.79%, 05/15/2052 (Callable 05/15/2029)	3,950,000	3,849,915
Series 2019-CF3, Class A4, 3.01%, 01/15/2053 (Callable 12/15/2029)	5,651,725	5,287,625
CCUBS Commercial Mortgage Trust, Series 2017-C1, Class A4, 3.54%, 11/15/2050 (Callable 12/15/2027) (f)	9,000,279	8,818,596
Citigroup Commercial Mortgage Trust
Series 2015-GC35, Class A4, 3.82%, 11/10/2048 (Callable 11/10/2029)	14,680,613	14,605,394
Series 2017-P7, Class A4, 3.71%, 04/14/2050 (Callable 04/14/2027)	12,275,000	12,139,646
Series 2017-P8, Class A4, 3.47%, 09/15/2050 (Callable 09/15/2027)	22,000,000	21,553,270
Series 2019-C7, Class A4, 3.10%, 12/15/2072 (Callable 12/15/2029)	23,480,000	22,222,761
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2016-CD1, Class A4, 2.72%, 08/10/2049 (Callable 08/10/2027)	49,411,454	48,695,349
Series 2017-C6, Class A5, 3.33%, 06/10/2050 (Callable 04/10/2028)	23,800,000	23,429,217
Series 2017-CD3, Class A4, 3.63%, 02/10/2050 (Callable 08/10/2027)	7,200,000	7,044,141
Series 2018-CD7, Class A4, 4.28%, 08/15/2051 (Callable 08/15/2028)	7,400,000	7,351,186
Series 2019-CD8, Class A4, 2.91%, 08/15/2057 (Callable 08/15/2029)	20,900,000	19,602,089
Commercial Mortgage Pass Through Certificates, Series 2019-GC44, Class A5, 2.95%, 08/15/2057 (Callable 11/15/2029)	10,857,000	10,249,482
Computershare Corporate Trust
Series 2016-C35, Class A4, 2.93%, 07/15/2048 (Callable 07/15/2026)	25,670,000	25,572,965
Series 2017-C42, Class A4, 3.59%, 12/15/2050 (Callable 12/15/2027)	7,315,000	7,189,785
Series 2019-C50, Class ASB, 3.64%, 05/15/2052 (Callable 05/15/2029)	13,009,785	12,881,894
Series 2019-C51, Class A4, 3.31%, 06/15/2052 (Callable 06/15/2029)	22,581,000	21,538,756
Series 2019-C52, Class A5, 2.89%, 08/15/2052 (Callable 08/15/2029)	10,000,000	9,431,080
Series 2019-C54, Class A4, 3.15%, 12/15/2052 (Callable 11/15/2029)	30,610,609	29,066,558
CSAIL Commercial Mortgage Trust
Series 2016-C7, Class A5, 3.50%, 11/15/2049 (Callable 11/15/2026)	5,000,000	4,971,033
Series 2018-CX11, Class A4, 3.77%, 04/15/2051 (Callable 04/15/2028)	6,864,186	6,807,804
Series 2018-CX11, Class A5, 4.03%, 04/15/2051 (Callable 04/15/2028) (f)	22,023,039	21,837,988
Series 2018-CX12, Class A4, 4.22%, 08/15/2051 (Callable 08/15/2028) (f)	18,608,000	18,430,000
Series 2019-C16, Class A3, 3.33%, 06/15/2052 (Callable 06/15/2029)	33,939,000	32,648,290
Series 2019-C17, Class A5, 3.02%, 09/15/2052 (Callable 09/15/2029)	16,475,000	15,586,427
Series 2020-C19, Class A3, 2.56%, 03/15/2053 (Callable 03/15/2030)	9,500,000	8,626,796
DBGS Mortgage Trust, Series 2018-C1, Class A4, 4.47%, 10/15/2051 (Callable 10/15/2028)	19,875,000	19,728,921
GS Mortgage Securities Corp. II, Series 2017-GS8, Class A4, 3.47%, 11/10/2050 (Callable 11/10/2027)	23,655,000	23,280,331
JP Morgan Chase Commercial Mortgage Securities, Series 2017-JP7, Class A5, 3.45%, 09/15/2050 (Callable 04/15/2028)	10,500,000	10,375,397
JPMDB Commercial Mortgage Securities Trust
Series 2016-C2, Class A4, 3.14%, 06/15/2049 (Callable 05/15/2026)	11,318,887	11,287,854
Series 2017-C5, Class A5, 3.69%, 03/15/2050 (Callable 08/15/2027)	24,380,000	24,056,575
Series 2017-C7, Class A5, 3.41%, 10/15/2050 (Callable 11/15/2027)	17,170,000	16,889,523
Morgan Stanley ABS Capital I, Inc., Series 2021-L7, Class A5, 2.57%, 10/15/2054 (Callable 10/15/2031)	7,295,000	6,448,204
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C30, Class A5, 2.86%, 09/15/2049 (Callable 10/15/2026)	25,444,000	25,195,583
Series 2016-C31, Class A5, 3.10%, 11/15/2049 (Callable 11/15/2026)	6,025,000	5,976,032
Series 2017-C34, Class A4, 3.54%, 11/15/2052 (Callable 10/15/2027)	41,287,079	40,754,641
Series 2025-5C1, Class A2, 4.91%, 03/15/2058 (Callable 03/15/2030)	34,075,000	34,322,933
Series 2025-5C2, Class A3, 5.11%, 11/15/2058 (Callable 11/15/2030)	2,554,000	2,587,847
Morgan Stanley Capital I, Inc.
Series 2016-UB12, Class A4, 3.60%, 12/15/2049 (Callable 11/15/2026)	8,500,000	8,430,442
Series 2018-H3, Class A5, 4.18%, 07/15/2051 (Callable 07/15/2028)	22,101,510	21,937,853
Series 2018-H4, Class A3, 4.04%, 12/15/2051 (Callable 01/15/2029)	8,829,018	8,711,854
Series 2018-H4, Class A4, 4.31%, 12/15/2051 (Callable 01/15/2029)	7,750,000	7,630,664
Series 2021-L6, Class A3, 2.20%, 06/15/2054 (Callable 07/15/2031) (f)	19,300,000	17,421,031
UBS Commercial Mortgage Trust
Series 2018-C11, Class A5, 4.24%, 06/15/2051 (Callable 07/15/2028) (f)	16,652,859	16,519,889
Series 2019-C17, Class A4, 2.92%, 10/15/2052 (Callable 10/15/2029)	71,060,966	67,091,742
Series 2019-C18, Class A4, 3.04%, 12/15/2052 (Callable 12/15/2029)	6,480,000	6,100,775
TOTAL NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $2,496,850,072)		2,459,020,732

ASSET-BACKED SECURITIES - 1.9%	Par	Value
First National Master Note Trust, Series 2024-1, Class A, 5.34%, 05/15/2030	41,875,000	42,399,078
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85%, 08/15/2035 (Callable 02/15/2028) (a)	114,364,000	115,551,567
Ford Credit Auto Receivables Six LLC, Series 2025-1, Class A, 4.86%, 08/15/2037 (Callable 02/15/2030) (a)(e)	78,350,000	79,719,879
Ford Credit Floorplan LLC, Series 2024-3, Class A1, 4.30%, 09/15/2029 (a)	75,800,000	75,886,738
General Motors Co.
Series 2023-2, Class A, 5.34%, 06/15/2030 (a)	25,000,000	25,539,710
Series 2024-4A, Class A1, 4.73%, 11/15/2029 (a)	56,274,000	56,688,475
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91%, 10/11/2035 (Callable 11/11/2027) (a)	64,950,000	66,674,773
IPFS Corp.
Series 2024-F, Class A, 4.75%, 08/15/2029 (a)	35,175,000	35,423,089
Series 2025-B, Class A, 4.85%, 02/15/2030 (a)	26,025,000	26,256,321
Navient Student Loan Trust
Series 2021-GA, Class A, 1.58%, 04/15/2070 (Callable 09/15/2030) (a)	10,041,954	9,066,937
Series 2022-A, Class A, 2.23%, 07/15/2070 (Callable 11/15/2030) (a)	15,538,238	14,108,708
Series 2022-BA, Class A, 4.16%, 10/15/2070 (Callable 02/15/2031) (a)	36,936,519	36,068,322
Series 2023-A, Class A, 5.51%, 10/15/2071 (Callable 09/15/2033) (a)	41,371,854	41,837,879
Series 2025-B, Class A, 4.72%, 09/15/2055 (Callable 12/15/2034) (a)	116,371,527	115,605,174
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36%, 04/20/2062 (Callable 01/20/2029) (a)	15,659,791	14,929,351
SBA Depositor LLC, 1.84%, 04/15/2027 (Callable 05/01/2026) (a)	32,050,000	31,279,111
SMB Private Education Loan Trust, Series 2024-D, Class A1A, 5.38%, 07/15/2053 (a)	98,421,457	99,801,139
Synchrony Bank, Series 2025-A2, Class A, 4.49%, 05/15/2031	16,525,000	16,625,212
Towd Point Asset Trust, Series 2021-SL1, Class A1, 1.05%, 11/20/2061 (a)	2,889,600	2,810,301
Towd Point Mortgage Trust
Series 2020-MH1, Class A1, 2.25%, 02/25/2060 (Callable 04/25/2026) (a)(f)	3,390,706	3,338,551
Series 2020-MH1, Class A1A, 2.18%, 02/25/2060 (Callable 04/25/2026) (a)(f)	5,319,170	5,235,865
Toyota Auto Loan Extended Note Trust, Series 2022-1A, Class A, 3.82%, 04/25/2035 (Callable 04/25/2027) (a)	25,625,000	25,523,781
Verizon Master Trust
Series 2024-5, Class A, 5.00%, 06/21/2032 (Callable 06/20/2029) (a)	56,365,000	57,474,816
Series 2024-8, Class A1A, 4.62%, 11/20/2030 (Callable 11/20/2027)	79,775,000	80,367,449
TOTAL ASSET-BACKED SECURITIES (Cost $1,070,428,614)		1,078,212,226

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.6%	Par	Value
Federal Home Loan Mortgage Corp.
Series K077, Class A2, 3.85%, 05/25/2028 (Callable 05/25/2028) (f)	41,215,000	40,954,962
Series K078, Class A2, 3.85%, 06/25/2028 (Callable 06/25/2028)	26,488,633	26,321,535
Series K080, Class A2, 3.93%, 07/25/2028 (Callable 07/25/2028) (f)	14,950,000	14,872,136
Series K082, Class A2, 3.92%, 09/25/2028 (Callable 09/25/2028) (f)	56,545,000	56,234,308
Series K083, Class A2, 4.05%, 09/25/2028 (Callable 09/25/2028) (f)	1,375,000	1,371,366
Series K-1510, Class A2, 3.72%, 01/25/2031 (Callable 01/25/2031)	39,850,000	38,876,755
Series K156, Class A3, 3.70%, 06/25/2033 (Callable 06/25/2033) (f)	11,088,000	10,542,693
Series K752, Class A2, 4.28%, 07/25/2030 (Callable 07/25/2030)	90,775,000	90,850,416
Federal National Mortgage Association
Series 2020-M47, Class A2, 1.25%, 10/25/2032 (f)	66,288,000	57,886,546
Series 2022-M10, Class A2, 1.93%, 01/25/2032 (f)	16,242,620	14,316,062
TOTAL AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $356,894,507)		352,226,779

MUNICIPAL BONDS - 0.4%	Par	Value
California Community Choice Financing Authority
5.95%, 08/01/2029	3,155,000	3,220,275
6.13%, 04/01/2030	5,000,000	5,193,410
California Qualified School Bond Joint Powers Authority, 7.16%, 03/01/2027	1,155,000	1,186,680
Colorado Housing and Finance Authority
6.50%, 11/01/2053 (Callable 05/01/2032)	24,310,000	26,046,911
6.25%, 11/01/2055 (Callable 05/01/2033)	15,300,000	16,294,737
Dallas Fort Worth International Airport
2.25%, 11/01/2031 (Callable 11/01/2030)	2,500,000	2,231,395
2.42%, 11/01/2032 (Callable 11/01/2030)	5,000,000	4,396,574
2.52%, 11/01/2033 (Callable 11/01/2030)	1,220,000	1,054,216
Idaho Housing & Finance Association, 6.50%, 01/01/2065 (Callable 07/01/2032)	14,495,000	15,573,032
Kentucky Housing Corp., 3.50%, 01/01/2040 (Callable 05/02/2026)	160,000	159,537
Maine State Housing Authority, 2.60%, 11/15/2046 (Callable 11/15/2030)	10,000,000	6,939,537
Maryland Economic Development Corp., 4.00%, 04/01/2034 (Callable 01/01/2034)	17,900,000	13,244,258
Massachusetts Educational Financing Authority
3.85%, 05/25/2033	5,353,947	5,312,346
6.07%, 07/01/2033	7,855,000	8,142,248
Minnesota Housing Finance Agency
2.73%, 08/01/2046 (Callable 05/02/2026)	1,680,985	1,440,557
3.20%, 06/01/2047 (Callable 07/01/2026)	3,450,990	3,118,640
3.00%, 10/01/2047 (Callable 01/01/2027)	4,284,844	3,847,788
New Hampshire Business Finance Authority
3.25%, 04/01/2028 (Callable 01/01/2028)	45,000,000	21,132,788
3.30%, 04/01/2032 (Callable 01/01/2032)	35,000,000	25,559,160
2.87%, 07/01/2035 (Callable 01/01/2035)	16,815,000	12,073,484
New Hampshire Health and Education Facilities Authority Act, 5.04%, 11/01/2034	7,000,000	7,003,998
New Jersey Higher Education Student Assistance Authority, 3.50%, 12/01/2039 (Callable 12/01/2028) (g)	6,445,000	6,261,274
New York State Dormitory Authority, 2.22%, 07/01/2035	15,000,000	12,584,085
North Carolina Housing Finance Agency, 6.50%, 01/01/2055 (Callable 07/01/2032)	11,390,000	11,992,559
State Public School Building Authority, 2.97%, 04/01/2027	5,550,000	5,494,237
Texas Private Activity Bond Surface Transportation Corp., 3.92%, 12/31/2049	8,800,000	7,015,075
West Contra Costa Unified School District, 6.25%, 08/01/2030	1,785,000	1,924,853
Western Michigan University Homer Stryker MD School of Medicine, 4.75%, 11/15/2028	11,275,000	11,516,011
Westvaco Corp., 7.67%, 01/15/2027 (a)	8,000,000	8,176,234
TOTAL MUNICIPAL BONDS (Cost $296,431,047)		248,135,899

OTHER GOVERNMENT RELATED SECURITIES - 0.2%	Par	Value
Electricite de France SA
5.65%, 04/22/2029 (Callable 03/22/2029) (a)	22,000,000	22,711,171
5.95%, 04/22/2034 (Callable 01/22/2034) (a)	12,000,000	12,537,151
Freeport Indonesia PT, 5.32%, 04/14/2032 (Callable 01/14/2032) (a)	15,000,000	14,912,246
NBN Co. Ltd.
2.63%, 05/05/2031 (Callable 02/05/2031) (a)	18,875,000	17,212,944
2.50%, 01/08/2032 (Callable 10/08/2031) (a)	46,650,000	41,724,867
Petroleos Mexicanos
5.95%, 01/28/2031 (Callable 10/28/2030)	558,000	533,489
6.70%, 02/16/2032 (Callable 11/16/2031)	1,020,000	998,254
6.35%, 02/12/2048	8,500,000	6,504,233
TOTAL OTHER GOVERNMENT RELATED SECURITIES (Cost $123,697,920)		117,134,355

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.6%	Shares	Value
First American Government Obligations Fund - Class U, 3.60% (h)	909,933,809	909,933,809
TOTAL MONEY MARKET FUNDS (Cost $909,933,809)		909,933,809

TOTAL INVESTMENTS - 100.5% (Cost $58,945,955,831)		56,809,022,181
Liabilities in Excess of Other Assets - (0.5)%		(260,971,804)
TOTAL NET ASSETS - 100.0%		$56,548,050,377

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

CMT - Constant Maturity Treasury
GNMA - Government National Mortgage Association
LIBOR - London Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnership
PIK - Payment in Kind
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2026, the value of these securities total $11,591,990,339 or 20.5% of the Fund’s net assets.

(b)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(c)	Issuer is currently in default.
(d)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of March 31, 2026.

(e)	Step coupon bond. The rate disclosed is as of March 31, 2026.
(f)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of March 31, 2026.

(g)	Security subject to the Alternative Minimum Tax ("AMT"). As of March 31, 2026, the total value of securities subject to the AMT was $6,261,274 or 0.0% of net assets.
(h)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Baird Aggregate Bond Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$–	$21,811,577,784	$–	$21,811,577,784
U.S. Treasury Securities	–	17,065,832,788	–	17,065,832,788
Agency Residential Mortgage-Backed Securities	–	10,032,216,804	–	10,032,216,804
Non-Agency Residential Mortgage-Backed Securities	–	2,734,731,005	–	2,734,731,005
Non-Agency Commercial Mortgage-Backed Securities	–	2,459,020,732	–	2,459,020,732
Asset-Backed Securities	–	1,078,212,226	–	1,078,212,226
Agency Commercial Mortgage-Backed Securities	–	352,226,779	–	352,226,779
Municipal Bonds	–	248,135,899	–	248,135,899
Other Government Related Securities	–	117,134,355	–	117,134,355
Money Market Funds	909,933,809	–	–	909,933,809
Total Investments	$909,933,809	$55,899,088,372	$–	$56,809,022,181

Refer to the Schedule of Investments for further disaggregation of investment categories.